                                     [LOGO]
                                    WILSHIRE
                               TARGET FUNDS, INC.





                              SEMI - ANNUAL REPORT


                         LARGE COMPANY GROWTH PORTFOLIO

                          LARGE COMPANY VALUE PORTFOLIO

                         SMALL COMPANY GROWTH PORTFOLIO

                          SMALL COMPANY VALUE PORTFOLIO

                          WILSHIRE 5000 INDEX PORTFOLIO





                                FEBRUARY 28, 1999

                                  ------------
                                www.wilfunds.com

                          WILSHIRE TARGET FUNDS, INC.

 Shareholder Letter .................................................     1
 Large Company Growth Portfolio:
     Fund Commentary ................................................     3
 Large Company Value Portfolio
     Fund Commentary ................................................     5
 Small Company Growth Portfolio
     Fund Commentary ................................................     7
 Small Company Value Portfolio
     Fund Commentary ................................................     9
 Wilshire 5000 Index Portfolio
     Fund Commentary ................................................    11

 Statements of Investments:
     Large Company Growth Portfolio .................................    12
     Large Company Value Portfolio ..................................    16
     Small Company Growth Portfolio .................................    19
     Small Company Value Portfolio ..................................    22
     Wilshire 5000 Index Portfolio ..................................    28

 Statements of Assets and Liabilities ...............................    49
 Statements of Operations ...........................................    51
 Statements of Changes in Net Assets ................................    52

 Financial Highlights:
     Large Company Growth Portfolio .................................    56
     Large Company Value Portfolio ..................................    58
     Small Company Growth Portfolio .................................    60
     Small Company Value Portfolio ..................................    62
     Wilshire 5000 Index Portfolio ..................................    64
 Notes to Financial Statements ......................................    65



THIS REPORT IS FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF LARGE COMPANY GROWTH PORTFOLIO, LARGE COMPANY VALUE PORTFOLIO, SMALL COMPANY GROWTH PORTFOLIO, SMALL COMPANY VALUE PORTFOLIO AND WILSHIRE 5000 INDEX PORTFOLIO. ITS USE IN CONNECTION WITH ANY OFFERING OF A PORTFOLIO'S SHARES IS AUTHORIZED ONLY IF ACCOMPANIED OR PRECEDED BY THE PORTFOLIO'S CURRENT PROSPECTUS.

Wilshire Target Funds, Inc. are distributed by First Data Distributors, Inc.

DEAR SHAREHOLDER,

We are pleased to present this semi-annual report to all shareholders of the WilshireTarget Funds, Inc. (the "Fund"). This report covers the six months ended February 28,1999 for both classes of shares of the Fund's Portfolios (Investment Class and Institutional Class). The Portfolios include Large Company Growth, Large Company Value, Small Company Growth, Small Company Value, and the newest of the Fund's portfolios, the Wilshire 5000 Index Portfolio.

BROAD MARKET EXPOSURE THROUGH THE NEW WILSHIRE 5000 INDEX PORTFOLIO

Investors can now enjoy the benefits of an index fund with exposure to the broad U.S. stock market with the recent launch of the first official Wilshire 5000 Index mutual fund. Since it was produced in 1974, the broad-based Wilshire 5000 Index (the "Index"), which now includes approximately 7,400 stocks, is widely considered the best representation of the entire U.S. market. The Index measures the performance of all U.S. domiciled stocks traded on the New York Stock Exchange, the American Stock Exchange and the NASDAQ with readily available price information. The Wilshire 5000 Index Portfolio has been created using sampling procedures to track the Index, and will ultimately hold between 2,000 to 3,000 securities, in comparison to the almost 7,400 securities included in the Index. Recent market conditions highlight the benefits of investing in a broad market index over the S&P 500 Index. Small cap stocks have underperformed relative to large cap stocks (as measured by the S&P 500 Index) for the past five years. Unlike the S&P 500 Index, the Index includes small and mid-cap stocks as well as large cap stocks, which provides a more comprehensive profile for the market as a whole.

THE STYLE APPROACH

In addition to the new Wilshire 5000 Index Portfolio, the Fund offers focused exposure to four distinct segments of the equity market represented by the Large Company Growth, Large Company Value, Small Company Growth, and Small Company Value Portfolios. Investors target different fundamental characteristics when choosing to pursue a style approach. Consequently, each Portfolio owns only securities which correspond with the characteristics most commonly associated with that style. Generally, the Growth portfolios focus on companies whose financial characteristics include above average earnings growth, sales growth, and return on equity. Conversely, the Value portfolios seek companies with above average earnings yield, dividend yield, and book-to-price ratios. Stocks are purchased only if they meet the specific growth or value criteria defined for the Portfolio.

In order to maintain proper style exposure in each Portfolio, changes are made over time as companies characteristics change. Stocks are sold if they no longer meet the criteria of that particular Portfolio. For example, value stocks can lose their attractiveness, from a value perspective, after a strong relative price advance. Consequently, the Portfolios require constant vigilance and monitoring to make sure that each Portfolio has the most appropriate stocks given its style orientation.

MARKET ENVIRONMENT

During the six month period ended February 28, 1999, we saw a continuation of the trend where large company stocks outperformed small company stocks. The Wilshire 5000 Index, comprised of all U.S. equity securities, advanced 29.34% for the six months ended February 28, 1999. Large companies, as measured by the Standard & Poors 500 Composite Stock Price Index, rose 30.32%, and small companies, as measured by the Wilshire Next 1750 Index, climbed 17.58% during this time period.

For these six months, the equity markets have continued to generate positive returns for investors, and since our management approach entails maintaining a fully invested posture at all times, investors have received full benefit of the market advance. We believe that for individuals as well as for large corporate pension plans, the decision as to what percentage of investment assets should be allocated to equities is a strategic decision, based on a long-term view of the capital markets as well as the individual's/corporation's risk tolerance. By providing funds which are virtually fully invested, we allow our shareholders to efficiently implement these decisions.

We would also like to encourage all shareholders to visit us on the web at www.wilfunds.com. In addition to finding daily NAVs and quarterly fact sheets on all our portfolios, you can download a prospectus and application right off the web.

Sincerely,


/s/ Thomas D. Stevens

Thomas D. Stevens
President and Chairman of the Board

LARGE COMPANY GROWTH PORTFOLIO
FUND COMMENTARY

The Large Company Growth Portfolio's Investment Class Shares returned 37.48% and Institutional Class Shares returned 37.59% during the six months ended February 28, 1999 (the "period"). Interest rate cuts by the Federal Reserve in the last quarter of 1998 helped push large cap growth stocks to new highs. During the period, the Technology and Consumer Non-Durables sectors, which totaled over 72% of the Portfolio, drove performance. The two most heavily weighted stocks in the Portfolio, Microsoft Corporation and Intel Corporation, returned 57% and 69%, respectively, over the period. Other technology stocks had remarkable returns:
Oracle Systems was up 180%, Sun Microsystems was up 146%, and EMC Corp was up 130%, during the period. The Consumer Non-Durables sector also experienced major gains with pharmaceutical companies such as Merck & Company, Pfizer Incorporated, and Johnson & Johnson making significant contributions to the Portfolio. While performance across all sectors was positive, there were some notable exceptions among the Consumer Non-Durables including Coca Cola Company, which was down 1.5%, Campbell Soup, which was down nearly 20%, and Mattel Incorporated, which was down 27%, during the period.

The Portfolio is comprised of companies which have above average earnings, sales growth histories and fit a classic high quality growth profile. It is typical to find securities in this Portfolio that have enjoyed long and successful growth trends. In addition, these companies typically have higher than average returns on equity or levels of profitability.





                       PORTFOLIO INFORMATION(1)
                     (As of February 28, 1999)


       AVERAGE 5-YEAR SALES GROWTH .............  18.0%
       AVERAGE 5-YEAR EARNINGS GROWTH ..........  17.1%
       AVERAGE 5-YEAR RETURN ON EQUITY .........  26.4%
       AVERAGE MARKET CAPITALIZATION ...........  $132.7 BILLION

(1) ALL AVERAGES ARE DOLLAR-WEIGHTED AVERAGES. THE 5-YEAR NUMBERS ARE CALCULATED BASED ON THE RESULTS FOR THE 5-YEAR PERIOD ENDED FEBRUARY 28, 1999 FOR THOSE SECURITIES IN THE PORTFOLIO'S HOLDINGS AS OF FEBRUARY 28, 1999 WHOSE ISSUERS HAVE BEEN IN EXISTENCE FOR AT LEAST 5 YEARS.

     LARGE COMPANY GROWTH PORTFOLIO
     FUND COMMENTARY -- (Continued)


                            INVESTMENT CLASS SHARES
                          AVERAGE ANNUAL TOTAL RETURN*

     SIX MONTHS ENDED 2/28/99 .......................................   37.48%
     ONE YEAR ENDED 2/28/99 .........................................   28.66%+
     FIVE YEARS ENDED 2/28/99 .......................................   27.16%+
     INCEPTION (9/30/92) THROUGH 2/28/99 ............................   21.85%+

                           INSTITUTIONAL CLASS SHARES
                          AVERAGE ANNUAL TOTAL RETURN*

     SIX MONTHS ENDED 2/28/99 .......................................   37.59%
     ONE YEAR ENDED 2/28/99 .........................................   28.81%+
     INCEPTION (7/15/96) THROUGH 2/28/99 ............................   37.29%+

*    ASSUMES REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS.

+ DURING THE PERIODS, CERTAIN FEES AND EXPENSES WERE WAIVED OR REIMBURSED. WITHOUT SUCH WAIVERS AND REIMBURSEMENTS, TOTAL RETURNS WOULD HAVE BEEN LOWER.


                          PORTFOLIO SECTOR WEIGHTING**
                            (As of February 28, 1999)

                                    [CHART]


      UTILITIES                          2.9%
      TRANSPORTATION                     0.7%
      TECHNOLOGY                        29.3%
      MATERIALS & SERVICES               3.5%
      FINANCE                            9.2%
      ENERGY                             0.9%
      CAPITAL GOODS                      8.3%
      CONSUMER DURABLES                  0.7%
      CONSUMER NON-DURABLES             44.5%

**   Based on percent of Portfolio's total market value.

LARGE COMPANY VALUE PORTFOLIO
FUND COMMENTARY

The Large Company Value Portfolio's Investment Class Shares returned 16.91% and Institutional Class Shares returned 17.01% during the six months ended February 28, 1999 (the "period"). Large company stocks have continued to outperform small, benefiting the large value category. However, value stocks continued to trail growth stocks within the large cap universe. Finance, Technology, and Consumer Durables were the strongest performing sectors during the period, and comprised over half of the Portfolio's weighting. Top performers in these sectors include Chase Manhattan Corporation, IBM, and Ford Motor Company which were up 54%, 48% and 35%, respectively, during the period. All other sectors had positive returns with the exception of Utilities, where the majority of holdings in the Portfolio finished negatively during the period. Some of the larger utility stocks in the Portfolio, including Duke Power (down 7% during the period), Southern Company (down 9% during the period), and PG&E (down 1% during the period), were also among the more heavily weighted stocks in the Portfolio, thus negatively impacting performance. Two of the Portfolio's former holdings, Bell Atlantic and Amoco, were dropped as of the September rebalance. Both had become less attractive from a relative value perspective as a result of price performance due in part to the mergers and acquisitions in which the companies had been involved.

Fundamentals that are used for selection of stocks in this Portfolio are price to earnings ratio, price to book ratio and dividend yield. A high quality profile is required which eliminates companies that are undergoing adverse financial pressures. Companies are monitored using a variety of relative value criteria, the goal being to capture the most attractive value opportunities available. Buy and sell decisions are based on the relative evaluation of fundamentals. As a security's fundamentals deteriorate or improve relative to other large cap securities, it will be bought or sold.

                             PORTFOLIO INFORMATION(1)
                            (As of February 28, 1999)

 DIVIDEND YIELD(2) ..........................................    2.9%
 AVERAGE PRICE/BOOK RATIO ...................................    2.8
 AVERAGE PRICE/EARNINGS RATIO ...............................   15.5
 AVERAGE MARKET CAPITALIZATION ..............................  $33.3 BILLION

(1) ALL AVERAGES ARE DOLLAR-WEIGHTED AVERAGES. THE AVERAGE BOOK/PRICE RATIO IS CALCULATED BASED ON THE BOOK VALUE OF EACH PORTFOLIO SECURITY AS OF THE END OF ITS ISSUER'S MOST RECENT FISCAL YEAR. THE AVERAGE PRICE/EARNINGS RATIO IS CALCULATED BASED ON THE PRICE OF EACH PORTFOLIO SECURITY AS OF THE END OF ITS ISSUER'S MOST RECENT FISCAL YEAR.

(2) THE ONE-YEAR DIVIDEND YIELD CORRESPONDS TO THE STATED DIVIDENDS OF ALL UNDERLYING SECURITIES HELD BY THE PORTFOLIO AND IS NOT AN INDICATION OF THE CURRENT SEC YIELD OF THE PORTFOLIO ITSELF.

LARGE COMPANY VALUE PORTFOLIO
FUND COMMENTARY -- (CONTINUED)

                            INVESTMENT CLASS SHARES
                          AVERAGE ANNUAL TOTAL RETURN*

SIX MONTHS ENDED 2/28/99 ..........................................   16.91%
ONE YEAR ENDED 2/28/99 ............................................    3.55%+
FIVE YEARS ENDED 2/28/99 ..........................................   17.69%+
INCEPTION (9/30/92) THROUGH 2/28/99 ...............................   16.31%+

                           INSTITUTIONAL CLASS SHARES
                          AVERAGE ANNUAL TOTAL RETURN*

SIX MONTHS ENDED 2/28/99 ..........................................   17.01%
ONE YEAR ENDED 2/28/99 ............................................    3.68%+
INCEPTION (7/15/96) THROUGH 2/28/99 ...............................   21.04%+

*    ASSUMES REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS.

+ DURING THE PERIODS, CERTAIN FEES AND EXPENSES WERE WAIVED OR REIMBURSED. WITHOUT SUCH WAIVERS AND REIMBURSEMENTS, TOTAL RETURNS WOULD HAVE BEEN LOWER.

                          PORTFOLIO SECTOR WEIGHTING**
                           (As of February 28, 1999)

                                    [CHART]

UTILITIES                                                              15.3%
TRANSPORTATION                                                          2.3%
TECHNOLOGY                                                              3.1%
MATERIALS & SERVICES                                                    8.4%
CAPITAL GOODS                                                           1.8%
CONSUMER DURABLES                                                       9.2%
CONSUMER NON-DURABLES                                                   5.5%
ENERGY                                                                 12.1%
FINANCE                                                                42.3%

**   Based on percent of Portfolio's total market value.

SMALL COMPANY GROWTH PORTFOLIO
FUND COMMENTARY

The Small Company Growth Portfolio's Investment Class Shares returned 13.91% and Institutional Class Shares returned 13.98% during the period ended February 28, 1999 (the "period"). Performance in the last few months of 1998 was relatively strong, whereas the first months of 1999 brought performance down for the period. The traditional growth sectors, Consumer Non-Durables, Materials and Services, and Technology, which comprised 70% of the total Portfolio over the period, bolstered performance. Although the Finance sector is not typically thought of as a growth category, the current economic environment has created and sustained some high powered growth companies in this sector. Over the period Finance companies had an average weight of almost 11% of the Portfolio, with some of the relatively heavily weighted holdings, such as Reinsurance Group (up 29% during the period), Executive Risk Incorporated (up 95% during the period), and UICI (up 51% during the period), contributing to the strong returns of the Portfolio. There was weakness in the small growth Utilities and Energy stocks; however, minimal weightings in both sectors worked to the advantage of the Portfolio.

For investment decisions, the Portfolio uses the same fundamental criteria as its large cap partner, although with less emphasis on a long history of established growth. Specifically, the Portfolio's investment adviser seeks to identify high quality growth companies by focusing on earnings and sales growth as well as dividend payout and return on equity. By focusing on earnings and return on equity in the small cap arena, the Portfolio seeks to invest in growth companies with a proven track record.


                             PORTFOLIO INFORMATION(1)
                            (As of February 28, 1999)

 AVERAGE 5-YEAR SALES GROWTH .................................  28.0%
 AVERAGE 5-YEAR EARNINGS GROWTH ..............................  15.0%
 AVERAGE 5-YEAR RETURN ON EQUITY .............................  17.9%
 AVERAGE MARKET CAPITALIZATION ...............................  $1.0 BILLION

(1) ALL AVERAGES ARE DOLLAR-WEIGHTED AVERAGES. THE 5-YEAR NUMBERS ARE CALCULATED BASED ON THE RESULTS FOR THE 5-YEAR PERIOD ENDED FEBRUARY 28, 1999 FOR THOSE SECURITIES IN THE PORTFOLIO'S HOLDINGS AS OF FEBRUARY 28, 1999 WHOSE ISSUERS HAVE BEEN IN EXISTENCE FOR AT LEAST 5 YEARS.

SMALL COMPANY GROWTH PORTFOLIO
FUND COMMENTARY -- (CONTINUED)

                            INVESTMENT CLASS SHARES
                          AVERAGE ANNUAL TOTAL RETURN*


SIX MONTHS ENDED 2/28/99 ..........................................    13.91%
ONE YEAR ENDED 2/28/99 ............................................   (22.03)%
FIVE YEARS ENDED 2/28/99 ..........................................     5.85%
INCEPTION (10/1/92) THROUGH 2/28/99 ...............................    10.50%

                           INSTITUTIONAL CLASS SHARES
                          AVERAGE ANNUAL TOTAL RETURN*

SIX MONTHS ENDED 2/28/99...........................................   13.98%
ONE YEAR ENDED 2/28/99 ............................................  (21.91)%
INCEPTION (7/15/96) THROUGH 2/28/99 ...............................    3.07%

* ASSUMES REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS. DURING THE PERIODS, CERTAIN FEES AND EXPENSES WERE WAIVED OR REIMBURSED. FOR THE SIX MONTHS ENDED FEBRUARY 28, 1999, FEES AND EXPENSES TOTALING 0.15% PER SHARE WERE WAIVED OR REIMBURSED. WITHOUT SUCH WAIVERS AND REIMBURSEMENTS, TOTAL RETURNS WOULD HAVE BEEN LOWER.

                          PORTFOLIO SECTOR WEIGHTING**
                           (As of February 28, 1999)

                                    [CHART]

UTILITIES                                                              0.6%
TRANSPORTATION                                                         5.3%
TECHNOLOGY                                                            24.1%
MATERIALS & SERVICES                                                  27.5%
CAPITAL GOODS                                                          6.7%
CONSUMER DURABLES                                                      4.6%
CONSUMER NON-DURABLES                                                 22.2%
ENERGY                                                                 0.2%
FINANCE                                                                8.8%

**   Based on percent of Portfolio's total market value.

SMALL COMPANY VALUE PORTFOLIO
FUND COMMENTARY

The Small Company Value Portfolio's Investment Class Shares returned 0.89% and Institutional Class Shares returned 0.96% during the six-month period ended February 28, 1999 (the "period"). All sectors contributed to the flat performance over the period. Although the most heavily weighted sectors, Finance (25% of the Portfolio) and Consumer Non-Durables (17% of the Portfolio), returned 4% and 8%, respectively, during the period these positive gains were counterbalanced by negative and flat returns in other relatively heavily weighted sectors such as Materials & Services and Utilities. The biggest individual contributors to the Portfolio were First Brand Corporation (up 96% during the period) and Coors Adolph Company (up 45% during the period). The worst performing sectors were Energy and Technology, which were down 15% and 12%, respectively, during the period. However, these sectors also had the lowest relative weightings over the period in the Portfolio of 1.9% and 2.5%, respectively, thus only having a slight impact on performance. Recent additions to the Portfolio include Kelly Services and Washington Federal.

The Portfolio continues to invest in stocks clearly associated with a value orientation. These sectors typically include companies which are undervalued relative to their earnings and book value. They also have a relatively high dividend yield, which means simply that their price is lower relative to the size of the dividend. Dividend yields for small companies are on average less than those for large companies. Demand for value stocks is driven by two types of investors - those investors seeking higher current income coming from the dividend and those who feel the stock is undervalued relative to its earnings potential. The Portfolio buys those stocks which exhibit both of these characteristics. When demand is low for these types of securities prices are slow to rise. Low demand is typically a function of investor sentiment, meaning that when investors feel like their current holdings become overvalued they sell them and look for better investments.

                             PORTFOLIO INFORMATION(1)
                            (As of February 28, 1999)

 DIVIDEND YIELD(2) ............................................  3.0%
 AVERAGE PRICE/BOOK RATIO ...................................    2.0
 AVERAGE PRICE/EARNINGS RATIO ...............................   13.7
 AVERAGE MARKET CAPITALIZATION ..............................   $0.86 BILLION

(1) ALL AVERAGES ARE DOLLAR-WEIGHTED AVERAGES. THE AVERAGE BOOK/PRICE RATIO IS CALCULATED BASED ON THE BOOK VALUE OF EACH PORTFOLIO SECURITY AS OF THE END OF ITS ISSUER'S MOST RECENT FISCAL YEAR. THE AVERAGE PRICE/EARNINGS RATIO IS CALCULATED BASED ON THE PRICE OF EACH PORTFOLIO SECURITY AS OF THE END OF ITS ISSUER'S MOST RECENT FISCAL YEAR.

(2) THE ONE-YEAR DIVIDEND YIELD CORRESPONDS TO THE STATED DIVIDENDS OF ALL UNDERLYING SECURITIES HELD BY THE PORTFOLIO AND IS NOT AN INDICATION OF THE CURRENT SEC YIELD OF THE PORTFOLIO ITSELF.

SMALL COMPANY VALUE PORTFOLIO
FUND COMMENTARY -- (CONTINUED)

                            INVESTMENT CLASS SHARES
                          AVERAGE ANNUAL TOTAL RETURN*

 SIX MONTHS ENDED 2/28/99 .........................................     0.89%
 ONE YEAR ENDED 2/28/99 ...........................................   (18.57)%
 FIVE YEARS ENDED 2/28/99 .........................................     8.80%
 INCEPTION (9/30/92) THROUGH 2/28/99 ..............................     9.72%


                           INSTITUTIONAL CLASS SHARES
                          AVERAGE ANNUAL TOTAL RETURN*

 SIX MONTHS ENDED 2/28/99 .........................................     0.96%
 ONE YEAR ENDED 2/28/99 ...........................................   (18.47)%
 INCEPTION (7/15/96) THROUGH 2/28/99 ..............................     9.54%

* ASSUMES REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS. DURING THE PERIODS, CERTAIN FEES AND EXPENSES WERE WAIVED OR REIMBURSED. FOR THE SIX MONTHS ENDED FEBRUARY 28, 1999, FEES AND EXPENSES TOTALING 0.15% PER SHARE WERE WAIVED OR REIMBURSED. WITHOUT SUCH WAIVERS AND REIMBURSEMENTS, TOTAL RETURNS WOULD HAVE BEEN LOWER.

                          PORTFOLIO SECTOR WEIGHTING**
                           (As of February 28, 1999)

                                    [CHART]

UTILITIES                                                             16.5%
TRANSPORTATION                                                         3.2%
TECHNOLOGY                                                             3.3%
MATERIALS & SERVICES                                                  17.6%
FINANCE                                                               24.5%
CAPITAL GOODS                                                          7.9%
CONSUMER DURABLES                                                      8.6%
CONSUMER NON-DURABLES                                                 17.0%
ENERGY 1.4%

**   Based on percent of Portfolio's total market value.

WILSHIRE 5000 INDEX PORTFOLIO
FUND COMMENTARY

On January 29, 1999, Wilshire introduced the Wilshire 5000 Index Portfolio. Performance for the Portfolio from inception through February 28, 1999 was -3.40%, while performance for the Wilshire 5000 Index during the same period was -3.33%.

The Index is comprised of about 7,400 securities, and measures the performance of all U.S. domiciled stocks traded on the NYSE, the AMEX and the NASDAQ with readily available price information. The Portfolio currently holds around 1,600 securities and expects to ultimately hold between 2,000 to 3,000 securities representing approximately 90% of the total market value of the Index. Using statistical procedures, securities will be selected based on market capitalization and industry weightings, giving the Portfolio the approximate balance of the Index.

There is currently a large discrepancy in valuations between large cap and small cap stocks, and many analysts predict that small caps will make a comeback in 1999. The Wilshire 5000 Index Portfolio gives the investor exposure to both large cap stocks and potentially lucrative small cap stocks through broad diversification.


                           PORTFOLIO SECTOR WEIGHTING*
                            (As of February 28, 1999)

                                    [CHART]

CAPITAL GOODS                                                            4.3%
CONSUMER DURABLES                                                        2.1%
CONSUMER NON-DURABLES                                                   30.3%
ENERGY                                                                   4.3%
FINANCE                                                                 18.4%
UTILITIES                                                               10.9%
TRANSPORTATION                                                           1.2%
TECHNOLOGY                                                              21.0%
MATERIALS & SERVICES                                                     7.5%

*    Based on percent of Portfolio's total market value.

 WILSHIRE TARGET FUNDS, INC.
 LARGE COMPANY GROWTH PORTFOLIO                             FEBRUARY 28, 1999
 STATEMENT OF INVESTMENTS                                         (UNAUDITED)


                                                                      Value
   Shares                                                            (Note 1)
   ------                                                            -------
COMMON STOCKS - 99.5%

           AEROSPACE - 0.9%
   10,600  Textron, Inc. ..................................   $     826,800
   14,800  United Technologies Corporation ................       1,833,350
                                                              -------------
                                                                  2,660,150
                                                              -------------
           AIR TRANSPORTATION - 0.7%
    4,244  COMAIR Holdings, Inc. ..........................         159,681
    9,500  FDX Corporation* ...............................         907,250
   21,679  Southwest Airlines Company .....................         653,080
    3,800  UAL Corporation* ...............................         227,050
                                                              -------------
                                                                  1,947,061
                                                              -------------

           APPAREL - 0.1%
    6,500  Jones Apparel Group* ...........................         181,594
                                                              -------------

           BANKS - 2.4%
   17,362  Fifth Third Bancorp ............................       1,146,977
    6,417  National Commerce Bancorporation ...............         133,153
    9,246  North Fork Bancorporation, Inc. ................         203,412
    7,200  Northern Trust Corporation .....................         643,500
   10,400  State Street Corporation .......................         797,550
  104,472  Wells Fargo Company ............................       3,839,346
    4,829  Zions Bancorporation ...........................         309,056
                                                              -------------
                                                                  7,072,994
                                                              -------------

           BUSINESS MACHINES - 19.5%
   13,314  BMC Software, Inc.* ............................         544,210
  100,522  Cisco Systems, Inc.* ...........................       9,832,308
    9,814  Comdisco, Inc. .................................         117,768
   81,800  Dell Computer Corporation* .....................       6,554,225
   32,314  EMC Corporation* ...............................       3,308,146
   67,214  Hewlett-Packard Company ........................       4,465,530
    4,300  Lexmark International Group, Inc.,
              Class A* ....................................         443,706
  159,287  Microsoft Corporation* .........................      23,912,961
   62,850  Oracle Systems Corporation* ....................       3,511,744
   24,514  Sun Microsystems, Inc.* ........................       2,385,519
   42,500  Xerox Corporation ..............................       2,345,469
                                                              -------------
                                                                 57,421,586
                                                              -------------
           BUSINESS SERVICES - 2.1%
    4,914  Apollo Group, Inc., Class A* ...................   $     147,727
   38,428  Automatic Data Processing, Inc. ................       1,527,513
    3,587  Cambridge Technology Partners, Inc.* ...........          90,123
    6,314  Cintas Corporation .............................         446,716
   10,200  Computer Sciences Corporation ..................         679,575
    3,200  DST Systems, Inc.* .............................         173,600
    9,500  Equifax, Inc. ..................................         358,625
    8,800  Interpublic Group of Companies, Inc. ...........         658,350
    5,200  Manpower, Inc. .................................         124,475
   10,943  Omnicom Group, Inc. ............................         724,974
   17,572  Parametric Technology Corporation* .............         270,170
   10,489  Paychex, Inc. ..................................         444,471
    2,900  Pixar, Inc.* ...................................         119,263
    5,964  Robert Half International, Inc.* ...............         214,704
    4,314  Synopsys, Inc.* ................................         199,523
                                                              -------------
                                                                  6,179,809
                                                              -------------

           CHEMICALS - 0.2%
   14,900  Air Products & Chemicals, Inc. .................         478,663
    5,100  Eastman Chemical Company .......................         240,656
                                                              -------------
                                                                    719,319
                                                              -------------

           CONSTRUCTION - 0.3%
    3,816  Centex Corporation .............................         140,476
    9,571  Clayton Homes, Inc. ............................         118,441
    4,400  Crane Company ..................................         120,725
    3,000  Martin Marietta Materials, Inc. ................         153,938
   11,100  Sherwin-Williams Company .......................         267,094
                                                              -------------
                                                                    800,674
                                                              -------------

           CONSUMER DURABLES - 0.3%
    5,888  Maytag Corporation .............................         330,096
   10,529  Newell Company, Inc. ...........................         447,483
                                                              -------------
                                                                    777,579
                                                              -------------

           COSMETICS - 4.2%
    6,700  Clorox Company .................................         792,694
   72,581  Gillette Company ...............................       3,892,156
   86,700  Proctor & Gamble Company .......................       7,759,650
                                                              -------------
                                                                 12,444,500
                                                              -------------


                       See Notes to Financial Statements

                                       12

 WILSHIRE TARGET FUNDS, INC.
 LARGE COMPANY GROWTH PORTFOLIO                             FEBRUARY 28, 1999
 STATEMENT OF INVESTMENTS - (CONTINUED)                           (UNAUDITED)


                                                                      Value
   Shares                                                            (Note 1)
   ------                                                            -------

           DOMESTIC OIL - 0.1%
   10,018  Tosco Corporation ..............................    $    207,247
    6,414  Transocean Offshore, Inc. ......................         132,289
                                                              -------------
                                                                    339,536
                                                              -------------

           DRUGS & MEDICINE - 22.5%
   99,486  Abbott Laboratories ............................       4,619,881
   85,000  American Home Products
           Corporation ....................................       5,057,500
   16,400  Amgen, Inc.* ...................................       2,047,950
   15,929  Becton Dickinson & Company .....................         533,621
    6,500  Bergen Brunswig Corporation,
           Class A ........................................         158,844
   64,338  Bristol-Myers Squibb Company ...................       8,102,567
   12,968  Cardinal Health, Inc. ..........................         936,127
   19,500  Guidant Corporation ............................       1,111,500
   16,143  Health Management Associates, Inc.,
           Class A* .......................................         208,850
   86,914  Johnson & Johnson ..............................       7,420,283
    3,701  Lincare Holdings, Inc.* ........................         131,848
   33,215  Medtronic, Inc. ................................       2,345,824
  153,900  Merck & Company, Inc. ..........................      12,581,325
    5,659  Omnicare, Inc. .................................         135,462
   84,486  Pfizer, Inc. ...................................      11,146,872
   94,858  Schering-Plough Corporation ....................       5,306,119
    6,200  Stryker Corporation ............................         292,950
    6,429  Sybron International Corporation* ..............         157,912
   53,014  Warner-Lambert Company .........................       3,661,279
    5,700  Watson Pharmaceuticals, Inc.* ..................         275,381
                                                              -------------
                                                                 66,232,095
                                                              -------------

           ELECTRONICS - 7.0%
    6,257  Altera Corporation* ............................         304,247
    6,114  American Power Conversion
           Corporation* ...................................         219,340
   10,500  Analog Devices, Inc.* ..........................         263,156
   23,714  Applied Materials, Inc.* .......................       1,319,091
  108,558  Intel Corporation ..............................      13,020,175
    9,900  Linear Technology Corporation ..................         433,744
   38,700  Motorola, Inc. .................................       2,718,675
   15,100  Solectron Corporation* .........................         674,781
    3,814  Symbol Technologies, Inc. ......................         202,142
   12,572  Tellabs, Inc.* .................................       1,006,546
   10,729  Thermo Electron Corporation ....................         148,194
    4,694  Xilinx, Inc.* ..................................         327,407
                                                              -------------
                                                                 20,637,498
                                                              -------------

           ENERGY & UTILITIES - 0.9%
   11,314  AES Corporation* ...............................         420,739
    6,531  CMS Energy Corporation .........................         270,220
   13,719  Coastal Corporation ............................         439,008
    4,345  K N Energy, Inc. ...............................          90,973
    3,987  UtiliCorp United, Inc. .........................         137,053
    4,244  Western Resources, Inc. ........................         119,628
   27,439  Williams Companies, Inc. .......................       1,015,243
                                                              -------------
                                                                  2,492,864
                                                              -------------

           ENERGY - RAW MATERIALS - 0.2%
   20,434  Baker Hughes, Inc. .............................         367,812
    9,100  ENSCO International, Inc. ......................          80,763
   11,100  Global Marine, Inc.* ...........................          86,025
    6,285  Weatherford International, Inc.* ...............         106,845
                                                              -------------
                                                                    641,445
                                                              -------------

           FOOD & AGRICULTURE - 4.4%
   29,000  Campbell Soup Company ..........................       1,165,437
  159,300  Coca-Cola Company ..............................      10,185,244
    3,816  Dole Food Company, Inc. ........................         120,204
    4,700  Interstate Bakeries Corporation ................         112,800
   21,800  Sysco Corporation ..............................         615,850
    7,500  Wrigley (Wm.) Jr. Company ......................         697,500
                                                              -------------
                                                                 12,897,035
                                                              -------------

           INSURANCE - 1.1%
   11,450  American International Group, Inc. .............       1,304,584
   16,549  Marsh & McLennan Companies, Inc. ...............       1,171,876
    4,700  Progressive Corporation of Ohio ................         603,950
    3,916  Protective Life Corporation ....................         135,102
                                                              -------------
                                                                  3,215,512
                                                              -------------

           MEDIA - 1.3%
    8,000  Belo (A.H.) Corporation, Series A ..............         145,000
   16,014  Clear Channel Communications, Inc.* ............         960,840
   18,414  Gannet Company, Inc. ...........................       1,169,289


                       See Notes to Financial Statements

                                       13

 WILSHIRE TARGET FUNDS, INC.
 LARGE COMPANY GROWTH PORTFOLIO                             FEBRUARY 28, 1999
 STATEMENT OF INVESTMENTS - (CONTINUED)                           (UNAUDITED)


                                                                      Value
   Shares                                                            (Note 1)
   ------                                                            -------
           MEDIA (CONTINUED)
    5,100  Knight-Ridder, Inc. ............................  $      255,956
    6,400  McGraw-Hill Companies, Inc. ....................         700,400
    3,373  Meredith Corporation ...........................         113,839
   12,200  New York Times Company, Class A ................         378,200
                                                              -------------
                                                                  3,723,524
                                                              -------------

           MISCELLANEOUS FINANCE - 5.7%
   29,500  American Express Company .......................       3,200,750
    4,300  Capital One Financial Corporation ..............         548,787
  147,684  Citigroup, Inc. ................................       8,676,435
    6,150  Edwards (A.G.), Inc. ...........................         200,259
    3,600  FINOVA Group, Inc. .............................         182,925
   16,314  Franklin Resources, Inc. .......................         518,989
   48,487  MBNA Corporation ...............................       1,175,810
    7,729  Price (T. Rowe) Associates, Inc. ...............         238,150
   25,896  Schwab (Charles) Corporation ...................       1,930,871
                                                              -------------
                                                                 16,672,976
                                                              -------------

           MOTOR VEHICLES - 0.4%
   10,616  Dana Corporation ...............................         400,754
    9,914  Harley-Davidson, Inc. ..........................         573,153
    4,314  Lear Corporation* ..............................         152,338
                                                              -------------
                                                                  1,126,245
                                                              -------------

           NON-DURABLE & ENTERTAINMENT - 1.5%
   44,300  McDonald's Corporation .........................       3,765,500
   16,600  Service Corporation International ..............         255,225
    5,729  Starbucks Corporation* .........................         302,921
                                                              -------------
                                                                  4,323,646
                                                              -------------

           PAPER & FOREST PRODUCTS - 0.1%
   14,200  Fort James Corporation .........................         424,225
                                                              -------------

           PRODUCER GOODS - 9.3%
   36,300  AlliedSignal, Inc. .............................       1,501,912
    7,572  Avery Dennison Corporation .....................         406,522
    4,800  Case Corporation ...............................          93,600
   14,429  Dover Corporation ..............................         490,586
   28,425  Emerson Electric Company .......................       1,632,661
  210,300  General Electric Company .......................      21,095,719
   16,200  Illinois Tool Works, Inc. ......................       1,113,750
   10,700  Ingersoll-Rand Company .........................         508,250
    5,514  Johnson Controls, Inc. .........................         339,111
    5,600  Miller (Herman), Inc. ..........................          95,200
                                                              -------------
                                                                 27,277,311
                                                              -------------

           RETAIL - 9.1%
    9,814  AutoZone, Inc.* ................................         343,490
    8,900  Bed Bath & Beyond, Inc.* .......................         261,994
   11,886  Dollar General Corporation .....................         355,837
    3,801  Dollar Tree Stores, Inc.* ......................         152,040
   38,125  Gap, Inc. ......................................       2,466,211
   94,955  Home Depot, Inc. ...............................       5,667,627
   16,100  Intimate Brands, Inc. ..........................         632,931
   10,214  Kohl's Corporation* ............................         704,766
   22,714  Lowe's Companies, Inc. .........................       1,347,224
   15,804  Office Depot, Inc.* ............................         564,005
   31,440  Safeway, Inc.* .................................       1,815,660
  144,500  Wal-Mart Stores, Inc. ..........................      12,481,188
                                                              -------------
                                                                 26,792,973
                                                              -------------

           STEEL - 0.2%
   12,700  Allegheny Teledyne, Inc. .......................         261,937
    5,700  Nucor Corporation ..............................         254,006
    5,614  USX-U.S. Steel Group ...........................         142,104
                                                              -------------
                                                                    658,047
                                                              -------------

           TELEPHONE - 2.6%
   17,700  ALLTEL Corporation .............................       1,059,787
  127,100  BellSouth Corporation ..........................       5,878,375
    5,964  Century Telephone Enterprises ..................         368,277
    8,718  Cincinnati Bell, Inc. ..........................         172,180
                                                              -------------
                                                                  7,478,619
                                                              -------------

           TIRE & RUBBER - 0.1%
    8,600  Danaher Corporation ............................         414,950
                                                              -------------

           TRAVEL & RECREATION - 2.2%
    6,400  Brunswick Corporation ..........................         136,400
   38,514  Carnival Corporation ...........................       1,713,873
  132,344  Disney (Walt) Company ..........................       4,656,855
                                                              -------------
                                                                  6,507,128
                                                              -------------
                       See Notes to Financial Statements

                                       14

 WILSHIRE TARGET FUNDS, INC.
 LARGE COMPANY GROWTH PORTFOLIO                             FEBRUARY 28, 1999
 STATEMENT OF INVESTMENTS - (CONTINUIED)                          (UNAUDITED)


                                                                      Value
   Shares                                                            (Note 1)
   ------                                                            -------
           TRUCKING & FREIGHT - 0.1%
    5,014  PACCAR, Inc. ...................................    $    209,961
                                                              -------------

           TOTAL COMMON STOCKS
           (Cost $214,362,402) ............................     292,270,856
                                                              -------------

TOTAL INVESTMENTS
(Cost $214,362,402**) ........   99.5%                          292,270,856
OTHER ASSETS AND LIABILITIES
           (Net) .............    0.5%                            1,520,876
                               ------                        --------------
NET ASSETS ...................  100.0%                       $  293,791,732
                               ------                        --------------
                               ------                        --------------


--------------------------
*  Non-income producing security.
** Aggregate cost for Federal tax purposes is $214,362,402.

                       See Notes to Financial Statements.

WILSHIRE TARGET FUNDS, INC.
LARGE COMPANY VALUE PORTFOLIO                                  FEBRUARY 28, 1999
STATEMENT OF INVESTMENTS                                             (UNAUDITED)

                                                                      Value
   Shares                                                            (Note 1)
   ------                                                            -------
COMMON STOCKS - 99.8%

           AEROSPACE - 3.0%
    6,200  General Dynamics Corporation ...................   $     374,712
    3,500  Goodrich (B.F.) Company ........................         119,437
   18,900  Lockheed Martin Corporation ....................         712,294
    3,400  Northrop Grumman Corporation ...................         211,863
   16,500  Raytheon Company, Class B ......................         881,719
                                                              -------------
                                                                  2,300,025
                                                              -------------

           BANKS - 24.8%
   56,791  Bank One Corporaton ............................       3,052,516
   84,254  BankAmerica Corporation ........................       5,502,839
   14,214  BankBoston Corporation .........................         574,779
    7,550  Comerica, Inc. .................................         500,188
    9,012  First Securities Corporation ...................         167,285
   46,950  First Union Corporation ........................       2,503,022
   27,500  Fleet Financial Group, Inc. ....................       1,180,781
    4,600  GreenPoint Financial Corporation ...............         141,162
   21,256  KeyCorp ........................................         685,506
    7,300  Mercantile Bancorporation, Inc. ................         333,062
   16,020  National City Corporation ......................       1,119,398
   14,700  PNC Bank .......................................         765,319
   10,300  Regions Financial Corporation ..................         391,400
    7,950  Southtrust Corporation .........................         318,497
    8,400  Summit Bankcorp ................................         324,450
   10,200  SunTrust Banks, Inc. ...........................         692,963
   10,100  Wachovia Corporation ...........................         859,131
                                                              -------------
                                                                 19,112,298
                                                              -------------

           BUSINESS SERVICES - 2.0%
    8,400  Browning-Ferris Industries, Inc. ...............         264,600
    3,900  Deluxe Corporation .............................         132,113
   23,800  Electronic Data Systems Corporation ............       1,106,700
    2,000  National Services Industries, Inc. .............          64,250
                                                              -------------
                                                                  1,567,663
                                                              -------------

           CHEMICALS - 2.9%
   11,200  Air Products & Chemicals, Inc. .................         359,800
   10,900  Dow Chemical Company ...........................       1,072,287
    3,800  Eastman Chemical Company .......................         179,313
    3,700  Millennium Chemicals, Inc. .....................          66,831
    6,300  Morton International, Inc. .....................         227,588
    2,300  Olin Corporation ...............................          29,181
    6,500  Union Carbide Corporation ......................         286,000
                                                              -------------
                                                                  2,221,000
                                                              -------------

           CONSTRUCTION - 0.4%
    3,800  Fluor Corporation ..............................         133,712
    8,300  Sherwin-Williams Company .......................         199,719
                                                              -------------
                                                                    333,431
                                                              -------------

           CONSUMER DURABLES - 0.3%
    4,500  Maytag Corporation .............................         252,281
                                                              -------------

           DOMESTIC OIL - 2.1%
    3,700  Ashland, Inc. ..................................         164,650
   15,600  Atlantic Richfield Company .....................         852,150
    2,300  Kerr-McGee Corporation .........................          65,694
    2,100  Murphy Oil Corporation .........................          71,794
   12,500  Phillips Petroleum Company .....................         483,593
                                                              -------------
                                                                  1,637,881
                                                              -------------

           DRUGS & MEDICINE - 0.2%
    2,700  Bard (C.R.), Inc. ..............................         152,213
                                                              -------------

           ELECTRONICS - 0.3%
    3,800  Harris Corporation .............................         118,275
    2,700  Thomas & Betts Corporation .....................         112,556
                                                              -------------
                                                                    230,831
                                                              -------------

           ENERGY & UTILITIES - 16.2%
    5,900  Allegheny Energy, Inc. .........................         175,156
    6,600  Ameren Corporation .............................         246,263
    7,200  Baltimore Gas & Electric Company ...............         184,500
    7,600  Cinergy Corporation ............................         221,825
    4,100  Columbia Energy Group ..........................         207,050
   11,300  Consolidated Edison Company
           New York, Inc. .................................         528,275
    4,700  Consolidated Natural Gas Company ...............         258,206
    9,500  Dominion Resources, Inc. .......................         366,937
    7,750  DPL, Inc. ......................................         138,047
    3,700  DQE, Inc. ......................................         141,294
    7,000  DTE Energy Company .............................         276,500
   17,508  Duke Energy Corporation ........................         995,767


                       See Notes to Financial Statements.

                                       16

WILSHIRE TARGET FUNDS, INC.
LARGE COMPANY VALUE PORTFOLIO                                 FEBRUARY 28, 1999
STATEMENT OF INVESTMENTS - (CONTINUED)                              (UNAUDITED)


                                                                      Value
   Shares                                                            (Note 1)
   ------                                                            -------
           ENERGY & UTILITIES (CONTINUED)
   17,100  Edison International ...........................  $      436,050
    5,800  El Paso Energy Corporation .....................         211,338
    3,100  Energy East Corporation ........................         166,238
   16,000  Enron Corp. ....................................       1,040,000
   11,900  Entergy Corp. ..................................         336,175
    4,700  Florida Progress Corporation ...................         188,588
    8,800  FPL Group, Inc. ................................         452,650
    6,100  GPU, Inc. ......................................         243,238
    3,200  K N Energy, Inc. ...............................          67,000
    7,672  KeySpan Energy .................................         203,308
    6,200  LG&E Energy Corporation ........................         141,438
    4,500  MidAmerican Energy Holdings
              Company .....................................         121,500
    3,100  New England ElectricSystem .....................         150,931
    5,800  NIPSCO Industries, Inc. ........................         150,437
    7,300  Northern States Power ..........................         188,431
    3,900  OGE Energy Corporation .........................          93,113
   10,700  PECO Energy Company ............................         379,181
   18,500  PG & E Corporation .............................         582,750
    4,100  Pinnacle West Capital Corporation ..............         148,112
    5,700  Potomac Electric Power Company .................         138,938
    7,300  PP & L Resources, Inc. .........................         186,150
   11,200  Public Service Enterprise Group, Inc. ..........         425,600
    4,000  Puget Sound Energy, Inc. .......................          96,500
   14,300  Reliant Energy, Inc. ...........................         383,419
    5,100  SCANA Corporation ..............................         119,850
    5,300  Sonat, Inc. ....................................         134,156
   33,800  Southern Company ...............................         847,112
    6,300  TECO Energy, Inc. ..............................         136,237
    2,600  UtiliCorp United, Inc. .........................          89,375
    3,100  Western Resources, Inc. ........................          87,381
   20,500  Williams Companies, Inc. .......................         758,500
                                                              -------------
                                                                 12,443,516
                                                              -------------

           ENERGY - RAW MATERIALS - 0.1%
    2,800  Tidewater, Inc. ................................          52,675
                                                              -------------

           FOOD & AGRICULTURE - 0.5%
    3,600  Hormel Foods Corporation .......................         129,600
    3,500  McCormick & Company - Non
              Voting Shares ...............................         100,187
    5,800  Supervalu, Inc. ................................         139,563
                                                              -------------
                                                                    369,350
                                                              -------------
           INSURANCE - 8.3%
   40,100  Allstate Corporation ...........................       1,503,750
   12,300  American General Corporation ...................         900,975
    8,100  Chubb Corporation ..............................         483,975
   10,300  CIGNA Corporation ..............................         808,550
   15,090  Conseco, Inc. ..................................         451,757
   11,400  Hartford Financial Services
              Group, Inc...................................         616,312
    5,150  Jefferson-Pilot Corporation ....................         349,234
    6,550  Old Republic International
              Corporation .................................         123,222
    2,900  Protective Life Corporation ....................         100,050
    5,600  Reliance Group Holdings, Inc. ..................          57,750
    4,400  ReliaStar Financial Corporation ................         199,650
    6,700  Torchmark Corporation ..........................         222,775
    6,100  Transamerica Corporation .......................         442,631
    1,900  Unitrin, Inc. ..................................         124,213
                                                              -------------
                                                                  6,384,844
                                                              -------------

           INTERNATIONAL OIL - 7.3%
   31,800  Chevron Corporation ............................       2,444,625
   37,900  Mobil Corporation ..............................       3,152,806
                                                              -------------
                                                                  5,597,431
                                                              -------------

           MEDIA - 0.4%
    9,100  New York Times Company, Class A ................         282,100
                                                              -------------

           MISCELLANEOUS - 0.1%
   12,600  Park Place Entertainment Corporation* ..........          94,500
                                                              -------------

           MISCELLANEOUS FINANCE - 5.0%
   41,584  Chase Manhattan Corporation ....................       3,311,126
    4,600  Edwards (A.G.), Inc. ...........................         149,788
    2,800  FINOVA Group, Inc. .............................         142,275
    8,600  J.P. Morgan & Company ..........................         958,362
   16,900  Merrill Lynch & Company, Inc. ..................       1,297,075
   28,628  Washington Mutual, Inc. ........................       1,145,120
                                                              -------------
                                                                  7,003,746
                                                              -------------

           MOTOR VEHICLES - 8.6%
    7,900  Dana Corporation ...............................         298,225
   58,700  Ford Motor Company .............................       3,481,644


                       See Notes to Financial Statements.

                                       17

WILSHIRE TARGET FUNDS, INC.
LARGE COMPANY VALUE PORTFOLIO                                 FEBRUARY 28, 1999
STATEMENT OF INVESTMENTS - (CONTINUED)                               (UNAUDITED)


                                                                      Value
   Shares                                                            (Note 1)
   ------                                                            -------
           MOTOR VEHICLES (CONTINUED)
   31,700  General Motors Corporation .....................    $  2,617,231
    8,600  Genuine Parts Company ..........................         257,463
                                                              -------------
                                                                  6,654,563
                                                              -------------

           NON-DURABLE & ENTERTAINMENT - 0.3%
    3,400  American Greetings Corporation,
              Class A .....................................          80,538
    6,700  Darden Restaurants, Inc. .......................         147,400
                                                              -------------
                                                                    227,938
                                                              -------------

           NON-FERROUS METALS - 1.1%
   18,200  Alcoa, Inc. ....................................         737,100
    2,800  Phelps Dodge Corporation .......................         135,800
                                                              -------------
                                                                    872,900
                                                              -------------

           PAPER & FOREST PRODUCTS - 1.0%
    5,000  Mead Corporation ...............................         152,187
    4,900  Westvaco Corporation ...........................         109,638
    9,700  Weyerhaeuser Company ...........................         540,775
                                                              -------------
                                                                    802,600
                                                              -------------

           PRODUCER GOODS - 1.7%
    5,000  Cooper Industries, Inc. ........................         218,750
    8,000  Ingersoll-Rand Company .........................         380,000
    4,100  Johnson Controls, Inc. .........................         252,150
    5,350  Parker-Hannifin Corporation ....................         198,619
    8,200  Tenneco, Inc. ..................................         245,487
                                                              -------------
                                                                  1,295,006
                                                              -------------

           RAILROADS & SHIPPING - 2.2%
   22,900  Burlington Northern Santa Fe
             Corporation ..................................         758,562
   10,500  CSX Corporation ................................         412,125
   18,300  Norfolk Southern Corporation ...................         513,544
                                                              -------------
                                                                  1,684,231
                                                              -------------

           RETAIL - 3.9%
   12,000  Albertson's, Inc. ..............................         684,000
    7,200  Nordstrom, Inc. ................................         289,800
   12,200  Penney (J.C.) Company ..........................         440,725
   12,500  Rite Aid Corporation ...........................         517,188
   19,000  Sears, Roebuck & Company .......................         771,875
    4,900  Tandy Corporation ..............................         272,562
                                                              -------------
                                                                  2,976,150
                                                              -------------

           STEEL - 0.4%
    9,500  Allegheny Teledyne, Inc. .......................         195,937
    4,200  USX-U.S. Steel Group ...........................         106,312
                                                              -------------
                                                                    302,249
                                                              -------------

           TELEPHONE - 1.7%
   24,300  US West, Inc. ..................................       1,295,494
                                                              -------------

           TIRE & RUBBER - 0.5%
    7,600  Goodyear Tire & Rubber Company .................         351,500
                                                              -------------

           TRAVEL & RECREATION - 0.4%
    4,700  Brunswick Corporation ..........................         100,169
   12,600  Hilton Hotels Corporation ......................         199,238
                                                              -------------
                                                                    299,407
                                                              -------------

           TRUCKING & FREIGHT - 0.1%
    3,500  Ryder System, Inc. .............................          94,500
                                                              -------------

TOTAL COMMON STOCKS
(Cost $66,154,865) ........................................      76,892,323
                                                              -------------

TOTAL INVESTMENTS
(Cost $66,154,865**) ..........  99.8%                           76,892,323
OTHER ASSETS AND LIABILITIES
           (Net) ..............   0.2%                              177,164
                                -----                        --------------
NET ASSETS .................... 100.0%                       $   77,069,487
                                -----                        --------------
                                -----                        --------------


--------------------------
*  Non-income producing security.
** Aggregate cost for Federal tax purposes is $66,154,865.

                       See Notes to Financial Statements.

WILSHIRE TARGET FUNDS, INC.
SMALL COMPANY GROWTH PORTFOLIO                                FEBRUARY 28, 1999
STATEMENT OF INVESTMENTS                                            (UNAUDITED)


                                                                      Value
   Shares                                                            (Note 1)
   ------                                                            -------
           AEROSPACE - 0.4%
    3,450  AAR Corporation.................................   $      52,181
                                                              -------------

           AIR TRANSPORTATION - 1.3%
    2,000  Air Express International Corporation...........          35,125
    2,800  Alaska Air Group, Inc.*.........................         141,925
      500  Midwest Express Holdings, Inc.*.................          13,437
                                                              -------------
                                                                    190,487
                                                              -------------

           APPAREL - 2.9%
    1,800  Buckle, Inc.*...................................          43,987
    1,500  Burlington Industries, Inc......................           9,281
    1,800  Dress Barn, Inc.*...............................          23,400
      100  Goody's Family Clothing, Inc.*..................           1,009
    1,300  Gymboree Corporation*...........................          13,650
    3,300  Just For Feet, Inc.*............................          33,722
    3,800  The Men's Wearhouse, Inc.*......................         111,625
    4,800  Nautica Enterprises, Inc.*......................          72,000
      800  St. John Knits, Inc.............................          21,350
      600  Timberland Company, Class A.....................          36,225
    5,750  Wolverine World Wide, Inc. .....................          57,141
                                                              -------------
                                                                    423,390
                                                              -------------

           BANKS - 0.2%
      700  Doral Financial Corporation ....................          13,256
      500  Riggs National Corporation .....................           9,250
                                                              -------------
                                                                     22,506
                                                              -------------

           BUSINESS MACHINES - 2.5%
    3,300  Artesyn Technologies, Inc.* ....................          48,881
    1,300  Black Box Corporation* .........................          41,925
    1,700  Fair Issac & Company, Inc. .....................          78,200
    1,600  InaCom Corporation .............................          24,800
    5,100  Input/Output, Inc.* ............................          28,687
    1,600  MICROS Systems, Inc.* ..........................          44,600
    6,000  Tech Data Corporation* .........................         102,000
                                                              -------------
                                                                    369,093
                                                              -------------
           BUSINESS SERVICES - 24.2%
      900  Abacus Direct Corporation* .....................          60,975
    1,600  ADVO, Inc. .....................................          32,000
    2,900  Alternative Resources Corporation* .............          31,175
    3,700  American Management Systems, Inc.* .............         123,487
    2,300  Analysts International Corporation .............          32,775
    1,200  Borg-Warner Security Corporation* ..............          21,825
    3,400  Bowne & Company, Inc. ..........................          47,387
      900  CDI Corporation* ...............................          20,362
    2,800  CDW Computer Centers, Inc.* ....................         194,950
    4,800  CIBER, Inc.* ...................................         120,600
    2,500  Computer Task Group, Inc. ......................          50,625
    2,500  Credence Systems Corporation* ..................          52,812
   10,300  DeVRY, Inc.* ...................................         258,787
    2,600  Dialogic Corporation* ..........................          71,987
    5,500  GTECH Holding Corporation* .....................         124,438
    3,150  HA-LO Industries* ..............................          33,666
    2,900  Jacobs Engineering Group, Inc.* ................         114,731
    4,000  Mentor Corporation .............................          61,500
    3,600  Metzler Group, Inc.* ...........................         153,000
    3,600  National Data Corporation ......................         173,925
    2,600  National Instruments Corporation* ..............          75,725
      600  On Assignment, Inc.* ...........................          21,300
    3,300  Policy Management Systems
           Corporation* ...................................         120,656
    1,600  Pre Paid Legal Services, Inc.* .................          46,000
      600  Primark Corporation ............................          12,263
    1,000  QRS Corporation ................................          49,813
      900  SanDisk Corporation* ...........................          25,200
    3,000  Sapient Corporation* ...........................         200,625
    1,400  Scientific Games Holdings
           Corporation* ...................................          24,413
    1,400  Strayer Education, Inc. ........................          47,775
    1,762  Tetra Tech, Inc.* ..............................          33,588
    1,000  TETRA Technologies, Inc.* ......................           6,625
    2,300  Transaction Systems Architects, Inc.,
           Class A* .......................................          90,419
    2,800  Vantive Corporation* ...........................          32,200
    4,300  VERITAS Software Corporation* ..................         305,300
    2,900  Visio Corporation* .............................          83,375
    6,300  Vitesse Semiconductor Corporation* .............         289,406


                       See Notes to Financial Statements.

                                       19

WILSHIRE TARGET FUNDS, INC.
SMALL COMPANY GROWTH PORTFOLIO                                FEBRUARY 28, 1999
STATEMENT OF INVESTMENTS - (CONTINUED)                              (UNAUDITED)


                                                                      Value
   Shares                                                            (Note 1)
   ------                                                            -------
           BUSINESS SERVICES (CONTINUED)
      700  Wackenhut Corporation, Class A .................   $      15,838
    1,300  Wackenhut Corrections Corporation*..............          27,788
    4,500  Whittman-Hart, Inc.* ...........................         140,906
    5,100  Wind River Systems, Inc.* ......................         116,344
                                                              -------------
                                                                  3,546,566
                                                              -------------

           CHEMICALS - 0.2%
       50  Bio-Rad Laboratories, Inc., Class A* ...........           1,000
      100  Rogers Corporation .............................           2,588
      900  Techne Corporation* ............................          22,500
                                                              -------------
                                                                     26,088
                                                              -------------

           CONSTRUCTION - 3.4%
    5,600  D.R. Horton, Inc. ..............................          89,250
      650  Dycom Industries, Inc.* ........................          25,797
    1,000  Florida Rock Industries, Inc. ..................          28,000
      300  Lennar Corporation .............................           6,956
      300  Lone Star Industries ...........................           9,900
    2,500  NCI Building Systems, Inc.* ....................          57,500
    5,100  Oakwood Homes Corporation ......................          82,237
      700  Sawtek, Inc.* ..................................          15,575
    1,100  Simpson Manufacturing Company, Inc.*............          38,981
      100  Southdown, Inc. ................................           4,719
      300  Standard Pacific Corporation ...................           3,713
    2,600  TJ International, Inc. .........................          56,225
    4,200  Toll Brothers, Inc.* ...........................          82,425
                                                              -------------
                                                                    501,278
                                                              -------------

           CONSUMER DURABLES - 2.1%
    5,600  Champion Enterprises, Inc.* ....................         110,250
    1,100  Coachmen Industries, Inc. ......................          22,275
    3,300  Ethan Allen Interiors, Inc. ....................         148,500
      200  Harman International Industries, Inc. ..........           7,650
      600  Helen of Troy, Ltd.* ...........................           8,363
      600  Recoton Corporation* ...........................           8,400
                                                              -------------
                                                                    305,438
                                                              -------------

           CONTAINERS - 0.3%
    2,050  Shorewood Packaging Corporation* ...............          37,284
                                                              -------------


           DOMESTIC OIL - 0.1%
      800  Tersoro Petroleum Corporation* .................   $       6,400
      100  Vintage Petroleum, Inc. ........................             444
                                                              -------------
                                                                      6,844
                                                              -------------

           DRUGS & MEDICINE - 9.9%
    3,500  Arrow International ............................          85,969
    1,800  Barr Laboratories, Inc.* .......................          66,600
    3,000  Bindley Western Indusries, Inc. ................          78,938
      900  Curative Health Services, Inc.* ................          10,125
    1,500  Datascope Corporation* .........................          39,188
    4,500  HCR Manor Care, Inc.* ..........................         100,688
    2,500  Hologic, Inc* ..................................          25,156
    4,500  Invacare Corporation ...........................         106,875
    3,200  Jones Pharma, Inc. .............................          90,000
    3,958  Nature's Sunshine Products, Inc. ...............          48,486
    7,600  NovaCare, Inc.* ................................          16,150
    4,500  Oakley, Inc.* ..................................          37,406
    3,800  Orthodontic Centers Of America, Inc.*...........          57,000
    2,500  Patterson Dental Company* ......................         101,250
    2,100  Pediatrix Medical Group, Inc.* .................          64,838
    1,378  Priority Healthcare Corporation,
             Class A* .....................................          53,656
    5,600  PSS World Medical, Inc.* .......................          63,700
    3,500  Renal Care Group, Inc.* ........................          69,344
    1,000  Res-Care, Inc.* ................................          23,750
      800  ResMed, Inc.* ..................................          24,800
    2,200  Respironics, Inc.* .............................          28,188
    1,600  Serologicals Corporation* ......................          28,600
    1,600  Sierra Health Services, Inc.* ..................          23,000
    2,600  Thermedics, Inc.* ..............................          18,200
    2,500  Thermo Cardiosystems, Inc.* ....................          23,594
    3,900  Universal Health Services, Inc.,
             Class B* .....................................         158,438
                                                              -------------
                                                                  1,443,939
                                                              -------------

           ELECTRONICS - 13.1%
    7,100  Acxiom Corporation* ............................         169,956
    1,900  ADAC Laboratories, Inc.* .......................          33,963
    3,300  Anixter International, Inc.* ...................          41,456
    1,600  Aspect Telecommunications, Inc.* ...............          12,300
      200  Belden, Inc. ...................................           3,613


                       See Notes to Financial Statements.

                                       20

WILSHIRE TARGET FUNDS, INC.
SMALL COMPANY GROWTH PORTFOLIO                                FEBRUARY 28, 1999
STATEMENT OF INVESTMENTS - (CONTINUED)                              (UNAUDITED)


                                                                      Value
   Shares                                                            (Note 1)
   ------                                                            -------
           ELECTRONICS (CONTINUED)
    3,100  Burr-Brown Corporation* ........................   $      62,775
    2,200  Cable Design Technologies* .....................          28,463
    1,100  CTS Corporation ................................          53,831
    3,800  Dallas Semiconductor Corporation ...............         134,425
    2,000  Dionex Corporation* ............................          73,750
    4,100  Esterline Technologies Corporation .............          70,213
    2,700  Etec Systems, Inc.* ............................         119,644
    9,300  Gentex Corporation* ............................         201,694
      100  Hollywood Entertainment
             Corporation* .................................           2,744
    3,600  International Network Services* ................         184,050
    2,200  Kent Electronics Corporation* ..................          25,025
    1,500  Kulicke & Soffa Industries, Inc. ...............          38,063
    1,850  Level One Communications, Inc.* ................          61,975
      900  Littelfuse, Inc.* ..............................          15,356
      400  Marshall Industries* ...........................           5,700
      600  Methode Electronics, Inc., Class A .............           6,300
    2,200  Premisys Communications, Inc.* .................          18,150
    2,600  QLogic Corporation* ............................         151,125
    7,200  Scientific-Atlanta, Inc. .......................         233,550
      400  Silicon Valley Group, Inc.* ....................           5,325
    2,200  SIPEX Corporation* .............................          25,162
    1,300  Superior TeleCom, Inc. .........................          36,806
    1,200  Technitrol, Inc. ...............................          27,900
    2,400  Varian Associates, Inc. ........................          76,800
                                                              -------------
                                                                  1,920,114
                                                              -------------

           ENERGY - RAW MATERIALS - 0.1%
       60  Swift Energy Company* ..........................             360
    2,200  Varco International, Inc.* .....................          17,050
                                                              -------------
                                                                     17,410
                                                              -------------

           FOOD & AGRICULTURE - 3.0%
      100  Delta & Pine Land Company ......................           3,238
      950  Lindsay Manufacturing Company ..................          15,081
    6,600  Richfood Holdings, Inc. ........................         156,750
    2,900  Scotts Company (The), Class A* .................          93,887
    4,100  Smart & Final, Inc. ............................          36,131
    5,300  Smithfield Foods, Inc.* ........................         139,291
                                                              -------------
                                                                    444,378
                                                              -------------
           INSURANCE - 2.9%
      800  Acceptance Insurance Companies, Inc.*. .........          13,700
    1,300  Executive Risk, Inc. ...........................          91,325
      500  Markel Corporation* ............................          90,000
    1,800  NAC Re Corporation .............................          97,312
      200  Reinsurance Group of America, Inc. .............          12,887
    5,300  UICI* ..........................................         121,900
                                                              -------------
                                                                    427,124
                                                              -------------

           LIQUOR - 0.1%
      500  Robert Mondavi Corporation, Class A*............          17,188


           MEDIA - 0.3%
    1,000  Metro Networks, Inc.* ..........................          45,000
                                                              -------------

           MISCELLANEOUS FINANCE - 7.7%
      800  Aames Financial Corporation ....................           1,650
    5,900  AmeriCredit Corporation* .......................          65,638
      400  Bisys Group, Inc.* .............................          21,350
    2,600  CMAC Investment Corporation ....................         107,412
    3,400  Henry (Jack) & Associates ......................         122,400
      700  Investors Financial Services Corporation........          40,600
    2,800  ITT Educational Services, Inc.* ................         102,025
    2,600  Jefferies Group, Inc. ..........................         102,537
    5,832  Legg Mason, Inc. ...............................         165,119
    1,200  Mississippi Valley Bancshares, Inc. ............          37,650
    5,000  Raymond James Financial, Inc. ..................          91,250
    2,460  Roslyn Bancorp, Inc. ...........................          40,129
    2,100  SEI Investments Company ........................         207,900
    1,400  TIG Holdings, Inc. .............................          22,400
                                                              -------------
                                                                  1,128,060
                                                              -------------

           MOTOR VEHICLES - 0.6%
    3,200  Superior Industries International, Inc. ........          79,200
    1,100  Titan International, Inc. ......................           8,181
                                                              -------------
                                                                     87,381
                                                              -------------

           NON-DURABLE & ENTERTAINMENT - 4.1%
    3,600  Applebee's International, Inc. .................          93,375
    2,500  Catalina Marketing Corporation* ................         160,937
      300  Cheesecake Factory (The), Inc.* ................           6,150


                       See Notes to Financial Statements.

                                       21

WILSHIRE TARGET FUNDS, INC.
SMALL COMPANY GROWTH PORTFOLIO                                FEBRUARY 28, 1999
STATEMENT OF INVESTMENTS - (CONTINUED)                              (UNAUDITED)


                                                                      Value
   Shares                                                            (Note 1)
   ------                                                            -------

           NON-DURABLE & ENTERTAINMENT (CONTINUED)
    2,500  CKE Restaurants, Inc. ..........................   $      66,406
      650  Consolidated Products, Inc. ....................          11,009
    1,700  Department 56, Inc.* ...........................          56,419
    1,300  IHOP Corporation* ..............................          53,138
    1,300  Outback Steakhouse, Inc.* ......................          57,038
      400  Papa John's International, Inc.* ...............          17,300
      400  Regis Corporation ..............................          14,950
      100  Sonic Corporation* .............................           2,400
    3,900  Trans World Entertaiment
             Corporation* .................................          53,869
                                                              -------------
                                                                    592,991
                                                              -------------
           NON-FERROUS METALS - 0.6%
    2,000  Reliance Steel & Aluminum Company ..............          51,125
    2,200  Wolverine Tube, Inc. ...........................          43,725
                                                              -------------
                                                                     94,850
                                                              -------------

           PRODUCER GOODS - 7.1%
    3,000  Applied Power, Inc., Class A ...................          72,375
    1,200  Barnes Group, Inc. .............................          22,875
    5,300  Blyth Industries, Inc.* ........................         143,100
    4,500  Boise Cascade Office Products
             Corporation* .................................          54,000
    3,960  CUNO, Inc.* ....................................          59,648
    1,550  Graco, Inc. ....................................          33,712
    4,800  HON INDUSTRIES, Inc. ...........................         114,000
      700  IDEX Corporation ...............................          16,625
    5,400  JLG Industries, Inc. ...........................          75,938
    1,700  Kuhlman Corporation ............................          65,238
      900  Lattice Semiconductor Corporation* .............          35,887
    1,800  Mascotech, Inc. ................................          27,225
      900  Micrel, Inc.* ..................................          40,500
    2,700  Oceaneering International, Inc.* ...............          27,000
    2,800  Precision Castparts Corporation ................         103,950
      800  Roper Industries, Inc. .........................          17,700
      200  SPS Technologies, Inc.* ........................           8,250
    1,750  Watsco, Inc. ...................................          20,453
    4,200  Wyman-Gordon Company* ..........................          33,862
    2,800  Zebra Technologies Corporation
             Class A* .....................................          72,275
                                                              -------------
                                                                  1,044,613
                                                              -------------

           RETAIL - 6.1%
    2,400  American Eagle Outfitters, Inc.* ...............         165,150
    6,300  Casey's General Stores, Inc. ...................          81,113
      400  Central Garden & Pet Company* ..................           6,800
    5,850  Claire's Stores, Inc. ..........................         129,066
    3,300  Eagle Hardware & Garden, Inc.* .................         123,956
    1,300  Fingerhut Companies, Inc. ......................          31,931
      700  Friedman's, Inc., Class A* .....................           7,350
    5,700  Neiman Marcus Group, Inc. ......................         147,487
   10,950  Pier 1 Imports, Inc. ...........................          94,444
      900  ShopKo Stores, Inc.* ...........................          28,350
    5,900  Stein Mart, Inc.* ..............................          53,837
      900  United Stationers, Inc.* .......................          16,481
    1,400  West Marine, Inc.* .............................          13,212
                                                              -------------
                                                                    899,177
                                                              -------------

           STEEL - 0.1%
      900  Citation Corporation ...........................           9,169
      300  Lone Star Technologies, Inc.* ..................           3,881
                                                              -------------
                                                                     13,050
                                                              -------------

           TELEPHONE - 0.6%
    3,900  Brightpoint, Inc.* .............................          58,013
    1,400  Pacific Gateway Exchange, Inc.* ................          35,000
                                                              -------------
                                                                     93,013
                                                              -------------

           TRAVEL & RECREATION - 1.7%
    1,800  Anchor Gaming Company* .........................          72,112
    3,300  Central Parking Corporation ....................         112,613
    2,200  Harrah's Entertainment, Inc.* ..................          36,713
    1,100  Rent-Way, Inc.* ................................          24,887
      200  Speedway Motorsports, Inc.* ....................           7,137
                                                              -------------
                                                                    253,462
                                                              -------------

           TRUCKING & FREIGHT - 4.0%
    3,300  Expeditors International of
             Washington, Inc. .............................         153,656
    3,123  Heartland Express, Inc.* .......................          50,358
    1,800  Hunt (J.B.) Transport Services, Inc. ...........          42,300
    2,200  Landstar System, Inc.* .........................          82,981
    4,350  Swift Transportation Company, Inc.* ............         130,228
    7,025  Werner Enterprises, Inc. .......................         125,571
                                                              -------------
                                                                    585,094
                                                              -------------

                       See Notes to Financial Statements.

                                       22

WILSHIRE TARGET FUNDS, INC.
SMALL COMPANY GROWTH PORTFOLIO                                FEBRUARY 28, 1999
STATEMENT OF INVESTMENTS - (CONTINUED)                               (UNAUDITED)


                                                                      Value
   Shares                                                            (Note 1)
   ------                                                            -------

           TOTAL COMMON STOCKS
           (Cost $13,793,435) .............................   $  14,587,999
                                                              -------------

TOTAL INVESTMENTS
(Cost $13,793,435**) ........... 99.6%                           14,587,999
OTHER ASSETS AND LIABILITIES
            (Net) ..............  0.4%                               59,955
                                -----                        --------------
NET ASSETS .....................100.0%                       $   14,647,954
                                -----                        --------------
                                -----                        --------------



--------------------------
*  Non-income producing security.
** Aggregate cost for Federal tax purposes is $13,793,435.


                       See Notes to Financial Statements.

WILSHIRE TARGET FUNDS, INC.
SMALL COMPANY VALUE PORTFOLIO                                 FEBRUARY 28, 1999
STATEMENT OF INVESTMENTS - (CONTINUED)                               (UNAUDITED)


                                                                      Value
   Shares                                                            (Note 1)
   ------                                                            -------
COMMON STOCKS - 99.3%

           AEROSPACE & DEFENSE - 0.6%
    8,200  AAR Corporation ................................   $     124,025
    7,000  Kaman Corporation, Class A .....................          94,500
                                                              -------------
                                                                    218,525
                                                              -------------

           AIR TRANSPORTATION - 0.8%
    8,900  ASA Holdings, Inc. .............................         298,706
                                                              -------------

           APPAREL - 3.0%
    7,600  Guilford Mills, Inc. ...........................          94,050
    6,400  Kellwood Company ...............................         163,600
    2,600  Oxford Industries, Inc. ........................          60,450
    8,000  Phillips-Van Heusen Corporation ................          48,500
   10,700  Russell Corporation ............................         208,650
    5,500  Springs Industries, Inc., Class A ..............         182,875
   14,000  Stride Rite Corporation ........................         144,375
    9,400  Talbots, Inc. ..................................         227,363
                                                              -------------
                                                                  1,129,863
                                                              -------------

           BANKS - 15.2%
   13,200  BanCorp South, Inc. ............................         221,925
    9,300  BancWest Corporation ...........................         364,444
    8,400  Bank United Corporation, Class A ...............         331,800
    7,900  Centura Banks, Inc. ............................         505,600
    4,175  Chittenden Corporation .........................         114,812
    8,400  Citizens Banking Corporation
             of Michigan ..................................         277,200
   10,675  CNB Bancshares, Inc. ...........................         429,002
    7,090  Commerce Bancorp, Inc. .........................         315,505
    3,400  Dime Community Bancshares ......................          75,012
   10,300  EVEREN Capital Corporation .....................         221,450
    6,502  F & M National Corporation .....................         180,837
    6,500  First Commonwealth Financial
             Corporation ..................................         140,156
    4,950  FNB Corporation ................................         113,541
   18,617  Fulton Financial Corporation ...................         411,901
    9,756  One Valley Bancorp, Inc. .......................         317,070
    7,226  Provident Bankshares Corporation ...............         186,070
    8,200  S&T Bancorp, Inc. ..............................         215,763
    9,950  Susquehanna Bancshares, Inc. ...................         179,722
    6,100  UMB Financial Corporation ......................         267,638
   12,600  United Bankshares, Inc. ........................         303,975
   12,500  UST Corporation ................................         261,719
    6,800  Whitney Holding Corporation ....................         222,700
                                                              -------------
                                                                  5,657,842
                                                              -------------

           BUSINESS SERVICES - 4.5%
    6,200  ABM Industries, Inc. ...........................         177,862
    4,550  American Business Products, Inc. ...............          82,184
   10,900  Bowne & Company, Inc. ..........................         151,919
    3,000  Chemed Corporation .............................          88,687
   11,300  Kelly Services, Inc., Class A ..................         288,150
   14,800  Ogden Corporation ..............................         361,675
   24,000  Olsten Corpration ..............................         148,500
    3,046  Priority Healthcare Corporation,
             Class A* .....................................         118,604
    8,500  Standard Register Company ......................         245,969
                                                              -------------
                                                                  1,663,550
                                                              -------------

           CHEMICALS - 3.0%
    8,200  AMCOL International Corporation ................          77,900
    6,600  Brady Corporation, Class A .....................         157,575
   11,700  Calgon Carbon Corporation ......................          69,469
    6,900  Dexter Corporation .............................         191,475
    6,900  Geon Company ...................................         157,406
    6,800  Lilly Industries, Inc., Class A ................         116,025
    1,700  NCH Corporation ................................          85,850
   10,200  Schulman (A.), Inc. ............................         168,300
    9,200  Wellman, Inc. ..................................          85,675
                                                              -------------
                                                                  1,109,675
                                                              -------------

           CONSTRUCTION - 3.7%
   15,500  Interface, Inc. ................................         147,734
    7,800  Justin Industries, Inc. ........................          83,362
   11,800  Kaufman & Broad Home
             Corporation ..................................         265,500
    3,300  Lawson Products, Inc. ..........................          69,506
   12,700  Pulte Corporation ..............................         305,594
    3,400  Republic Group, Inc. ...........................          51,638
    8,800  Standard Pacific Corporation ...................         108,900
    3,800  Stone & Webster, Inc. ..........................         101,650
   12,000  United Dominion Industries, Ltd. ...............         231,750
                                                              -------------
                                                                  1,365,634
                                                              -------------

                       See Notes to Financial Statements.

                                       24

WILSHIRE TARGET FUNDS, INC.
SMALL COMPANY VALUE PORTFOLIO                                 FEBRUARY 28, 1999
STATEMENT OF INVESTMENTS - (CONTINUED)                               (UNAUDITED)

                                                                      Value
   Shares                                                            (Note 1)
   ------                                                            -------

           CONSUMER DURABLES - 2.7%
    3,300  Haverty Furniture Companies, Inc. ..............   $      74,250
   12,400  Kimball International, Inc., Class B ...........         201,500
   15,700  La-Z Boy, Inc. .................................         292,412
    2,200  National Presto Industries, Inc. ...............          81,400
    2,800  Skyline Corporation ............................          81,900
    7,900  Sturm Ruger & Company, Inc. ....................          74,063
    4,700  Thomas Industries, Inc. ........................          80,194
    3,900  Toro Company ...................................         116,513
                                                              -------------
                                                                  1,002,232
                                                              -------------

           CONTAINERS - 1.0%
    9,100  Ball Corporation ...............................         381,062
                                                              -------------

           COSMETICS - 0.7%
    5,800  Church & Dwight Co., Inc. ......................         242,150
                                                              -------------

           DRUGS & MEDICINE - 1.3%
    4,900  American Medical Security Group, Inc. ..........          71,050
    6,500  Bindley Western Industries, Inc. ...............         171,031
    4,100  Diagnostic Products Corporation ................         108,650
    9,600  Owens & Minor, Inc. ............................         122,400
                                                              -------------
                                                                    473,131
                                                              -------------

           ELECTRONICS - 2.7%
   25,600  AVX Corporation ................................         350,400
   13,700  EG&G, Inc. .....................................         363,050
    6,700  Gerber Scientific, Inc. ........................         124,787
   10,500  Methode Electronics, Inc., Class A .............         110,250
    5,400  MTS Systems Corporation ........................          67,837
                                                              -------------
                                                                  1,016,324
                                                              -------------

           ENERGY & UTILITIES - 17.0%
    8,900  Atmos Energy Corporation .......................         213,600
   16,500  Avista Corporation .............................         270,187
    6,400  Black Hills Corporation ........................         144,000
    3,700  California Water Services Company ..............          90,650
    5,100  Central Hudson Gas & Electric
             Corporation ..................................         184,875
    6,700  Cleco Corporation ..............................         196,812
    6,500  Commonwealth Energy System .....................         234,812
    6,100  Eastern Utilities Associates ...................         173,469
    5,000  Empire District Electric Company ...............         115,937
    8,600  Energen Corporation ............................         120,400
   10,900  Equitable Resources, Inc. ......................         282,037
    9,500  Hawaiian Electric Industries, Inc. .............         331,312
   11,200  IDACORP, Inc. ..................................         347,900
    5,200  Laclede Gas Company ............................         119,600
    4,700  Madison Gas & Electric Company .................          94,587
   10,700  Minnesota Power, Inc. ..........................         430,006
   15,100  Nevada Power Company ...........................         361,456
    5,300  New Jersey Resources Corporation ...............         185,169
    7,300  Northwest Natural Gas Company ..................         178,622
    6,800  Northwestern Corporation .......................         163,625
    9,300  ONEOK, Inc. ....................................         250,519
    9,100  Piedmont Natural Gas, Inc. .....................         310,538
   12,300  Public Service Company
             of New Mexico ................................         189,113
    6,000  Public Service Company of
             North Carolina, Inc. .........................         177,000
   11,200  Rochester Gas & Electric Company ...............         292,600
    7,100  SIGCORP, Inc. ..................................         204,125
    8,900  Southwest Gas Corporation ......................         255,875
    4,300  United Illuminating Company ....................         190,813
    7,900  WPS Resources Corporation ......................         235,025
                                                              -------------
                                                                  6,344,664
                                                              -------------

           ENERGY - RAW MATERIALS - 0.7%
    6,700  Eastern Enterprises ............................         257,531
                                                              -------------

           FOOD & AGRICULTURE - 2.8%
   12,300  Bob Evans Farms, Inc. ..........................         265,219
    8,800  Lance, Inc. ....................................         145,200
    8,000  Mississippi Chemical Corporation ...............          82,000
    8,600  Smucker (J.M.) Company, Class A ................         204,250
   15,100  Universal Foods Corporation ....................         342,581
                                                              -------------
                                                                  1,039,250
                                                              -------------

           INSURANCE - 6.5%
   12,100  Alfa Corporation ...............................         202,675
    7,100  Argonaut Group, Inc. ...........................         176,169
   16,900  First American Financial Corporation............         396,094
    8,000  Foremost Corporation of America ................         154,000
    5,200  Gallagher (Arthur J.) & Company ................         248,300


                       See Notes to Financial Statements.

                                       25

WILSHIRE TARGET FUNDS, INC.
SMALL COMPANY VALUE PORTFOLIO                                 FEBRUARY 28, 1999
STATEMENT OF INVESTMENTS - (CONTINUED)                               (UNAUDITED)


                                                                      Value
   Shares                                                            (Note 1)
   ------                                                            -------
           INSURANCE (CONTINUED)
    8,600  Harleysville Group, Inc. .......................   $     176,300
    8,700  HSB Group, Inc. ................................         321,900
    9,600  Ohio Casualty Company ..........................         387,600
    8,600  Selective Insurance Group ......................         156,681
    3,600  Trenwick Group, Inc. ...........................         104,400
    5,000  Zenith National Insurance
             Corporation ..................................         114,688
                                                              -------------
                                                                  2,438,807
                                                              -------------

           LIQUOR - 1.7%
   10,800  Coors, (Adolph) Company,
             Class B ......................................         643,275
                                                              -------------

           MEDIA - 2.6%
    8,700  Banta Corporation ..............................         185,419
   31,000  Hollingher International, Inc. .................         383,625
    8,000  Media General, Inc., Class A ...................         400,000
                                                              -------------
                                                                    969,044
                                                              -------------

           MISCELLANEOUS FINANCE - 2.6%
    6,000  Bay View Capital Corporation ...................         119,625
    3,700  Dain Rauscher Corporation ......................         117,012
    3,000  JSB Financial, Inc. ............................         167,625
   13,100  Phoenix Investment Partners, Ltd. ..............          97,431
    7,000  Resource Bancshares Mortgage
             Group, Inc. ..................................          98,000
   17,060  Washington Federal, Inc. .......................         383,850
                                                              -------------
                                                                    983,543
                                                              -------------

           MOTOR VEHICLES - 6.4%
    8,200  Arctic Cat, Inc. ...............................          63,550
    7,300  Arvin Industries, Inc. .........................         264,625
    7,000  Borg-Warner Automotive, Inc. ...................         304,937
   14,400  Donaldson Company, Inc. ........................         260,100
   10,200  Fleetwood Enterprises, Inc. ....................         330,862
    8,766  Modine Manufacturing Company ...................         245,448
    5,370  Myers Industries, Inc. .........................         104,715
    7,700  Polaris Industries, Inc. .......................         217,525
    5,400  Simpson Industries, Inc. .......................          50,288
    6,900  Smith (A.O.) Corporation .......................         147,056
    8,100  Superior Industries International, Inc. ........         200,475
    6,800  Winnebago Industries, Inc. .....................          93,500
    5,600  Wynns International, Inc. ......................         103,600
                                                              -------------
                                                                  2,386,681
                                                              -------------

           NON-DURABLES & ENTERTAINMENT - 0.9%
    6,800  Luby's Cafeterias, Inc. ........................          96,475
    4,900  Oneida, Ltd. ...................................          68,600
    6,600  Russ Berrie & Company, Inc. ....................         163,350
                                                              -------------
                                                                    328,425
                                                              -------------

           NON-FERROUS METALS - 0.3%
    4,400  Commercial Metals Company ......................         100,375
                                                              -------------

           PAPER & FOREST PRODUCTS - 2.6%
    7,500  Caraustar Industries, Inc. .....................         192,187
    6,400  Chesapeake Corporation .........................         201,600
   12,400  Glatefelter (P.H.) Company .....................         132,525
   11,500  Pentair, Inc. ..................................         435,563
                                                              -------------
                                                                    961,875
                                                              -------------

           PRODUCER GOODS - 8.2%
    8,400  Aeroquip-Vickers, Inc. .........................         475,650
    9,118  Albany International Corporation,
             Class A ......................................         178,941
   11,000  Baldor Electric Company ........................         210,375
    5,900  Barnes Group, Inc. .............................         112,469
    7,150  CLARCOR, Inc. ..................................         130,488
    4,000  Columbus McKinnon Corporation ..................          82,000
    3,100  Curtiss-Wright Corporation .....................         116,444
    5,100  Daniel Industries, Inc. ........................          54,187
    5,900  Graco, Inc. ....................................         128,325
    6,750  Hughes Supply, Inc. ............................         136,266
    5,500  Juno Lighting, Inc. ............................         113,094
    5,000  Kuhlman Corporation ............................         191,875
   11,600  Milacron, Inc. .................................         206,625
    2,500  NACCO Industries, Inc. .........................         220,000
    6,100  Regal-Beloit Corporation .......................         118,950
    4,900  Standard Products Company ......................          73,500
    3,800  Standex International Corporation ..............          90,013


                       See Notes to Financial Statements.

                                       26

WILSHIRE TARGET FUNDS, INC.
SMALL COMPANY VALUE PORTFOLIO                                 FEBRUARY 28, 1999
STATEMENT OF INVESTMENTS - (CONTINUED)                              (UNAUDITED)


                                                                      Value
   Shares                                                            (Note 1)
   ------                                                            -------
           PRODUCER GOODS (CONTINUED)
    6,400  Tecumseh Products Company
             Class A ......................................   $     315,200
    8,000  Watts Industries, Inc., Class A ................         111,500
                                                              -------------
                                                                  3,065,902
                                                              -------------

           RAILROAD & SHIPPING - 0.7%
   13,200  Alexander & Baldwin, Inc. ......................         260,700
                                                              -------------

           RETAIL - 3.2%
    8,100  Cato Corporation, Class A ......................          76,950
    4,700  Enesco Group, Inc. .............................          77,844
   11,400  Great Atlantic & Pacific Tea
             Company, Inc. ................................         359,812
   11,600  Longs Drug Stores, Inc. ........................         419,775
   29,100  Pier 1 Imports, Inc. ...........................         250,988
                                                              -------------
                                                                  1,185,369
                                                              -------------

           STEEL - 1.3%
    6,700  Carpenter Technology Corporation ...............         173,781
    3,400  Cleveland-Cliffs, Inc. .........................         126,012
    4,100  Quanex Corporation .............................          71,750
    6,600  Ryerson Tull, Inc. .............................         120,450
                                                              -------------
                                                                    491,993
                                                              -------------

           TOBACCO - 0.9%
    4,700  Schweitzer-Maudit International, Inc. ..........          55,225
   10,500  Universal Corporation ..........................         285,469
                                                              -------------
                                                                    340,694
                                                              -------------

           TRUCKING & FREIGHT - 1.7%
    7,700  Arnold Industries, Inc. ........................         117,425
    5,000  Circle International Group, Inc. ...............          85,625
   17,550  Rollins Truck Leasing Corporation ..............         186,469
    7,800  USFreightways Corporation ......................         248,625
                                                              -------------
                                                                    638,144
                                                              -------------

           TOTAL COMMON STOCKS
           (Cost $35,859,655) .............................  $   36,994,966
                                                              -------------


TOTAL INVESTMENTS
(Cost $35,859,655**) ........... 99.3%                           36,994,966
OTHER ASSETS AND LIABILITIES
           (NET) ...............  0.7%                              254,531
                                -----                       ---------------
NET ASSETS .....................100.0%                      $    37,249,497
                                -----                       ---------------
                                                            ---------------


--------------------------
*  Non-income producing security.
** Aggregate cost for Federal tax purposes is $35,859,655.

                       See Notes to Financial Statements.

WILSHIRE TARGET FUNDS, INC.
WILSHIRE 5000 INDEX PORTFOLIO                                  FEBRUARY 28, 1999
STATEMENT OF INVESTMENTS                                             (UNAUDITED)

                                                                      Value
   Shares                                                            (Note 1)
   ------                                                            -------

COMMON STOCKS - 99.0%

           AEROSPACE - 1.3%
      100  Aviation Sales Company* ........................   $       4,531
    1,600  Boeing Company .................................          56,900
      200  Coltec Industries, Inc.* .......................           3,600
      100  Cordant Technologies, Inc. .....................           3,894
      200  General Dynamics Corporation ...................          12,088
      100  Goodrich (B.F.) Company ........................           3,413
      100  Gulfstream Aerospace Corporation* ..............           4,475
      100  Litton Industries, Inc.* .......................           5,613
      600  Lockheed Martin Corporation ....................          22,613
      100  Northrop Grumman Corporation ...................           6,231
      600  Raytheon Company, Class B ......................          32,063
      300  Rockwell International Corporation .............          13,331
      300  Stanford Telecommunications, Inc.* .............           3,609
      100  Sundstrand Corporation .........................           6,769
      200  Textron, Inc. ..................................          15,600
      200  TRW, Inc. ......................................           9,450
      400  United Technologies Corporation ................          49,550
                                                              -------------
                                                                    253,730
                                                              -------------

           AIR TRANSPORTATION - 0.6%
      300  Air Express International Corporation ..........           5,269
      100  Airborne Freight Corporation ...................           3,900
      100  Alaska Air Group, Inc.* ........................           5,069
      300  AMR Corporation ................................          16,631
      100  Atlantic Coast Airlines Holdings* ..............           3,200
      100  COMAIR Holdings, Inc. ..........................           3,763
      100  Continental Airlines, Inc., Class B* ...........           3,463
      200  Delta Air Lines, Inc. ..........................          12,163
      200  FDX Corporation* ...............................          19,100
      200  Galileo International, Inc. ....................          10,100
      100  Northwest Airlines Corporation* ................           2,500
      500  Southwest Airlines Company .....................          15,063
      100  UAL Corporation* ...............................           5,975
      200  US Airways Group, Inc.* ........................           9,475
                                                              -------------
                                                                    115,671
                                                              -------------

           APPAREL - 0.5%
      100  Abercrombie & Fitch Co., Class A* ..............           7,600
      200  Barry (R.G.) Corporation .......................           1,775
      100  Buckle, Inc.* ..................................           2,444
      100  Children's Place Retail Stores, Inc.* ..........           2,875
      100  Cutter & Buck, Inc.* ...........................           2,963
      100  Escalade, Inc. .................................           1,800
      100  Footstar, Inc.* ................................           2,550
      200  Jones Apparel Group* ...........................           5,588
      100  Kellwood Company ...............................           2,556
      100  Liz Claiborne, Inc. ............................           3,369
      100  Nautica Enterprises, Inc.* .....................           1,500
      500  Nike, Inc., Class B ............................          26,813
      200  OshKosh B'Gosh, Inc., Class A ..................           3,800
      100  Polo Ralph Lauren Corporation* .................           1,994
      200  Polymer Group, Inc.* ...........................           2,013
      100  Russell Corporation ............................           1,950
      100  Springs Industries, Inc., Class A ..............           3,325
      100  Supreme International Corporation* .............           1,375
      100  Unitog Company .................................           3,850
      200  V.F. Corporation ...............................           9,625
      100  Vulcan International Corporation ...............           3,400
      100  Warnaco Group, Inc., Class A ...................           2,250
      100  WestPoint Stevens, Inc.* .......................           2,550
                                                              -------------
                                                                     97,965
                                                              -------------

           BANKS - 7.1%
      200  AmSouth Bancorporation .........................           9,400
      100  ANB Corporation ................................           2,188
      100  Associated Banc-Corp ...........................           3,106
      100  Astoria Financial Corporation ..................           4,531
      100  BancWest Corporation ...........................           3,919
    1,200  Bank of New York Company, Inc. .................          41,925
    1,900  Bank One Corporation ...........................         102,125
    2,800  BankAmerica Corporation ........................         182,875
      500  BankBoston Corporation .........................          20,219
      200  Bankers Trust Corporation ......................          17,400
      100  Banknorth Group, Inc. ..........................           2,675
      500  BB&T Corporation ...............................          18,938
      200  Brookline Bancorp, Inc. ........................           2,325
      100  California Independent Bancorp .................           2,350
      100  Cascade Bancorp ................................           1,663
      100  CCB Financial Corporation ......................           5,194
      100  Central Coast Bancorp* .........................           1,888
      100  Centura Banks, Inc. ............................           6,400
      100  CFSB Bancorp, Inc. .............................           2,644
    1,400  Chase Manhattan Corporation ....................         111,475
      100  City National Corporation ......................           3,225

                       See Notes to Financial Statements.

                                       28

WILSHIRE TARGET FUNDS, INC.
WILSHIRE 5000 INDEX PORTFOLIO                                 FEBRUARY 28, 1999
STATEMENT OF INVESTMENTS - (CONTINUED)                               (UNAUDITED)


                                                                      Value
   Shares                                                            (Note 1)
   ------                                                            -------

           BANKS (CONTINUED)
      100  CNB Bancshares, Inc. ...........................   $       4,019
      200  Colonial BancGroup, Inc. .......................           2,475
      200  Comerica, Inc. .................................          13,250
      100  Commerce Bancshares, Inc. ......................           4,075
      100  Compass Bancshares, Inc. .......................           3,663
      100  Cullen/Frost Bankers, Inc. .....................           4,731
      100  FFLC Bancorp, Inc. .............................           1,750
      400  Fifth Third Bancorp ............................          26,425
      200  First American Corporation .....................           8,113
      100  First Charter Corporation ......................           1,869
      100  First Financial Bankshares, Inc. ...............           3,225
      100  First Midwest Financia, Inc. ...................           1,550
      200  First Securities Corporation ...................           3,713
      200  First Tennessee National Corporation ...........           7,613
    1,600  First Union Corporation ........................          85,300
      100  First Virginia Banks, Inc. .....................           4,769
      100  First Western Bancorp, Inc. ....................           3,100
      400  Firstar Corporation ............................          33,500
      400  FirstFed Financial Corporation .................           6,775
      100  FirstMerit Corporation .........................           2,444
      900  Fleet Financial Group, Inc. ....................          38,644
      100  Fulton Financial Corporation ...................           2,213
      100  Great Southern Bancorp, Inc. ...................           2,413
      100  GreenPoint Financial Corporation ...............           3,069
      200  Harbor Florida Bancshares, Inc. ................           2,300
      133  Harleysville Savings Bank ......................           2,375
      150  Heritage Commerce Corporation* .................           2,925
      100  HF Bancorp, Inc.* ..............................           1,725
      200  Hibernia Corporation, Class A ..................           3,238
      100  High Point Financial Corporation ...............           1,750
      100  HUBCO, Inc. ....................................           3,281
      300  Huntington Bancshares, Inc. ....................           9,525
      324  Imperial Bancorp* ..............................           5,913
      100  Indiana United Bancorp .........................           2,295
      100  Interchange Financial
             Services Corporation/NJ ......................           1,638
      300  J.P. Morgan & Company ..........................          33,431
      700  KeyCorp ........................................          22,575
      100  Keystone Financial, Inc. .......................           3,613
      100  Mahoning National Bancorp, Inc. ................           2,725
      200  Marshall & Ilsley Corporation ..................          11,200
      400  Mellon Bank Corporation ........................          27,050
      200  Mercantile Bancorporation, Inc. ................           9,125
      100  Mercantile Bankshares Corporation ..............           3,644
      100  Merchants Bancshares, Inc. .....................           2,381
      100  Merchants New York Bancorp, Inc. ...............           3,325
      500  National City Corporation ......................          34,938
      100  National Commerce Bancorporation ...............           2,075
      100  Net.B@nk, Inc.* ................................           4,350
      200  North Fork Bancorporation, Inc. ................           4,400
      100  Northern States Financial Corporation ..........           2,231
      200  Northern Trust Corporation .....................          17,875
      100  Norwood Financial Corporation ..................           2,225
      100  NSD Bancorp, Inc. ..............................           2,250
      200  Old Kent Financial Corporation .................           8,775
      100  Old National Bancorp ...........................           4,638
      100  Pacific Bank, N.A ..............................           1,963
      100  Pacific Century Financial Corporation ..........           2,194
      100  People's Bank Bridgeport .......................           2,800
      300  Peoples Heritage Financial Group, Inc. .........           5,100
      500  PNC Bank .......................................          26,031
      200  Popular, Inc. ..................................           6,638
      100  Provident Bankshares Corporation ...............           2,575
      100  Provident Financial Group, Inc. ................           3,900
      100  Queens County Bancorp, Inc. ....................           2,906
      400  Regions Financial Corporation ..................          15,200
      200  Republic New York Corporation ..................           9,063
      100  Savannah Bancorp, Inc. .........................           2,288
      100  South Carolina Community
             Bancshares, Inc. .............................           1,363
      100  Southern Missouri Bancorp, Inc. ................           1,450
      300  SouthTrust Corporation .........................          12,019
      300  State Street Corporation .......................          23,006
      100  Sterling Bancorp/NY ............................           2,075
      300  Summit Bankcorp ................................          11,588
      500  SunTrust Banks, Inc. ...........................          33,969
      300  Susquehanna Bancshares, Inc. ...................           5,419
      400  Synovus Financial Corporation ..................           9,525
      100  Texarkana First Financial Corporation ..........           2,275
      100  TrustCo Bank Corporation/NY ....................           2,700
      100  Trustmark Corporation ..........................           2,119
    1,100  U.S. Bancorp ...................................          35,544
      200  Union Planters Corporation .....................           9,038
      300  UnionBanCal Corporation ........................           9,431
      100  United Financial Corporation ...................           2,275
      100  Valley National Bancorp ........................           2,563

                       See Notes to Financial Statements.

                                       29

WILSHIRE TARGET FUNDS, INC.
WILSHIRE 5000 INDEX PORTFOLIO                                  FEBRUARY 28, 1999
STATEMENT OF INVESTMENTS - (CONTINUED)                               (UNAUDITED)


                                                                      Value
   Shares                                                            (Note 1)
   ------                                                            -------
           BANKS (CONTINUED)
      300  Wachovia Corporation ...........................   $      25,519
    2,600  Wells Fargo Company ............................          95,550
      100  Westamerica Bancorporation .....................           3,350
      100  Western Bancorp ................................           3,081
      100  Wilmington Trust Corporation ...................           5,669
      100  Zions Bancorporation ...........................           6,400
                                                              -------------
                                                                  1,441,540
                                                              -------------

           BUSINESS MACHINES - 10.3%
      600  3Com Corporation* ..............................          18,863
      300  Adaptec, Inc.* .................................           5,981
      100  Adobe Systems, Inc. ............................           4,025
      100  Advanced Digital Information
             Corporation* .................................           1,700
      100  Amplicon, Inc. .................................           1,250
      200  Apple Computer, Inc. ...........................           6,963
      300  Artesyn Technologies, Inc.* ....................           4,444
      300  Ascend Communications, Inc.* ...................          23,081
      100  Autodesk, Inc. .................................           4,013
      100  Black Box Corporation* .........................           3,225
      300  BMC Software, Inc.* ............................          12,263
      200  C3, Inc./NC* ...................................           2,138
      200  Cabletron Systems, Inc.* .......................           1,625
      100  Ceridian Corporation* ..........................           7,163
      200  Cirrus Logic, Inc.* ............................           1,625
    2,500  Cisco Systems, Inc.* ...........................         244,531
      200  Comdisco, Inc. .................................           2,400
    2,700  Compaq Computer Corporation ....................          95,175
      100  Computer Horizons Corporation* .................           1,494
      300  Compuware Corporation* .........................          16,781
      100  Comverse Technology, Inc.* .....................           7,175
      200  Concord EFS, Inc.* .............................           6,388
    2,000  Dell Computer Corporation* .....................         160,250
      100  Diebold, Inc. ..................................           2,919
      800  EMC Corporation* ...............................          81,900
      100  European Micro Holdings, Inc.* .................             994
      100  Evans & Sutherland
             Computer Corporation* ........................           1,600
      100  Fair Issac & Company, Inc. .....................           4,600
      200  FDP Corporation ................................           3,238
      200  Gateway 2000, Inc.* ............................          14,538
    1,700  Hewlett-Packard Company ........................         112,944
      200  Honeywell, Inc. ................................          13,988
      200  Hypercom Corporation* ..........................           2,075
      200  IKON Office Solutions, Inc. ....................           2,825
      200  Informix Corporation* ..........................           1,750
    1,500  International Business
             Machines Corporation .........................         255,000
      200  InterVoice, Inc.* ..............................           2,175
      200  Komag, Inc.* ...................................           1,400
      200  Learning Company, Inc.* ........................           5,812
      100  Lexmark International Group, Inc.,
             Class A* .....................................          10,319
      100  MicroAge, Inc.* ................................             847
      100  Microchip Technology, Inc.* ....................           2,725
      100  Micromuse, Inc.* ...............................           3,225
      400  Micron Electronics, Inc.* ......................           5,750
    4,000  Microsoft Corporation* .........................         600,500
      100  MIPS Technologies, Inc.* .......................           3,725
      100  National Computer Systems, Inc. ................           3,203
      200  NCR Corporation* ...............................           8,187
      100  Network Appliance, Inc.* .......................           4,200
      500  Novell, Inc.* ..................................           9,687
      100  Novellus Systems, Inc.* ........................           5,906
    1,600  Oracle Systems Corporation* ....................          89,400
      400  Pitney Bowes, Inc. .............................          25,275
      200  PLATINUM technology
             International, Inc.* .........................           2,650
      200  Quantum Corporation* ...........................           3,287
      100  SCM Microsystems, Inc.* ........................           8,300
      400  Seagate Technology, Inc.* ......................          11,575
      300  Silicon Graphics, Inc.* ........................           4,781
      100  Sterling Commerce, Inc.* .......................           2,600
      100  Sterling Software, Inc.* .......................           2,550
      200  Storage Technology Corporation* ................           6,963
      600  Sun Microsystems, Inc.* ........................          58,387
      100  Tech Data Corporation* .........................           1,700
      200  Telxon Corporation .............................           1,275
      300  Total System Services, Inc. ....................           6,825
      400  Unisys Corporation* ............................          11,925
      100  Wang Laboratories, Inc.* .......................           2,388
    1,000  Xerox Corporation ..............................          55,187
                                                              -------------
                                                                  2,093,653
                                                              -------------

                       See Notes to Financial Statements.

                                       30

WILSHIRE TARGET FUNDS, INC.
WILSHIRE 5000 INDEX PORTFOLIO                                  FEBRUARY 28, 1999
STATEMENT OF INVESTMENTS - (CONTINUED)                               (UNAUDITED)


                                                                      Value
   Shares                                                            (Note 1)
   ------                                                            -------

           BUSINESS SERVICES - 5.2%
      100  ABM Industries, Inc. ...........................   $       2,869
      100  AboveNet Communications, Inc.* .................           3,125
      100  ABR Information Services, Inc.* ................           1,763
      100  ACNielson Corporation* .........................           2,600
      100  Affiliated Computer Services, Inc.,
             Class A* .....................................           4,625
      300  Allied Waste Industries, Inc.* .................           5,850
      200  Alydaar Software Corporation* ..................           1,825
    1,500  America Online, Inc.* ..........................         133,406
      100  American Business Products, Inc. ...............           1,806
      100  American Management Systems, Inc.* .............           3,337
      200  American Superconductor
             Corporation* .................................           2,063
      100  Apollo Group, Inc., Class A* ...................           3,006
      200  At Home Corporation, Series A* .................          21,225
    1,000  Automatic Data Processing, Inc. ................          39,750
      100  Avant! Corporation* ............................           1,725
      200  Block H & R, Inc. ..............................           9,075
      300  Browning-Ferris Industries, Inc. ...............           9,450
      100  Cambridge Technology Partners, Inc.* ...........           2,513
      100  Casella Waste Systems, Inc., Class A* ..........           2,100
      200  Catalyst International, Inc.* ..................           3,100
      100  CDW Computer Centers, Inc.* ....................           6,963
      100  Checkfree Holdings Corporation* ................           3,425
      100  CIBER, Inc.* ...................................           2,513
      200  Cintas Corporation .............................          14,150
      100  Citrix Systems, Inc.* ..........................           7,712
      100  COMARCO, Inc. ..................................           2,450
      900  Computer Associates International, Inc. ........          37,800
      300  Computer Sciences Corporation ..................          19,987
      200  Convergys Corporation* .........................           3,463
      100  Cornell Corrections, Inc.* .....................           1,650
      100  Credence Systems Corporation* ..................           2,113
      100  CSG Systems International, Inc.* ...............           7,125
      100  Deluxe Corporation .............................           3,388
      100  Dendrite International, Inc.* ..................           2,813
      100  DeVRY, Inc.* ...................................           2,513
      100  DoubleClick, Inc.* .............................           8,987
      100  DSET Corporation* ..............................           1,200
      100  DST Systems, Inc.* .............................           5,425
      300  Dun & Bradstreet Corporation ...................          10,275
      100  eBay, Inc.* ....................................          33,400
      200  Ecolab, Inc. ...................................           7,975
      800  Electronic Data Systems Corporation ............          37,200
      200  Equifax, Inc. ..................................           7,550
      100  Excite, Inc.* ..................................          10,250
      700  First Data Corporation .........................          26,775
      100  Fiserv, Inc.* ..................................           4,700
      100  FORE Systems, Inc.* ............................           1,450
      100  Forrester Research, Inc.* ......................           3,450
      200  Go2Net, Inc.* ..................................          11,700
      100  GP Strategies Corporation* .....................           1,644
      100  Great Plains Software, Inc.* ...................           4,200
      150  HA-LO Industries* ..............................           1,603
      100  Hambrecht & Quist Group* .......................           2,663
      100  Hudson General Corporation .....................           7,600
      100  i2 Technologies, Inc.* .........................           2,494
      100  IDT Corporation* ...............................           1,244
      100  iMall, Inc.* ...................................           1,638
      500  IMS Health, Inc. ...............................          17,750
      100  Infoseek Corporation* ..........................           7,156
      100  Inktomi Corporation* ...........................           6,212
      300  Integrated Systems, Inc.* ......................           4,763
      200  Interpublic Group of Companies, Inc. ...........          14,962
      100  Intuit, Inc.* ..................................           9,894
      100  J.D. Edwards & Company* ........................           1,581
      400  Keane, Inc. ....................................          12,375
      100  Kroll-O'Gara Company* ..........................           3,087
      100  Labor Ready, Inc.* .............................           2,819
      100  Lamar Advertising Company* .....................           3,863
      100  LHS Group, Inc.* ...............................           4,300
      100  Lycos, Inc.* ...................................           8,762
      100  Manpower, Inc. .................................           2,394
      100  MAXIMUS, Inc.* .................................           2,794
      200  Mentor Graphics Corporation* ...................           2,800
      100  Metzler Group, Inc.* ...........................           4,250
      100  Micro Warehouse, Inc.* .........................           1,975
      100  MindSpring Enterprises, Inc.* ..................           8,550
      200  Modis Professional Services, Inc.* .............           2,737
      100  National Data Corporation ......................           4,831
      100  National Services Industries, Inc. .............           3,213
      200  Navidec, Inc.* .................................           1,763
      100  NCO Group, Inc.* ...............................           3,125
      200  Network Associates, Inc.* ......................           9,400
      100  New Era of Networks, Inc.* .....................           6,237
      100  NOVA Corporation/Georgia* ......................           2,500

                       See Notes to Financial Statements.

                                       31

WILSHIRE TARGET FUNDS, INC.
WILSHIRE 5000 INDEX PORTFOLIO                                 FEBRUARY 28, 1999
STATEMENT OF INVESTMENTS - (CONTINUED)                               (UNAUDITED)


                                                                      Value
   Shares                                                            (Note 1)
   ------                                                            -------
           BUSINESS SERVICES (CONTINUED)
      100  Ogden Corporation ..............................   $       2,444
      300  Omnicom Group, Inc. ............................          19,875
      100  Orbital Sciences Corporation* ..................           2,763
      400  Parametric Technology Corporation* .............           6,150
      300  Paychex, Inc. ..................................          12,712
      100  Pegasus Systems, Inc.* .........................           3,750
      300  PeopleSoft, Inc.* ..............................           5,662
      200  Peregrine Systems, Inc.* .......................           5,125
      100  Pixar, Inc.* ...................................           4,113
      100  Policy Management Systems
             Corporation* .................................           3,656
      100  PSINet, Inc.* ..................................           3,581
      200  QLogic Corporation* ............................          11,625
      100  RealNetworks, Inc.* ............................           7,012
      100  Remedy Corporation* ............................           2,056
      700  Republic Industries, Inc.* .....................           8,575
      100  Reynolds & Reynolds Company,
             Class A ......................................           1,888
      100  Robert Half International, Inc.* ...............           3,600
      200  Rural Cellular Corporation, Class A* ...........           2,800
      100  Safety-Kleen Corporation* ......................           1,394
      100  SanDisk Corporation* ...........................           2,800
      100  Sapient Corporation* ...........................           6,687
      100  SDL, Inc.* .....................................           5,450
      400  ServiceMaster Company ..........................           7,475
      100  Shared Medical Systems Corporation .............           5,100
      100  Siebel Systems, Inc.* ..........................           4,400
      100  Spartech Corporation ...........................           2,362
      100  SportsLine USA, Inc.* ..........................           4,500
      100  SPSS, Inc.* ....................................           1,963
      200  Spyglass, Inc.* ................................           2,463
      100  StarTek, Inc.* .................................           1,194
      100  Stericycle, Inc.* ..............................           1,269
      100  Structural Dynamics Research
             Corporation* .................................           1,950
      200  SunGard Data Systems, Inc.* ....................           7,925
      100  Sykes Enterprises, Inc.* .......................           2,850
      100  Sylvan Learning Systems, Inc.* .................           3,325
      100  Synopsys, Inc.* ................................           4,625
      200  Technisource, Inc.* ............................           1,725
      100  Telescan, Inc.* ................................           1,294
      200  TeleTech Holdings, Inc.* .......................           1,400
      100  Tetra Tech, Inc.* ..............................           1,906
      100  theglobe.com, Inc.* ............................           4,637
      100  ThrustMaster, Inc.* ............................           1,300
      100  Tier Technologies, Inc., Class B* ..............           1,306
      100  TMP Worldwide, Inc.* ...........................           5,625
      100  Transaction Systems Architects, Inc.,
             Class A* .....................................           3,931
      100  True North Communications, Inc. ................           2,331
      100  URS Corporation ................................           1,962
      100  USWeb Corporation* .............................           3,369
      200  Vantive Corporation* ...........................           2,300
      100  VeriSign, Inc.* ................................           9,800
      100  VERITAS Software Corporation* ..................           7,100
      200  Viad Corporation ...............................           5,287
      200  The viaLink Company* ...........................           3,550
      100  Vitesse Semiconductor Corporation* .............           4,594
      100  Wall Data, Inc.* ...............................           2,075
      900  Waste Management, Inc. .........................          43,987
      100  Whittman-Hart, Inc.* ...........................           3,131
      300  Yahoo!, Inc.* ..................................          46,050
      100  Young & Rubicam, Inc.* .........................           3,775
                                                              -------------
                                                                  1,058,348
                                                              -------------

           CHEMICALS - 1.8%
      300  Air Products & Chemicals, Inc. .................           9,637
      200  Airgas, Inc.* ..................................           1,800
      100  Bio-Rad Laboratories, Inc., Class A* ...........           2,000
      100  Brady Corporation, Class A .....................           2,387
      100  Cabot Corporation ..............................           2,519
      100  ChemFirst, Inc. ................................           1,900
      100  Crompton & Knowles Corporation .................           1,850
      100  Dexter Corporation .............................           2,775
      400  Dow Chemical Company ...........................          39,350
    1,800  du Pont (E.I.) de Nemours
             & Company ....................................          92,362
      100  Eastman Chemical Company .......................           4,719
      100  General Chemical Group, Inc. ...................           1,538
      100  Great Lakes Chemical Corporation ...............           3,894
      100  Hach Company ...................................           1,088
      200  Hercules, Inc. .................................           5,537
      200  International Specialty Products, Inc. .........           1,763
      200  Lawter International, Inc. .....................           1,425
      100  Lubrizol Corporation ...........................           1,906
      300  Millennium Chemicals, Inc. .....................           5,419

                       See Notes to Financial Statements.

                                       32

WILSHIRE TARGET FUNDS, INC.
WILSHIRE 5000 INDEX PORTFOLIO                                  FEBRUARY 28, 1999
STATEMENT OF INVESTMENTS - (CONTINUED)                               (UNAUDITED)

                                                                      Value
   Shares                                                            (Note 1)
   ------                                                            -------

           CHEMICALS (CONTINUED)
      600  Minnesota Mining & Manufacturing
           Company ........................................   $      44,437
    1,000  Monsanto Company ...............................          45,562
      200  Morton International, Inc. .....................           7,225
      300  Nalco Chemical Company .........................           8,437
      100  NCH Corporation ................................           5,050
      100  Oil-Dri Corporation of America .................           1,525
      100  Olin Corporation ...............................           1,269
      300  PPG Industries, Inc. ...........................          15,619
      200  Praxair, Inc. ..................................           6,987
      200  Rohm & Haas Company ............................           6,250
      200  RPM, Inc./Ohio .................................           2,762
      200  Sigma-Aldrich Corporation ......................           5,275
      300  Solutia, Inc. ..................................           5,344
      400  Twinlab Corporation* ...........................           3,413
      200  Union Carbide Corporation ......................           8,800
      100  Valspar Corporation ............................           3,250
      200  VWR Scientific Products Corporation* ...........           4,637
                                                              -------------
                                                                    359,711
                                                              -------------

           CONSTRUCTION - 0.5%
      100  ACMAT Corporation, Class A* ....................           1,544
      100  Armstrong World Industries, Inc. ...............           4,919
      100  Centex Corporation .............................           3,681
      200  Clayton Homes, Inc. ............................           2,475
      100  Continental Materials Corporation* .............           3,375
      100  Crane Company ..................................           2,744
      100  D.R. Horton, Inc. ..............................           1,594
      200  Dal-Tile International, Inc.* ..................           1,838
      100  Dayton Superior Corporation* ...................           2,100
      100  Fluor Corporation ..............................           3,519
      200  Granite Construction, Inc. .....................           4,912
      300  Johns Manville Corporation .....................           5,269
      100  Kaufman & Broad Home Corporation ...............           2,250
      100  Lafarge Corporation ............................           3,187
      100  Lennar Corporation .............................           2,319
      100  Lone Star Industries ...........................           3,300
      100  M/I Schottenstein Homes, Inc. ..................           1,731
      100  Martin Marietta Materials, Inc. ................           5,131
      500  Masco Corporation ..............................          13,125
      100  Nobility Homes, Inc. ...........................           1,200
      100  Owens Corning ..................................           3,181
      100  Palm Harbor Homes, Inc.* .......................           2,500
      200  Performance Technologies, Inc.* ................           2,237
      100  Puerto Rican Cement Company, Inc. ..............           3,425
      100  Pulte Corporation ..............................           2,406
      300  Sherwin-Williams Company .......................           7,219
      100  Southdown, Inc. ................................           4,719
      200  Stanley Works ..................................           4,862
      100  USG Corporation ................................           5,012
      100  White Cap Industries, Inc.* ....................           1,475
                                                              -------------
                                                                    107,249
                                                              -------------

           CONSUMER DURABLES - 0.4%
      100  Black & Decker Corporation .....................           4,875
      100  CompX International, Inc.* .....................           1,738
      100  Ethan Allen Interiors, Inc. ....................           4,500
      100  Furniture Brands International, Inc.* ..........           2,137
      200  Griffon Corporation* ...........................           1,800
      100  Harman International Industries, Inc. ..........           3,825
      100  Hillenbrand Industries, Inc. ...................           4,187
      100  Kimball International, Inc., Class B ...........           1,625
      100  Koala Corporation* .............................           2,000
      300  Leggett & Platt, Inc. ..........................           6,281
      100  Linens `n Things, Inc.* ........................           3,600
      200  Maytag Corporation .............................          11,212
      100  Mohawk Industries, Inc.* .......................           3,250
      300  Newell Company, Inc. ...........................          12,750
      100  Pulaski Furniture Corporation ..................           2,100
      100  Rent-A-Center, Inc.* ...........................           2,538
      100  Restoration Hardware, Inc.* ....................           2,063
      200  RF Monolithics, Inc.* ..........................           2,300
      200  Shaw Industries, Inc. ..........................           4,387
      100  Whirlpool Corporation ..........................           4,350
                                                              -------------
                                                                     81,518
                                                              -------------

           CONTAINERS - 0.1%
      100  Ball Corporation ...............................           4,187
      100  Bemis Company, Inc. ............................           3,406
      200  Crown Cork & Seal Company, Inc. ................           5,550
      100  Greif Brothers Corporation, Class A ............           2,813
      200  Owens-Illinois, Inc.* ..........................           4,787
      100  Sealed Air Corporation* ........................           5,075
      200  Sonoco Products Company ........................           4,900
                                                              -------------
                                                                     30,718
                                                              -------------

                       See Notes to Financial Statements.

                                       33

WILSHIRE TARGET FUNDS, INC.
WILSHIRE 5000 INDEX PORTFOLIO                                  FEBRUARY 28, 1999
STATEMENT OF INVESTMENTS - (CONTINUED)                               (UNAUDITED)


                                                                      Value
   Shares                                                            (Note 1)
   ------                                                            -------

           COSMETICS - 2.0%
      100  Alberto-Culver Company .........................   $       2,400
      200  Allou Health & Beauty Care, Inc.,
             Class A* .....................................           1,800
      400  Avon Products, Inc. ............................          16,650
      100  Bush Boake Allen, Inc.* ........................           3,194
      200  Clorox Company .................................          23,662
      500  Colgate-Palmolive Company ......................          42,437
      100  Del Laboratories, Inc. .........................           2,106
      100  Dial Corporation ...............................           2,919
      100  Estee Lauder Companies, Inc.,
             Class A ......................................           8,681
    1,800  Gillette Company ...............................          96,525
      200  International Flavors &
             Fragrances, Inc. .............................           8,237
    2,100  Proctor & Gamble Company .......................         187,950
      100  Revlon, Inc., Class A* .........................           1,413
                                                              -------------
                                                                    397,974
                                                              -------------

           DOMESTIC OIL - 0.7%
      200  Amerada Hess Corporation .......................           9,075
      100  Ashland, Inc. ..................................           4,450
      500  Atlantic Richfield Company .....................          27,312
      300  Conoco, Inc., Class A ..........................           6,094
      100  Crystal Oil Company ............................           3,687
      200  Diamond Offshore Drilling, Inc. ................           4,137
      100  Hallwood Consolidated Resources
             Corporation ..................................           1,013
      200  Houston Exploration Company* ...................           3,087
      100  Kerr-McGee Corporation .........................           2,856
      100  Leviathan Gas Pipeline Partners, L.P. ..........           1,888
      100  Midcoast Energy Resources, Inc. ................           2,225
      100  Murphy Oil Corporation .........................           3,419
      200  Newfield Exploration Company* ..................           3,250
      200  Oryx Energy Company ............................           2,075
      100  Pennzoil Company ...............................           1,244
      400  Phillips Petroleum Company .....................          15,475
      100  Stone Energy Corporation* ......................           2,419
      100  Sunoco, Inc. ...................................           3,044
      200  Tersoro Petroleum Corporation* .................           1,600
      200  Tosco Corporation ..............................           4,137
      200  Transocean Offshore, Inc. ......................           4,125
      300  Ultramar Diamond Shamrock
             Corporation ..................................           5,925
      400  Union Pacific Resources Group, Inc. ............           3,575
      400  Unocal Corporation .............................          11,275
      500  USX-Marathon Group .............................          10,344
                                                              -------------
                                                                    137,731
                                                              -------------

           DRUGS & MEDICINE - 11.3%
    2,400  Abbott Laboratories ............................         111,450
      100  Advance Paradigm, Inc.* ........................           3,606
      200  Aetna, Inc. ....................................          14,812
      100  Agouron Pharmaceuticals, Inc.* .................           5,706
      100  Alkermes, Inc.* ................................           2,806
      100  Allergan, Inc. .................................           8,150
      100  ALZA Corporation* ..............................           5,244
      100  American Healthcorp, Inc.* .....................           1,125
    2,100  American Home Products
             Corporation ..................................         124,950
      100  AmeriSource Health Corporation* ................           7,462
      400  Amgen, Inc.* ...................................          49,950
      100  Anesta Corporation* ............................           1,981
      100  Arrow International ............................           2,456
      200  AVECOR Cardiovascular, Inc.* ...................           2,375
      200  Aviron* ........................................           4,288
      100  Bard (C.R.), Inc. ..............................           5,637
      100  Bausch & Lomb, Inc. ............................           6,031
      500  Baxter International, Inc. .....................          35,187
      100  Beckman Coulter, Inc. ..........................           4,831
      400  Becton, Dickinson & Company ....................          13,400
      200  Bergen Brunswig Corporation,
             Class A ......................................           4,888
      100  Biogen, Inc.* ..................................           9,613
      100  Biomatrix, Inc.* ...............................           6,950
      200  Biomet, Inc.* ..................................           7,337
      600  Boston Scientific Corporation* .................          15,900
    1,600  Bristol-Myers Squibb Company ...................         201,500
      462  Cardinal Health, Inc. ..........................          33,351
      100  Cell Pathways, Inc.* ...........................             659
      300  Centennial HealthCare Corporation* .............           4,331
      100  Centocor, Inc.* ................................           4,156
      100  Cerus Corporation* .............................           2,663
      100  Chattem, Inc. ..................................           3,013
      300  Chiron Corporation* ............................           6,319
      100  Collagen Aesthetics, Inc. ......................           1,119

                       See Notes to Financial Statements.

                                       34

WILSHIRE TARGET FUNDS, INC.
WILSHIRE 5000 INDEX PORTFOLIO                                  FEBRUARY 28, 1999
STATEMENT OF INVESTMENTS - (CONTINUED)                               (UNAUDITED)


                                                                      Value
   Shares                                                            (Note 1)
   ------                                                            -------
           DRUGS & MEDICINE (CONTINUED)
    1,000  Columbia /HCA Healthcare
             Corporation ..................................   $      17,875
      100  Covance, Inc.* .................................           2,756
      200  Coventry Health Care, Inc.* ....................           2,144
      100  DENTSPLY International, Inc. ...................           2,550
      200  Dura Pharmaceuticals, Inc.* ....................           2,813
      100  EntreMed, Inc.* ................................           1,869
      100  Forest Laboratories, Inc.* .....................           4,944
      200  GelTex Pharmaceuticals, Inc.* ..................           3,437
      200  Genentech, Inc., Special
             Common Stock* ................................          15,962
      100  Genzyme Corporation
             (General Division)* ..........................           4,500
      100  Gilead Sciences, Inc.* .........................           4,125
      500  Guidant Corporation ............................          28,500
      200  HCR Manor Care, Inc.* ..........................           4,475
      300  Health Management Associates, Inc.,
             Class A* .....................................           3,881
      100  Healthcare Recoveries, Inc.* ...................             831
      700  HEALTHSOUTH Corporation* .......................           8,137
      100  Henry Schein, Inc.* ............................           2,563
      200  HORIZON Pharmacies, Inc.* ......................           1,725
      100  Human Genome Sciences, Inc.* ...................           2,987
      200  Humana, Inc.* ..................................           3,500
      100  ICN Pharmaceuticals, Inc. ......................           2,188
      100  Immunex Corporation* ...........................          14,150
      100  Invacare Corporation ...........................           2,375
      300  Isis Pharmaceuticals, Inc.* ....................           3,619
      200  IVAX Corporation ...............................           2,950
    2,200  Johnson & Johnson ..............................         187,825
      200  Ligand Pharmaceuticals, Inc., Class B* .........           1,963
    1,800  Lilly (Eli) & Company ..........................         170,437
      100  Lincare Holdings, Inc.* ........................           3,562
      100  Mallinckrodt, Inc. .............................           3,094
      400  McKesson HBOC, Inc. ............................          27,200
      150  Medicis Pharmaceutical Corporation,
             Class A* .....................................           5,663
      100  MedImmune, Inc.* ...............................           5,500
      900  Medtronic, Inc. ................................          63,562
    3,800  Merck & Company, Inc. ..........................         310,650
      100  Millenium Pharmaceuticals, Inc.* ...............           3,106
      100  Mine Safety Appliances Company .................           6,475
      100  MiniMed, Inc.* .................................           8,525
      200  Mylan Laboratories, Inc. .......................           5,462
      200  Northfield Laboratories, Inc.* .................           2,475
      100  Omnicare, Inc. .................................           2,394
      300  Oxford Health Plans, Inc.* .....................           5,681
      100  PacifiCare Health Systems, Inc.,
             Class B* .....................................           7,225
      100  PAREXEL International Corporation* .............           2,081
      100  Patterson Dental Company* ......................           4,050
    2,100  Pfizer, Inc. ...................................         277,069
      200  Pharmaceutical Marketing Services, Inc.*........           2,900
      200  Physician Reliance Network, Inc.* ..............           1,813
      100  Province Healthcare Company* ...................           1,519
      100  Quest Diagnostics, Inc.* .......................           2,138
      100  Quintiles Transnational Corporation* ...........           4,312
      100  Renal Care Group, Inc.* ........................           1,981
      100  ResMed, Inc.* ..................................           3,100
      100  Roberts Pharmaceutical Corporation* ............           2,262
    2,400  Schering-Plough Corporation ....................         134,250
      100  SEQUUS Pharmaceuticals, Inc. .* ................           2,044
      100  Serologicals Corporation* ......................           1,788
      100  St. Jude Medical, Inc. .........................           2,513
      100  STERIS Corporation* ............................           3,287
      200  Stryker Corporation ............................           9,450
      200  Sunrise Technologies International, Inc.*.......           2,150
      100  Sybron International Corporation* ..............           2,456
      100  Synaptic Pharmaceutical Corporation* ...........           1,563
      100  Syncor International Corporation - Del* ........           2,762
      500  Tenet Healthcare Corporation* ..................           9,844
      100  Total Renal Care Holdings, Inc.* ...............             888
      200  Triangle Pharmaceuticals, Inc.* ................           2,600
      100  Trigon Healthcare, Inc.* .......................           3,506
      300  United Healthcare Corporation ..................          14,794
      100  Universal Health Services, Inc.,
             Class B* .....................................           4,062
      100  Vertex Pharmaceuticals, Inc.* ..................           2,350
    1,300  Warner-Lambert Company .........................          89,781
      200  Watson Pharmaceuticals, Inc.* ..................           9,662
      100  Wellpoint Health Networks, Inc.* ...............           7,887
                                                              -------------
                                                                  2,289,763
                                                              -------------

                       See Notes to Financial Statements.

                                       35

WILSHIRE TARGET FUNDS, INC.
WILSHIRE 5000 INDEX PORTFOLIO                                  FEBRUARY 28, 1999
STATEMENT OF INVESTMENTS - (CONTINUED)                               (UNAUDITED)


                                                                      Value
   Shares                                                            (Note 1)
   ------                                                            -------

           ELECTRONICS - 5.8%
      100  Acxiom Corporation* ............................   $       2,394
      200  ADC Telecommunications, Inc.* ..................           8,100
      200  ADE Corporation* ...............................           2,725
      100  Adelphia Communications Corporation,
             Class A* .....................................           5,637
      200  Advanced Micro Devices, Inc.* ..................           3,575
      200  Aetrium, Inc.* .................................           1,450
      200  Altera Corporation* ............................           9,725
      200  American Power Conversion
             Corporation* .................................           7,175
      100  American Tower Corporation,
             Class A ......................................           2,681
      200  Amkor Technology, Inc.* ........................           2,100
      300  AMP, Inc. ......................................          15,956
      300  Analog Devices, Inc.* ..........................           7,519
      100  Andrew Corporation* ............................           1,513
      100  Anixter International, Inc.* ...................           1,256
      600  Applied Materials, Inc.* .......................          33,375
      100  Arrow Electronics, Inc. ........................           1,419
      100  Associated Group, Inc., Class A* ...............           4,981
      200  AstroPower, Inc.* ..............................           2,000
      100  Atmel Corporation* .............................           1,719
      100  Avid Technology, Inc.* .........................           2,931
      100  Avnet, Inc. ....................................           3,969
      100  AVT Corporation* ...............................           2,588
      100  AVX Corporation ................................           1,369
      100  BEI Technologies, Inc. .........................           1,288
      200  Broadcom Corporation, Class A* .................          12,037
      300  Cadence Design Systems, Inc.* ..................           7,219
      100  CIENA Corporation* .............................           2,788
      100  CMGI, Inc.* ....................................          12,262
      100  Concentric Network Corporation* ................           4,388
      100  Concord Communications, Inc.* ..................           5,662
      200  Conexant Systems, Inc.* ........................           3,400
      100  Cubic Corporation ..............................           1,838
      100  DSP Communications, Inc.* ......................           1,500
      100  DuPont Photomasks, Inc.* .......................           3,925
      100  EG&G, Inc. .....................................           2,650
      100  Electronics for Imaging, Inc.* .................           3,494
      100  General Cable Corporation ......................           1,881
      300  General Instrument Corporation* ................           8,775
      100  Gentex Corporation* ............................           2,169
      100  Harris Corporation .............................           3,112
      100  Hollywood Entertainment
             Corporation* .................................           2,744
      100  IMRglobal Corporation* .........................           1,813
    2,700  Intel Corporation ..............................         323,831
      100  International Network Services* ................           5,112
      200  ITT Industries, Inc. ...........................           7,812
      200  Kent Electronics Corporation* ..................           2,275
      200  KLA-Tencor Corporation* ........................          10,362
      100  Kulicke & Soffa Industries, Inc. ...............           2,538
      100  Lam Research Corporation* ......................           2,956
      100  Level One Communications, Inc.* ................           3,350
      200  Linear Technology Corporation ..................           8,762
      200  LSI Logic Corporation* .........................           5,187
    2,100  Lucent Technologies, Inc. ......................         213,281
      100  Macromedia, Inc.* ..............................           3,056
      200  Maxim Integrated Products, Inc.* ...............           8,337
      100  Mestek, Inc.* ..................................           1,956
      100  Metromedia Fiber Network, Inc.,
             Class A* .....................................           4,350
      400  Micron Technology, Inc. ........................          23,050
      200  Molex, Inc. ....................................           5,350
    1,000  Motorola, Inc. .................................          70,250
      200  National Semiconductor Corporation* ............           2,100
      200  NeoMagic Corporation* ..........................           2,175
      200  Netscape Communications Corporation*............          15,487
      100  Network Solutions, Inc., Class A* ..............          18,150
      500  Nextel Communications, Inc., Class A* ..........          15,031
      100  Oak Industries, Inc. ...........................           3,169
      100  OEC Medical Systems, Inc.* .....................           2,494
      200  Pericom Semiconductor Corporation* .............           1,975
      100  Perkin-Elmer Corporation .......................           9,475
      100  Plantronics, Inc.* .............................           6,050
      100  PRI Automation, Inc.* ..........................           3,000
      100  QUALCOMM, Inc.* ................................           7,300
      100  Rambus, Inc.* ..................................           7,269
      100  Rational Software Corporation* .................           2,969
      100  Rayovac Corporation ............................           2,769
      100  SCI Systems, Inc.* .............................           3,094
      100  Scientific-Atlanta, Inc. .......................           3,244
      100  Snyder Communications, Inc. ....................           3,425
      400  Solectron Corporation* .........................          17,875
      125  Superior TeleCom, Inc. .........................           3,539

                       See Notes to Financial Statements.

                                       36

WILSHIRE TARGET FUNDS, INC.
WILSHIRE 5000 INDEX PORTFOLIO                                  FEBRUARY 28, 1999
STATEMENT OF INVESTMENTS - (CONTINUED)                               (UNAUDITED)


                                                                      Value
   Shares                                                            (Note 1)
   ------                                                            -------
           ELECTRONICS (CONTINUED)
      100  Symbol Technologies, Inc. ......................   $       5,300
      300  Tellabs, Inc.* .................................          24,019
      100  Teradyne, Inc.* ................................           4,762
      100  Terayon Communication Systems, Inc.* ...........           3,106
      600  Texas Instruments, Inc. ........................          53,512
      200  Thermo Electron Corporation* ...................           2,762
      100  Thomas & Betts Corporation .....................           4,169
      100  Uniphase Corporation* ..........................           8,812
      100  United States Satellite Broadcasting
             Company, Inc.* ...............................           1,613
      100  Univision Communications, Inc.,
             Class A* .....................................           4,075
      100  VISX, Inc.* ....................................           6,175
      100  Waters Corporation* ............................           9,306
      200  Western Digital Corporation* ...................           1,925
      100  Xilinx, Inc.* ..................................           6,975
                                                              -------------
                                                                  1,178,018
                                                              -------------

           ENERGY & UTILITIES - 3.3%
      300  AES Corporation* ...............................          11,156
      200  Allegheny Energy, Inc. .........................           5,937
      200  Ameren Corporation .............................           7,462
      300  American Electric Power Company, Inc. ..........          12,487
      100  American Water Works Company, Inc. .............           3,025
      200  Baltimore Gas & Electric Company ...............           5,125
      100  Bangor Hydro-Electric Company* .................           1,294
      100  BEC Energy .....................................           3,644
      100  CalEnergy Company, Inc.* .......................           2,806
      100  California Water Service Group .................           2,450
      100  Calpine Corporation* ...........................           3,275
      200  Carolina Power & Light Company .................           7,975
      300  Central & South West Corporation ...............           7,444
      100  Central Hudson Gas & Electric
             Corporation ..................................           3,625
      300  Cinergy Corporation ............................           8,756
      100  Cleco Corporation ..............................           2,938
      200  CMS Energy Corporation .........................           8,275
      300  Coastal Corporation ............................           9,600
      100  Colonial Gas Company ...........................           3,431
      100  Columbia Energy Group ..........................           5,050
      100  Conectiv, Inc. .................................           2,119
      400  Consolidated Edison Company
             New York, Inc. ...............................          18,700
      200  Consolidated Natural Gas Company ...............          10,987
      300  Dominion Resources, Inc./VA ....................          11,587
      200  DPL, Inc. ......................................           3,562
      100  DQE, Inc. ......................................           3,819
      200  DTE Energy Company .............................           7,900
      600  Duke Energy Corporation ........................          34,125
      200  Dynegy, Inc. ...................................           2,400
      600  Edison International ...........................          15,300
      200  El Paso Energy Corporation .....................           7,287
      100  Energy East Corporation ........................           5,362
      100  EnergySouth, Inc. ..............................           2,062
      500  Enron Corporation ..............................          32,500
      400  Entergy Corporation ............................          11,300
      100  E'Town Corporation .............................           4,294
      400  FirstEnergy Corporation ........................          11,700
      100  Florida Progress Corporation ...................           4,012
      300  FPL Group, Inc. ................................          15,431
      200  GPU, Inc. ......................................           7,975
      100  IDACORP, Inc. ..................................           3,106
      100  Illinova Corporation ...........................           2,375
      100  Indiana Energy, Inc. ...........................           2,000
      100  Interstate Energy Corporation ..................           2,756
      100  IPALCO Enterprises, Inc. .......................           4,794
      100  K N Energy, Inc. ...............................           2,094
      100  Kansas City Power & Light Company ..............           2,550
      200  KeySpan Energy .................................           5,300
      200  LG&E Energy Corporation ........................           4,562
      100  Madison Gas & Electric Company .................           2,013
      300  MCN Energy Group, Inc. .........................           5,344
      100  MDU Resources Group, Inc. ......................           2,350
      100  MidAmerican Energy Holdings
             Company ......................................           2,700
      100  Middlesex Water Company ........................           2,175
      100  Minnesota Power, Inc. ..........................           4,019
      100  Montana Power Company ..........................           6,087
      100  National Fuel Gas Company ......................           4,031
      100  National Wireless Holdings, Inc.* ..............           1,838
      100  Nevada Power Company ...........................           2,394
      200  New Century Energies, Inc. .....................           8,112
      100  New England ElectricSystem .....................           4,869
      100  New Jersey Resources Corporation ...............           3,494
      200  Niagara Mohawk Power Corporation ...............           2,925
      100  NICOR, Inc. ....................................           3,819

                       See Notes to Financial Statements.

                                       37

WILSHIRE TARGET FUNDS, INC.
WILSHIRE 5000 INDEX PORTFOLIO                                  FEBRUARY 28, 1999
STATEMENT OF INVESTMENTS - (CONTINUED)                               (UNAUDITED)


                                                                      Value
   Shares                                                            (Note 1)
   ------                                                            -------
           ENERGY & UTILITIES (CONTINUED)
      200  NIPSCO Industries, Inc. ........................   $       5,187
      100  North Carolina Natural Gas
             Corporation ..................................           3,200
      400  Northeast Utilities ............................           5,975
      200  Northern States Power ..........................           5,162
      100  OGE Energy Corporation .........................           2,387
      400  PacifiCorp .....................................           7,175
      400  PECO Energy Company ............................          14,175
      100  Peoples Energy Corporation .....................           3,394
      600  PG & E Corporation .............................          18,900
      100  Philadelphia Suburban Corporation ..............           2,156
      100  Pinnacle West Capital Corporation ..............           3,612
      200  Potomac Electric Power Company .................           4,875
      200  PP & L Resources, Inc. .........................           5,100
      200  Public Service Company of
             New Mexico ...................................           3,075
      100  Public Service Company of
             North Carolina, Inc. .........................           2,950
      400  Public Service Enterprise Group, Inc. ..........          15,200
      100  Puget Sound Energy, Inc. .......................           2,413
      300  Questar Corporation ............................           5,362
      400  Reliant Energy, Inc. ...........................          10,725
      300  Republic Services, Inc., Class A* ..............           5,231
      100  SCANA Corporation ..............................           2,350
      400  Sempra Energy ..................................           8,400
      100  Sonat, Inc. ....................................           2,531
    1,100  Southern Company ...............................          27,569
      100  Southern Union Company* ........................           1,900
      200  TECO Energy, Inc. ..............................           4,325
      500  Texas Utilities Company ........................          21,219
      300  UGI Corporation ................................           6,094
      300  Unicom Corporation .............................          10,669
      100  United Illuminating Company ....................           4,437
      100  UtiliCorp United, Inc. .........................           3,437
      100  Western Resources, Inc. ........................           2,819
      700  Williams Companies, Inc. .......................          25,900
      200  Wisconsin Energy Corporation ...................           5,112
                                                              -------------
                                                                    666,900
                                                              -------------

           ENERGY - RAW MATERIALS - 0.9%
      200  Anadarko Petroleum Corporation .................           5,500
      300  Apache Corporation .............................           5,981
      900  Archer-Daniels-Midland Company .................          13,612
      200  Atwood Oceanics, Inc.* .........................           3,362
      500  Baker Hughes, Inc. .............................           9,000
      200  Basin Exploration, Inc.* .......................           1,750
      100  BJ Services Company* ...........................           1,406
      300  Burlington Resources, Inc. .....................           9,712
      200  Cabot Oil & Gas Corporation,
             Class A ......................................           2,187
      100  Cooper Cameron Corporation* ....................           2,312
      200  Enron Oil & Gas Company ........................           3,300
      100  Fall River Gas Company .........................           1,750
      700  Halliburton Company ............................          19,775
      100  Kirby Corporation ..............................           1,700
      100  McDermott International, Inc. ..................           1,994
      200  Mitchell Energy & Development
             Corporation, Class A .........................           2,225
      200  Nabors Industries, Inc.* .......................           2,300
      200  NL Industries, Inc. ............................           1,937
      100  Noble Affiliates, Inc. .........................           2,262
      200  Noble Drilling Corporation* ....................           2,475
      500  Occidental Petroleum Corporation ...............           7,531
      100  Penn Virginia Corporation ......................           1,844
      300  Plains All American Pipeline, L.P. .............           5,137
      900  Schlumberger, Ltd. .............................          43,706
      100  Smith International, Inc.* .....................           2,431
      100  Tidewater, Inc. ................................           1,881
      200  USEC, Inc. .....................................           2,837
      100  Valero Energy Corporation ......................           1,756
      200  Vastar Resources, Inc. .........................           7,700
      300  Weatherford International, Inc.* ...............           5,100
                                                              -------------
                                                                    174,463
                                                              -------------

           FOOD & AGRICULTURE - 3.6%
      100  Agribrands International, Inc.* ................           3,100
      200  Andersons, Inc. ................................           2,462
      200  Aurora Foods, Inc.* ............................           3,237
      500  Bestfoods ......................................          23,469
      100  Broughton Foods Company ........................           1,637
      700  Campbell Soup Company ..........................          28,131
    3,900  Coca-Cola Company ..............................         249,356
      600  Coca-Cola Enterprises, Inc. ....................          18,600
      800  ConAgra, Inc. ..................................          24,100
      100  Dean Foods Company .............................           3,644
      100  Delta & Pine Land Company ......................           3,237

                       See Notes to Financial Statements.

                                       38

WILSHIRE TARGET FUNDS, INC.
WILSHIRE 5000 INDEX PORTFOLIO                                  FEBRUARY 28, 1999
STATEMENT OF INVESTMENTS - (CONTINUED)                               (UNAUDITED)


                                                                      Value
   Shares                                                            (Note 1)
   ------                                                            -------

           FOOD & AGRICULTURE (CONTINUED)
      100  Dole Food Company, Inc. ........................   $       3,150
      200  Dreyer's Grand Ice Cream, Inc. .................           2,487
      100  Flowers Industries, Inc. .......................           2,437
      100  Fresh America Corporation* .....................           2,237
      200  Gehl Company ...................................           3,475
      200  General Mills, Inc. ............................          16,137
      600  Heinz (H.J.) Company ...........................          32,662
      200  Hershey Foods Corporation ......................          12,450
      100  Hormel Foods Corporation .......................           3,600
      100  IBP, Inc. ......................................           2,250
      200  IMC Global, Inc. ...............................           3,987
      300  International Home Foods, Inc.* ................           4,687
      100  Interstate Bakeries Corporation ................           2,400
      100  Keebler Foods Company* .........................           3,900
      600  Kellogg Company ................................          22,200
      100  Marsh Supermarkets, Inc., Class B ..............           1,225
      100  McCormick & Company, Inc.,
             Non Voting Shares ............................           2,862
      200  Mississippi Chemical Corporation ...............           2,050
      100  Nabisco Holdings Corporation,
             Class A ......................................           4,437
    2,300  PepsiCo, Inc. ..................................          86,537
      100  Pilgrim's Pride Corporation, Class B ...........           1,906
      400  Pioneer Hi-Bred International, Inc. ............           9,375
      200  Quaker Oats Company ............................          10,925
      200  Ralcorp Holdings, Inc.* ........................           3,562
      500  Ralston-Ralston Purina Group ...................          13,469
    1,500  Sara Lee Corporation ...........................          40,781
      100  Schultz Sav-O Stores, Inc. .....................           1,738
      100  Scotts Company (The), Class A* .................           3,237
      100  Smucker (J.M.) Company, Class A ................           2,375
      100  Suiza Foods Corporation* .......................           3,700
      200  Supervalu, Inc. ................................           4,812
      500  Sysco Corporation ..............................          14,125
      200  Tasty Baking Company ...........................           2,600
      100  Tootsie Roll Industries, Inc. ..................           4,600
      300  Tyson Foods, Inc., Class A .....................           6,150
      100  Universal Foods Corporation ....................           2,269
      200  Veterinary Centers of America, Inc.* ...........           3,000
      300  Whitman Corporation ............................           5,700
      100  Wild Oats Markets, Inc.* .......................           2,675
      200  Wrigley (Wm.) Jr. Company ......................          18,600
                                                              -------------
                                                                    731,742
                                                              -------------
           GOLD - 0.1%
      100  Getchell Gold Corporation* .....................           2,594
      100  Homestake Mining Company .......................             919
      500  Newmont Mining Corporation .....................           8,625
                                                              -------------
                                                                     12,138
                                                              -------------

           INSURANCE - 3.6%
      300  20th Century Industries ........................           5,737
      400  AFLAC, Inc. ....................................          17,650
      100  Allmerica Financial Corporation ................           5,337
    1,300  Allstate Corporation ...........................          48,750
      100  Ambac Financial Group, Inc. ....................           5,600
      100  American Bankers Insurance
             Group, Inc. ..................................           4,800
      100  American Financial Group, Inc. .................           3,694
      400  American General Corporation ...................          29,300
      100  American Heritage Life Investment
             Corporation ..................................           2,200
      100  American Indemnity Financial
             Corporation ..................................           1,050
    2,000  American International Group, Inc. .............         227,875
      100  American National Insurance
             Company ......................................           7,525
      300  Aon Corporation ................................          17,681
      100  Berkley (W.R.) Corporation .....................           2,862
      100  Capitol Transamerica Corporation ...............           1,550
      300  Chubb Corporation ..............................          17,925
      300  CIGNA Corporation ..............................          23,550
      200  Cincinnati Financial Corporation ...............           7,013
      300  CNA Financial Corporation* .....................          10,181
      500  Conseco, Inc. ..................................          14,968
      100  Crawford & Company, Class B ....................           1,138
      100  E. W. Blanch Holdings, Inc. ....................           5,550
      400  Equitable Companies, Inc. ......................          27,025
      200  Erie Indemnity Company, Class A ................           5,425
      100  FBL Financial Group, Inc., Class A .............           2,006
      100  First American Financial Corporation ...........           2,343
      100  First United Corporation .......................           1,700
      100  Fremont General Corporation ....................           1,975
      400  Hartford Financial Services Group, Inc. ........          21,625
      100  Hartford Life, Inc., Class A ...................           5,800
      200  Jefferson-Pilot Corporation ....................          13,562
      200  Lincoln National Corporation ...................          18,937
      400  Marsh & McLennan Companies, Inc. ...............          28,325

                       See Notes to Financial Statements.

                                       39

WILSHIRE TARGET FUNDS, INC.
WILSHIRE 5000 INDEX PORTFOLIO                                  FEBRUARY 28, 1999
STATEMENT OF INVESTMENTS - (CONTINUED)                               (UNAUDITED)


                                                                      Value
   Shares                                                            (Note 1)
   ------                                                            -------
           INSURANCE (CONTINUED)
      100  MBIA, Inc. .....................................   $       6,156
      100  Medical Assurance, Inc.* .......................           2,962
      100  Merchants Group, Inc. ..........................           2,162
      100  Mercury General Corporation ....................           3,487
      200  MGIC Investment Corporation ....................           6,813
      100  MONY Group, Inc.* ..............................           2,531
      200  Old Republic International
             Corporation ..................................           3,763
      100  Penn-America Group, Inc. .......................           1,113
      100  Penn Treaty American Corporation* ..............           2,419
      100  Progressive Corporation of Ohio ................          12,850
      100  Protective Life Corporation ....................           3,450
      200  Provident American Corporation* ................           1,600
      200  Provident Companies, Inc. ......................           6,550
      100  Reinsurance Group of America, Inc. .............           6,444
      200  Reliance Group Holdings, Inc. ..................           2,063
      100  ReliaStar Financial Corporation ................           4,537
      200  Risk Capital Holdings, Inc.* ...................           3,800
      100  RLI Corporation ................................           2,944
      200  SAFECO Corporation .............................           8,037
      400  St. Paul Companies, Inc. .......................          12,950
      100  The PMI Group, Inc. ............................           4,312
      200  Torchmark Corporation ..........................           6,650
      200  Transamerica Corporation .......................          14,512
      100  Transatlantic Holdings, Inc. ...................           7,469
      100  Travelers Property Casualty
             Corporation, Class A .........................           3,794
      100  United Fire & Casualty Company .................           2,887
      100  Unitrin, Inc. ..................................           6,537
      200  UNUM Corporation ...............................           8,950
                                                              -------------
                                                                    742,401
                                                              -------------

           INTERNATIONAL OIL - 2.4%
    1,000  Chevron Corporation ............................          76,875
    3,900  Exxon Corporation ..............................         259,593
    1,200  Mobil Corporation ..............................          99,825
      400  Santa Fe International Corporation .............           5,350
      900  Texaco, Inc. ...................................          41,906
                                                              -------------
                                                                    483,549
                                                              -------------

           LIQUOR - 0.3%
      700  Anheuser-Busch Companies, Inc. .................          53,681
      100  Brown-Forman Corporation, Class B ..............           6,593
      100  Coors (Adolph) Company, Class B ................           5,956
      100  Genesee Corporation, Class B ...................           2,200
      100  Robert Mondavi Corporation,
             Class A* .....................................           3,437
                                                              -------------
                                                                     71,867
                                                              -------------

           MEDIA - 3.6%
      100  Ackerley Group, Inc. ...........................           1,800
      100  Banta Corporation ..............................           2,131
      100  Belo (A.H.) Corporation, Series A ..............           1,813
      100  BHC Communications, Inc.,
             Class A* .....................................          11,450
      100  Broadcast.com, Inc.* ...........................           8,381
      200  Cablevision Systems Corporation,
             Class A* .....................................          13,000
      100  Carmike Cinemas, Inc., Class A* ................           1,575
    1,100  CBS Corporation* ...............................          40,562
      100  Central Newspapers, Inc., Class A ..............           3,500
      100  Century Communications
             Corporation, Class A* ........................           3,469
      200  Chancellor Media Corporation* ..................           8,750
      100  Chris-Craft Industries, Inc.* ..................           4,237
      400  Clear Channel Communications, Inc.* ............          24,000
      100  CNET, Inc.* ....................................          11,462
      600  Comcast Corporation, Special Class A ...........          42,562
      400  Cox Communications, Inc., Class A* .............          28,300
      100  Crown Castle International
             Corporation* .................................           1,700
      100  Cumulus Media, Inc., Class A* ..................           1,175
      200  Donnelley (R.R.) & Sons Company ................           6,850
      100  Dow Jones & Company, Inc. ......................           4,700
      100  Emmis Communications Corporation,
             Class A* .....................................           4,631
      100  Fox Entertainment Group, Inc.,
             Class A* .....................................           2,600
      400  Gannet Company, Inc. ...........................          25,400
      100  Gartner Group, Inc., Class A* ..................           2,244
      100  Harte-Hanks, Inc. ..............................           2,588
      100  Heftel Broadcasting Corporation,
             Class A* .....................................           4,125
      200  Hollingher International, Inc. .................           2,475
      200  IDG Books Worldwide, Inc.,
             Class A* .....................................           3,037

                       See Notes to Financial Statements.

                                       40

WILSHIRE TARGET FUNDS, INC.
WILSHIRE 5000 INDEX PORTFOLIO                                  FEBRUARY 28, 1999
STATEMENT OF INVESTMENTS - (CONTINUED)                               (UNAUDITED)


                                                                      Value
   Shares                                                            (Note 1)
   ------                                                            -------
           MEDIA (CONTINUED)
      200  Infinity Broadcasting Corporation,
             Class A* .....................................   $       4,750
      100  IXC Communications, Inc.* ......................           5,200
      100  Jones Intercable, Inc., Class A* ...............           4,050
      200  Journal Register Company* ......................           2,625
      100  King World Productions, Inc.* ..................           2,644
      100  Knight-Ridder, Inc. ............................           5,019
      100  Lee Enterprises, Inc. ..........................           2,763
      100  McClatchy Company, Class A .....................           3,200
      200  McGraw-Hill Companies, Inc. ....................          21,887
      100  Media General, Inc., Class A ...................           5,000
    1,000  MediaOne Group, Inc.* ..........................          54,500
      100  Meredith Corporation ...........................           3,375
      200  Metro-Goldwyn-Mayer, Inc.* .....................           2,087
      300  New York Times Company, Class A ................           9,300
      200  NewsEdge Corporation* ..........................           2,037
      300  Outdoor Systems, Inc.* .........................           8,381
      200  PRIMEDIA, Inc.* ................................           2,662
      100  Pulitzer Publishing Company ....................           7,987
      100  Reader's Digest Association, Inc.,
             Class A ......................................           3,400
      100  Scripps Company (E.W.), Class A ................           4,100
      300  Source Information Management
             Company* .....................................           3,187
      100  TCA Cable TV, Inc. .............................           4,412
      900  Tele-Communications, Inc., Class A* ............          56,531
      600  Tele-Communications TCI
             Ventures Group, Class A* .....................          16,612
    2,000  Time Warner, Inc. ..............................         129,000
      100  Times Mirror Company, Class A ..................           5,581
      200  Tribune Company ................................          13,262
      100  United Video Satellite Group, Inc.,
             Class A* .....................................           2,881
      200  USA Networks, Inc.* ............................           7,950
      100  Valassis Communications, Inc.* .................           4,800
      600  Viacom, Inc., Class B
             Non-Voting Shares* ...........................          53,025
      100  Wiley (John) & Sons, Inc., Class A .............           4,456
      100  Ziff-Davis, Inc.* ..............................           1,681
                                                              -------------
                                                                    726,862
                                                              -------------

           MISCELLANEOUS FINANCE - 7.2%
      110  1st Source Corporation .........................           3,396
      100  Acadiana Bancshares, Inc. ......................           1,800
      300  Alliance Capital Management, L.P. ..............           7,443
      100  AMB Property Corporation .......................           2,100
      100  AMCORE Financial, Inc. .........................           2,334
      700  American Express Company .......................          75,950
      200  AmeriCredit Corporation* .......................           2,225
      200  Ameritrade Holding Corporation,
             Class A* .....................................           9,750
      100  Amli Residential Properties Trust ..............           1,993
      100  Apartment Investment &
             Management Company, Class A ..................           3,912
      200  Archstone Communities Trust ....................           3,912
      100  Arden Realty, Inc. .............................           2,337
      100  ASB Financial Corporation ......................           1,250
    1,100  Associates First Capital Corporation,
             Class A ......................................          44,687
      100  Avalonbay Communities, Inc. ....................           3,156
      100  Bay View Capital Corporation ...................           1,994
      205  Bear Stearns Companies, Inc. ...................           8,776
      100  Bedford Property Investors, Inc. ...............           1,587
       65  Berkshire Hathaway, Inc., Class B* .............         154,635
      100  Bisys Group, Inc.* .............................           5,337
      100  Brandywine Realty Trust ........................           1,644
      200  C.I.T. Group, Inc., Class A ....................           5,900
      100  Camden Property Trust ..........................           2,450
      100  Capital One Financial Corporation ..............          12,762
      100  CarrAmerica Realty Corporation .................           2,150
      100  Cathay Bancorp, Inc. ...........................           3,900
      100  CBL & Associates Properties, Inc. ..............           2,494
      100  CenterPoint Properties Corporation .............           3,206
      300  Charter One Financial, Inc. ....................           8,644
    3,600  Citigroup, Inc. ................................         211,500
      100  Classic Bancshares, Inc. .......................           1,453
      100  Colonial Properties Trust ......................           2,456
      100  Columbia Financial of Kentucky, Inc. ...........           1,381
      100  Commercial Federal Corporation .................           2,181
      100  Continental Mortgage & Equity Trust ............           1,525
      200  Countrywide Credit Industries, Inc. ............           7,575
      200  Crescent Real Estate Equities
             Company ......................................           4,175

                       See Notes to Financial Statements.

                                       41

WILSHIRE TARGET FUNDS, INC.
WILSHIRE 5000 INDEX PORTFOLIO                                  FEBRUARY 28, 1999
STATEMENT OF INVESTMENTS - (CONTINUED)                               (UNAUDITED)


                                                                      Value
   Shares                                                            (Note 1)
   ------                                                            -------
           MISCELLANEOUS FINANCE (CONTINUED)
      100  CVB Financial Corporation ......................   $       1,975
      200  Dime Bancorp, Inc. .............................           4,950
      200  Donaldson, Lufkin & Jenrette, Inc. .............          11,400
      100  Downey Financial Corporation ...................           2,031
      200  E*TRADE Group, Inc.* ...........................           9,200
      100  Eaton Vance Corporation ........................           1,968
      100  Edwards (A.G.), Inc. ...........................           3,256
      400  Equity Office Properties Trust .................          10,300
      200  Equity Residential Properties Trust ............           8,200
      100  Everest Reinsurance Holdings, Inc. .............           3,318
    1,600  Fannie Mae .....................................         112,000
      100  Farm Family Holdings, Inc.* ....................           3,287
      100  Federated Investors, Inc., Class B .............           1,919
      100  FFD Financial Corporation ......................           1,400
      100  Financial Federal Corporation* .................           1,969
      100  Financial Security Assurance
             Holdings, Ltd. ...............................           5,281
      100  FINOVA Group, Inc. .............................           5,081
      100  First Citizens Corporation .....................           3,850
      100  First Federal Savings Bank
             of Siouxland .................................           2,031
      100  First Financial Corporation/Indiana ............           4,787
      100  First Northern Capital Corporation .............           1,150
      100  FirstCity Financial Corporation* ...............           1,206
      100  Flushing Financial Corporation .................           1,525
      100  Fort Thomas Financial Corporation ..............           1,275
      400  Franklin Resources, Inc. .......................          12,725
    1,100  Freddie Mac ....................................          64,762
      100  G&L Realty Corporation .........................           1,256
      100  Gables Residential Trust .......................           2,312
      100  Glacier Bancorp, Inc. ..........................           2,025
      200  Golden State Bancorp, Inc.* ....................           3,562
      100  Golden West Financial Corporation ..............           9,393
      100  GS Financial Corporation .......................           1,112
      100  Guaranty Financial Corporation .................           1,212
      100  Health Care REIT, Inc. .........................           2,318
      100  Henry (Jack) & Associates ......................           3,600
      100  Highwoods Properties, Inc. .....................           2,394
      100  HMN Financial, Inc. ............................           1,287
      100  Home Bancorp ...................................           2,800
      100  Hospitality Properties Trust ...................           2,575
      800  Household International, Inc. ..................          32,500
      200  HRPT Properties Trust ..........................           2,737
      200  Insignia Properties Trust ......................           2,775
      100  International Bancshares Corporation ...........           4,650
      100  Investment Technology Group, Inc.* .............           4,093
      100  Investors Title Company ........................           2,275
      200  ITLA Capital Corporation* ......................           3,100
      100  Jacksonville Bancorp, Inc. .....................           1,537
      100  John Nuveen Company, Class A ...................           3,950
      100  Kimco Realty Corporation .......................           3,793
      100  Klamath First Bancorp, Inc. ....................           1,550
      100  Knight/Trimark Group, Inc., Class A* ...........           3,475
      200  Lab Holdings, Inc. .............................           3,175
      100  Lakeview Financial Corporation .................           2,162
      100  Legg Mason, Inc. ...............................           2,831
      200  Lehman Brothers Holdings, Inc. .................          10,600
      100  Leucadia National Corporation ..................           2,981
      100  Lexford Residential Trust ......................           1,787
      100  Liberty Financial Companies, Inc. ..............           2,243
      100  Liberty Property Trust .........................           2,187
      100  Mack-Cali Realty Corporation ...................           2,893
      100  Mahaska Investment Company .....................           1,637
      200  Mail-Well, Inc.* ...............................           2,825
      100  Manufactured Home Communities, Inc. ............           2,325
      200  Matrix Bancorp, Inc.* ..........................           2,862
    1,300  MBNA Corporation ...............................          31,525
      100  MECH Financial, Inc. ...........................           3,037
      200  Meditrust Corporation - Paired Stock ...........           2,450
      100  Meridian Industrial Trust, Inc. ................           2,400
      600  Merrill Lynch & Company, Inc. ..................          46,050
      100  Mississippi Valley Bancshares, Inc. ............           3,137
      100  Morgan Keegan, Inc. ............................           1,650
      900  Morgan Stanley Dean Witter
             & Company ....................................          81,450
      100  MSB Financial, Inc. ............................           1,387
      100  National Discount Brokers Group, Inc.* .........           2,650
      100  National Golf Properties, Inc. .................           2,512
      100  National Health Investors, Inc. ................           2,550
      100  New Plan Excel Realty Trust ....................           2,075
      100  NVEST, L.P. ....................................           2,393
      200  Paine Webber Group, Inc. .......................           7,475
      100  Parkway Properties, Inc. .......................           2,637
      100  Paymentech, Inc.* ..............................           1,912
      200  Penford Corporation ............................           2,850
      100  Peoples Holding Company ........................           3,338

                       See Notes to Financial Statements.

                                       42

WILSHIRE TARGET FUNDS, INC.
WILSHIRE 5000 INDEX PORTFOLIO                                  FEBRUARY 28, 1999
STATEMENT OF INVESTMENTS - (CONTINUED)                               (UNAUDITED)


                                                                      Value
   Shares                                                            (Note 1)
   ------                                                            -------
           MISCELLANEOUS FINANCE (CONTINUED)
      100  PHS Bancorp, Inc. ..............................   $       1,263
      100  PIMCO Advisors Holdings, L.P. ..................           2,875
      200  PMC Commercial Trust, SBI ......................           2,925
      300  Price (T. Rowe) Associates, Inc. ...............           9,244
      100  Prison Realty Corporation ......................           1,994
      200  ProLogis Trust .................................           4,150
      200  Providian Financial Corporation ................          20,425
      100  PS Financial, Inc. .............................             988
      200  Public Storage, Inc. ...........................           5,100
      100  Realty Inc.ome Corporation .....................           2,181
      300  Resource Bancshares Mortgage
             Group, Inc. ..................................           4,200
      205  Roslyn Bancorp, Inc. ...........................           3,344
      600  Schwab (Charles) Corporation ...................          44,738
      300  SLM Holding Corporation ........................          12,863
      100  SNB Bancshares, Inc. ...........................           1,725
      200  Sovereign Bancorp, Inc. ........................           2,450
      100  Spieker Properties, Inc. .......................           3,575
      100  Starwood Financial Trust .......................           5,000
      100  Stewart Information Services
             Corporation ..................................           3,331
      100  Storage Trust Realty ...........................           2,150
      200  Taubman Centers, Inc. ..........................           2,488
      400  TCF Financial Corporation ......................           9,625
      100  Tower Realty Trust, Inc. .......................           1,950
      100  TriNet Corporate Realty Trust, Inc. ............           2,518
      100  U.S. Trust Corporation .........................           7,488
      100  United Asset Management Corporation ............           2,269
      100  United International Holdings, Inc.,
             Class A* .....................................           4,600
      100  Universal Health Realty Income Trust ...........           1,975
      100  Waddell & Reed Financial, Inc.,
             Class A ......................................           1,887
      110  Washington Federal, Inc. .......................           2,475
      900  Washington Mutual, Inc. ........................          36,000
      100  Washington Real Estate
             Investment Trust .............................           1,643
      100  Webster Financial Corporation ..................           3,056
      100  Weingarten Realty Investors ....................           4,194
      100  Wesley Jessen VisionCare, Inc.* ................           2,600
      100  Westernbank Puerto Rico ........................           1,538
      100  Westfield America, Inc. ........................           1,763
                                                              -------------
                                                                  1,463,673
                                                              -------------

           MISCELLANEOUS - 0.1%
       50  Arch Chemicals, Inc.* ..........................             950
      100  E-Tek Dynamics, Inc.* ..........................           3,400
      100  InfoSpace.com, Inc.* ...........................           5,450
      300  Park Place Entertainment Corporation* ..........           2,250
                                                              -------------
                                                                     12,050
                                                              -------------

           MOTOR VEHICLES - 1.5%
      100  Borg-Warner Automotive, Inc. ...................           4,356
      200  Carey International, Inc.* .....................           3,513
      100  Cummins Engine Company, Inc. ...................           4,100
      300  Dana Corporation ...............................          11,325
      100  Eaton Corporation ..............................           6,938
      100  Federal-Mogul Corporation ......................           4,919
      100  Fleetwood Enterprises, Inc. ....................           3,244
    1,900  Ford Motor Company .............................         112,694
    1,000  General Motors Corporation .....................          82,563
      200  General Motors Corporation,
             Class H ......................................           9,438
      300  Genuine Parts Company ..........................           8,981
      200  Harley-Davidson, Inc. ..........................          11,563
      100  Keystone Automotive Industries, Inc.* ..........           1,775
      100  Lear Corporation* ..............................           3,531
      300  Meritor Automotive, Inc. .......................           4,762
      100  Navistar International Corporation .............           4,300
      100  O'Reilly Automotive, Inc.* .....................           4,394
      100  Oshkosh Truck Corporation ......................           3,375
      100  Penske Motorsports, Inc.* ......................           3,212
      100  SPX Corporation ................................           5,713
      100  Thor Industries, Inc. ..........................           2,475
      100  Tower Automotive, Inc.* ........................           1,862
      100  United Rentals (North America), Inc.* ..........           3,218
      300  Winnebago Industries, Inc. .....................           4,125
      100  Wynns International, Inc. ......................           1,850
                                                              -------------
                                                                    308,226
                                                              -------------

           NON-DURABLE & ENTERTAINMENT - 1.3%
      100  Action Performance Companies, Inc.* ............           3,588
      100  American Greetings Corporation,
             Class A ......................................           2,369
      100  Applebee's International, Inc. .................           2,594
      500  Big Entertainment, Inc.* .......................           5,781
      100  Brinker International, Inc.* ...................           2,894
      100  Catalina Marketing Corporation* ................           6,438

                       See Notes to Financial Statements.

                                       43

WILSHIRE TARGET FUNDS, INC.
WILSHIRE 5000 INDEX PORTFOLIO                                  FEBRUARY 28, 1999
STATEMENT OF INVESTMENTS - (CONTINUED)                               (UNAUDITED)


                                                                      Value
   Shares                                                            (Note 1)
   ------                                                            -------
           NON-DURABLE & ENTERTAINMENT (CONTINUED)
      100  CBRL Group, Inc. ...............................   $       1,875
      100  Cedar Fair, L.P. ...............................           2,494
      100  Churchill Downs, Inc. ..........................           3,425
      100  CKE Restaurants, Inc. ..........................           2,656
      100  Cytyc Corporation* .............................           1,813
      200  Darden Restaurants, Inc. .......................           4,400
      200  Dave & Buster's, Inc.* .........................           3,938
      100  Electronic Arts, Inc.* .........................           3,988
      100  Fastenal Company ...............................           3,800
      100  The First Years, Inc. ..........................           1,525
      300  Fortune Brands, Inc. ...........................           9,038
      100  Fossil, Inc.* ..................................           3,150
      100  Harcourt General, Inc. .........................           4,581
      200  Hasbro, Inc. ...................................           7,400
      300  International Game Technology ..................           5,700
      500  Mattel, Inc. ...................................          13,188
    1,100  McDonald's Corporation .........................          93,500
      100  Movado Group, Inc. .............................           2,138
      100  Outback Steakhouse, Inc.* ......................           4,388
      200  Piccadilly Cafeterias, Inc. ....................           2,200
      100  Premark International, Inc. ....................           3,194
      100  RARE Hospitality International, Inc.* ..........           1,388
      100  Riviana Foods, Inc. ............................           2,150
      200  Rubbermaid, Inc. ...............................           6,613
      300  Ruby Tuesday, Inc. .............................           5,588
      100  SCP Pool Corporation* ..........................           1,438
      400  Service Corporation International ..............           6,150
      100  Sotheby's Holdings, Inc., Class A ..............           2,800
      200  Starbucks Corporation* .........................          10,575
      100  Steinway Musical Instruments, Inc.* ............           2,269
      300  Stewart Enterprises, Inc., Class A .............           4,500
      200  Tricon Global Restaurants, Inc.* ...............          12,400
      100  U.S. Foodservice* ..............................           4,644
      200  Wendy's International, Inc. ....................           4,788
                                                              -------------
                                                                    267,358
                                                              -------------

           NON-FERROUS METALS - 0.3%
      600  Alcoa, Inc. ....................................          24,300
      200  ASARCO, Inc. ...................................           2,825
      100  Chase Industries, Inc.* ........................             806
      200  Commonwealth Industries, Inc. ..................           2,163
      300  Engelhard Corporation ..........................           5,344
      100  Howmet International, Inc.* ....................           1,613
      100  Phelps Dodge Corporation .......................           4,850
      200  Reynolds Metals Company ........................           8,550
      100  United Park City Mines Company* ................           3,050
      100  Wolverine Tube, Inc. ...........................           1,988
                                                              -------------
                                                                     55,489
                                                              -------------

           OPTICAL & PHOTO - 0.3%
      300  Corning, Inc. ..................................          16,050
      100  CPI Corporation ................................           2,188
      500  Eastman Kodak Company ..........................          33,094
      200  Imation Corporation* ...........................           3,100
      100  Ingram Micro, Inc., Class A* ...................           2,200
      100  Meade Instruments Corporation* .................           1,263
      100  Optical Coating Laboratory, Inc. ...............           3,200
      100  Photronics, Inc.* ..............................           2,056
                                                              -------------
                                                                     63,151
                                                              -------------

           PAPER & FOREST PRODUCTS - 0.9%
      100  Boise Cascade Corporation ......................           3,106
      100  Bowater, Inc. ..................................           4,213
      200  Caraustar Industries, Inc. .....................           5,125
      100  Champion International Corporation .............           3,700
      100  Chesapeake Corporation .........................           3,150
      100  Consolidated Papers, Inc. ......................           2,225
      100  CSS Industries, Inc.* ..........................           2,550
      100  FiberMark, Inc.* ...............................           1,200
      300  Fort James Corporation .........................           8,963
      100  Georgia-Pacific Corporation
             (Timber Group) ...............................           2,038
      100  Georgia-Pacific Group ..........................           7,325
      500  International Paper Company ....................          21,000
      100  James River Bankshares, Inc. ...................           1,731
      900  Kimberly-Clark Corporation .....................          42,525
      300  Longview Fibre Company .........................           3,394
      300  Louisiana-Pacific Corporation ..................           5,513
      200  Lydall, Inc.* ..................................           1,900
      100  Mead Corporation ...............................           3,044
      100  Pentair, Inc. ..................................           3,788
      100  Rayonier, Inc. .................................           4,094
      300  Smurfit-Stone Container Corporation* ...........           5,419
      100  The St. Joe Company ............................           2,156
      100  Temple-Inland, Inc. ............................           5,994
      100  Union Camp Corporation .........................           6,688

                       See Notes to Financial Statements.

                                       44

WILSHIRE TARGET FUNDS, INC.
WILSHIRE 5000 INDEX PORTFOLIO                                 FEBRUARY 28, 1999
STATEMENT OF INVESTMENTS - (CONTINUED)                               (UNAUDITED)


                                                                      Value
   Shares                                                            (Note 1)
   ------                                                            -------
           PAPER & FOREST PRODUCTS (CONTINUED)
      100  Westvaco Corporation ...........................   $       2,238
      300  Weyerhaeuser Company ...........................          16,725
      200  Willamette Industries, Inc. ....................           7,288
                                                              -------------
                                                                    177,092
                                                              -------------

           PRODUCER GOODS - 4.5%
      100  Aeroquip-Vickers, Inc. .........................           5,663
      100  Albany International Corporation,
             Class A ......................................           1,963
      900  AlliedSignal, Inc. .............................          37,238
      100  American Standard Companies, Inc.* .............           3,356
      100  AMETEK, Inc. ...................................           1,694
      100  Applied Power, Inc., Class A ...................           2,413
      200  Avery Dennison Corporation .....................          10,738
      100  Baldor Electric Company ........................           1,913
      100  Blyth Industries, Inc.* ........................           2,700
      100  Briggs & Stratton Corporation ..................           4,881
      100  Case Corporation ...............................           1,950
      600  Caterpillar, Inc. ..............................          27,338
      100  Comfort Systems USA, Inc.* .....................           1,350
      200  Cooper Industries, Inc. ........................           8,750
      100  Daisytek International Corporation* ............           1,906
      200  Daniel Industries, Inc. ........................           2,125
      400  Deere & Company ................................          13,075
      100  DII Group, Inc.* ...............................           2,338
      400  Dover Corporation ..............................          13,600
      100  Eastern Company (The) ..........................           2,375
      700  Emerson Electric Company .......................          40,206
      100  Flowserve Corporation ..........................           1,656
      100  FMC Corporation ................................           5,119
      100  Franklin Electric Company, Inc. ................           6,200
    5,200  General Electric Company .......................         521,625
      100  Gleason Corporation ............................           1,644
      200  Grainger (W.W.), Inc. ..........................           8,900
      100  Hanover Compressor Company* ....................           2,188
      100  HON INDUSTRIES, Inc. ...........................           2,375
      100  Hubbell, Inc., Class B .........................           3,725
      100  IDEX Corporation ...............................           2,375
      400  Illinois Tool Works, Inc. ......................          27,500
      300  Ingersoll-Rand Company .........................          14,250
      200  Jabil Circuit, Inc.* ...........................           6,525
      100  JLG Industries, Inc. ...........................           1,406
      100  Johnson Controls, Inc. .........................           6,150
      100  Kennametal, Inc. ...............................           2,081
      100  Kuhlman Corporation ............................           3,838
      200  Lancer Corporation - Texas* ....................           1,975
      100  Lattice Semiconductor Corporation* .............           3,988
      100  Manitowoc Company, Inc. ........................           3,688
      100  Mascotech, Inc. ................................           1,513
      100  Miller (Herman), Inc. ..........................           1,700
      100  Millipore Corporation ..........................           2,788
      100  NACCO Industries, Inc. .........................           8,800
      200  Pall Corporation ...............................           4,238
      200  Parker-Hannifin Corporation ....................           7,425
      100  Park-Ohio Holdings Corporation* ................           1,545
      100  Penn Engineering & Manufacturing
             Corporation ..................................           1,981
      100  Raychem Corporation ............................           2,281
      100  Roper Industries, Inc. .........................           2,213
      100  Safeguard Scientifics, Inc.* ...................           3,738
      100  Sanmina Corporation* ...........................           5,225
      100  Snap-On, Inc. ..................................           2,825
      100  Standex International Corporation ..............           2,369
      100  Teleflex, Inc. .................................           3,556
      100  Tennant Company ................................           3,506
      300  Tenneco, Inc. ..................................           8,981
      300  Thermo Instrument Systems, Inc.* ...............           4,444
      200  Thermo Sentron, Inc.* ..........................           2,225
      100  Timken Company .................................           1,769
      100  Trinity Industries, Inc. .......................           3,294
      200  U.S. Industries, Inc. ..........................           3,250
      300  United States Filter Corporation* ..............           7,369
      100  Valhi, Inc. ....................................           1,150
      200  Valmont Industries, Inc. .......................           2,356
      100  YORK International Corporation .................           3,625
                                                              -------------
                                                                    908,946
                                                              -------------

           RAILROAD & SHIPPING - 0.5%
      700  Burlington Northern Santa Fe
             Corporation ..................................          23,188
      300  CSX Corporation ................................          11,775
      100  Florida East Coast Industries, Inc. ............           2,713
      100  GATX Corporation ...............................           3,456
      100  Greenbrier Companies, Inc. .....................           1,000
      100  International Shipholding
             Corporation ..................................           1,575

                       See Notes to Financial Statements.

                                       45

WILSHIRE TARGET FUNDS, INC.
WILSHIRE 5000 INDEX PORTFOLIO                                   FEBRUARY 28, 1999
STATEMENT OF INVESTMENTS - (CONTINUED)                               (UNAUDITED)


                                                                      Value
   Shares                                                            (Note 1)
   ------                                                            -------
           RAILROAD & SHIPPING (CONTINUED)
      200  Kansas City Southern Industries, Inc. ..........   $       9,350
      100  Newport News Shipbuilding, Inc. ................           2,894
      600  Norfolk Southern Corporation ...................          16,838
      200  Transport Corporation of
             America, Inc.* ...............................           2,275
      400  Union Pacific Corporation ......................          18,750
      100  Westinghouse Air Brake Company .................           1,981
                                                              -------------
                                                                     95,795
                                                              -------------

           REAL PROPERTY - 0.3%
      100  Boston Properties, Inc. ........................           3,231
      300  Catellus Development Corporation* ..............           4,331
      300  Cornerstone Properties, Inc. ...................           4,538
      100  Duke Realty Investments, Inc. ..................           2,181
      100  FelCor Lodging Trust, Inc. .....................           2,363
      100  Forest City Enterprises, Inc., Class A .........           2,150
      100  General Growth Properties, Inc. ................           3,375
      100  Irvine Apartment Communities, Inc. .............           3,288
      100  JDN Realty Corporation .........................           2,100
      100  Post Properties, Inc. ..........................           3,569
      100  Rouse Company ..................................           2,338
      200  Saul Centers, Inc. .............................           2,925
      300  Simon Property Group, Inc. .....................           7,631
      300  Starwood Hotels & Resorts
             Worldwide, Inc. ..............................           9,300
      100  Trammell Crow Company* .........................           1,550
      100  Vornado Realty Trust ...........................           3,438
                                                              -------------
                                                                     58,308
                                                              -------------

           RETAIL - 6.4%
      400  Albertsons, Inc. ...............................          22,800
      300  Amazon.com, Inc.* ..............................          38,438
      100  American Eagle Outfitters, Inc.* ...............           6,881
      400  American Stores Company ........................          13,500
      100  Ames Department Stores, Inc.* ..................           3,000
      200  AutoZone, Inc.* ................................           7,000
      100  Barnes & Noble, Inc.* ..........................           2,956
      200  Bed Bath & Beyond, Inc.* .......................           5,888
      200  Best Buy Company, Inc.* ........................          18,550
      100  BJ's Wholesale Club, Inc.* .....................           4,356
      100  Blair Corporation ..............................           1,919
      200  Blue Rhino Corporation* ........................           3,413
      100  Borders Group, Inc.* ...........................           1,381
      200  Burlington Coat Factory
             Warehouse Corporation ........................           2,575
      200  Casey's General Stores, Inc. ...................           2,575
    1,300  Cendant Corporation ............................          21,531
      300  CHS Electronics, Inc.* .........................           2,100
      100  Circuit City Stores, Inc. ......................           5,425
      200  CompUSA, Inc.* .................................           2,100
      300  Consolidated Stores Corporation* ...............           7,556
      400  Costco Companies, Inc.* ........................          32,125
      600  CVS Corporation ................................          31,800
      700  Dayton Hudson Corporation ......................          43,794
      200  Dillard's, Inc., Class A .......................           4,975
      300  Dollar General Corporation .....................           8,981
      100  Dollar Tree Stores, Inc.* ......................           4,000
      100  Enesco Group, Inc. .............................           1,656
      200  Family Dollar Stores, Inc. .....................           4,000
      300  Federated Department Stores, Inc.* .............          11,419
      100  Fingerhut Companies, Inc. ......................           2,456
      600  Food Lion, Inc., Class A .......................           5,719
      200  Fred Meyer, Inc.* ..............................          12,850
      900  Gap, Inc. ......................................          58,219
      200  Gardenburger, Inc.* ............................           2,200
      100  Genovese Drug Stores, Inc., Class A ............           2,413
      100  Global DirectMail Corporation* .................           1,644
      100  Great Atlantic & Pacific Tea
             Company, Inc. ................................           3,156
      100  Hannaford Brothers Company .....................           4,700
    2,400  Home Depot, Inc. ...............................         143,250
      150  Insight Enterprises, Inc.* .....................           3,488
      400  Intimate Brands, Inc. ..........................          15,725
      700  Kmart Corporation* .............................          12,250
      300  Kohl's Corporation* ............................          20,700
      400  Kroger Company .................................          25,875
      300  Limited, Inc. ..................................          10,650
      100  Longs Drug Stores, Inc. ........................           3,619
      600  Lowe's Companies, Inc. .........................          35,588
      400  May Department Stores Company ..................          23,700
      100  Neiman Marcus Group, Inc. ......................           2,588
      200  Nordstrom, Inc. ................................           8,050
      400  Office Depot, Inc.* ............................          14,275
      200  ONSALE, Inc.* ..................................           7,300
      100  Payless ShoeSource, Inc.* ......................           5,488
      400  Penney (J.C.) Company ..........................          14,450
      400  Rite Aid Corporation ...........................          16,550

                       See Notes to Financial Statements.

                                       46

WILSHIRE TARGET FUNDS, INC.
WILSHIRE 5000 INDEX PORTFOLIO                                  FEBRUARY 28, 1999
STATEMENT OF INVESTMENTS - (CONTINUED)                               (UNAUDITED)


                                                                      Value
   Shares                                                            (Note 1)
   ------                                                            -------
           RETAIL (CONTINUED)
      100  Ross Stores, Inc. ..............................   $       4,575
      800  Safeway, Inc.* .................................          46,200
      200  Saks, Inc.* ....................................           7,188
      100  School Specialty, Inc.* ........................           2,206
      600  Sears, Roebuck & Company .......................          24,375
      700  Staples, Inc.* .................................          20,584
      200  Tandy Corporation ..............................          11,125
      100  Tiffany & Company ..............................           5,719
      500  TJX Companies, Inc. ............................          14,281
      300  Toys "R" Us, Inc.* .............................           4,238
    1,600  Walgreen Company ...............................          51,200
    3,600  Wal-Mart Stores, Inc. ..........................         310,950
      100  Weis Markets, Inc. .............................           3,638
      200  West Marine, Inc.* .............................           1,888
      100  Williams-Sonoma, Inc.* .........................           3,419
      200  Winn-Dixie Stores, Inc. ........................           8,763
                                                              -------------
                                                                  1,293,946
                                                              -------------

           STEEL - 0.2%
      100  AK Steel Holding Corporation ...................           2,181
      300  Allegheny Teledyne, Inc. .......................           6,188
      100  Carpenter Technology Corporation ...............           2,594
      100  Gibraltar Steel Corporation* ...................           2,000
      200  Intermet Corporation ...........................           2,500
      200  Northwest Pipe Company* ........................           2,950
      100  Nucor Corporation ..............................           4,456
      300  Ryerson Tull, Inc. .............................           5,475
      100  USX-U.S. Steel Group ...........................           2,531
      200  WHX Corporation* ...............................           1,738
      200  Worthington Industries, Inc. ...................           2,538
                                                              -------------
                                                                     35,151
                                                              -------------

           TELEPHONE - 7.6%
    2,900  AT&T Corporation ...............................         238,163
      900  AirTouch Communications, Inc.* .................          81,956
      100  Aliant Communications, Inc. ....................           3,988
      400  ALLTEL Corporation .............................          23,950
    1,800  Ameritech Corporation ..........................         117,675
    2,500  Bell Atlantic Corporation ......................         143,594
    3,100  BellSouth Corporation ..........................         143,375
      200  CellStar Corporation* ..........................           2,275
      100  Cellular Communications
             International, Inc.* .........................           7,856
      100  Centennial Cellular Corporation,
             Class A* .....................................           3,450
      100  Century Telephone Enterprises ..................           6,175
      200  Cincinnati Bell, Inc. ..........................           3,950
      100  COMSAT Corporation .............................           2,925
      100  Davel Communications, Inc.* ....................           1,013
      100  Exodus Communications, Inc.* ...................           7,338
      300  Frontier Corporation ...........................          10,781
      100  Global TeleSystems Group, Inc.* ................           5,550
    1,500  GTE Corporation ................................          97,313
      200  Intermedia Communications, Inc.* ...............           3,625
      100  Inter-Tel, Inc. ................................           1,763
      100  Jacor Communications, Inc.* ....................           6,975
      500  Level 3 Communications, Inc.* ..................          28,000
    2,900  MCI Worldcom, Inc.* ............................         239,250
      100  McLeodUSA, Inc., Class A* ......................           3,850
      200  Melita International Corporation* ..............           3,763
      100  NTL, Inc.* .....................................           7,769
      100  Pacific Gateway Exchange, Inc.* ................           2,500
      500  Qwest Communications
             International, Inc.* .........................          30,719
      100  RCN Corporation* ...............................           2,400
    3,100  SBC Communications, Inc. .......................         163,913
      100  SkyTel Communications, Inc.* ...................           1,800
      700  Sprint Corporation .............................          60,069
      700  Sprint Corporation (PCS Group)* ................          22,400
      100  Telephone & Data Systems, Inc. .................           5,025
      100  Teligent, Inc., Class A* .......................           3,931
      300  Tel-Save.com, Inc.* ............................           2,981
      200  United States Cellular Corporation* ............           8,425
      800  US West, Inc. ..................................          42,650
      200  West TeleServices Corporation* .................           1,975
      100  WinStar Communications, Inc.* ..................           3,150
                                                              -------------
                                                                  1,548,260
                                                              -------------

           TIRES & RUBBER - 0.1%
      100  American Biltrite, Inc. ........................           2,575
      100  Carlisle Companies, Inc. .......................           4,138
      100  Cooper Tire & Rubber Company ...................           1,975
      200  Danaher Corporation ............................           9,650
      200  Goodyear Tire & Rubber Company .................           9,250
      100  Safeskin Corporation* ..........................           2,325
                                                              -------------
                                                                     29,913
                                                              -------------

                       See Notes to Financial Statements.

                                       47

WILSHIRE TARGET FUNDS, INC.
WILSHIRE 5000 INDEX PORTFOLIO                                  FEBRUARY 28, 1999
STATEMENT OF INVESTMENTS - (CONTINUED)                               (UNAUDITED)


                                                                      Value
   Shares                                                            (Note 1)
   ------                                                            -------
           TOBACCO - 0.9%
      100  800-JR Cigar, Inc.* ............................   $       1,863
      200  Loews Corporation ..............................          15,638
    3,900  Philip Morris Companies, Inc. ..................         152,588
      400  RJR Nabisco Holdings Corporation ...............          10,925
      100  Universal Corporation ..........................           2,719
      300  UST, Inc. ......................................           8,869
                                                              -------------
                                                                    192,602
                                                              -------------

           TRAVEL & RECREATION - 1.3%
      100  American Classic Voyages Company ...............           2,325
      100  Anchor Gaming Company* .........................           4,006
      200  Brunswick Corporation ..........................           4,263
      900  Carnival Corporation ...........................          40,050
      100  Central Parking Corporation ....................           3,413
      200  Circus Circus Enterprises, Inc.* ...............           3,425
    3,300  Disney (Walt) Company ..........................         116,119
      300  Harrah's Entertainment, Inc.* ..................           5,006
      100  Hertz Corporation, Class A .....................           3,981
      400  Hilton Hotels Corporation ......................           6,325
      400  Host Marriott Corporation ......................           4,325
      100  INTRAV, Inc. ...................................           1,825
      400  Marriott International, Inc., Class A ..........          14,400
      100  MGM Grand, Inc.* ...............................           3,775
      300  Mirage Resorts, Inc.* ..........................           5,850
      100  Premier Parks, Inc. ............................           2,913
      100  Promus Hotel Corporation* ......................           3,519
      200  Rawlings Sporting Goods
             Company, Inc.* ...............................           2,450
      100  Rental Service Corporation* ....................           2,225
      200  ResortQuest International, Inc.* ...............           3,513
      300  Royal Caribbean Cruises, Ltd. ..................           9,900
      100  SFX Entertainment, Inc., Class A* ..............           6,113
      100  Sodexho Marriott Services, Inc. ................           2,338
      100  Speedway Motorsports, Inc.* ....................           3,569
                                                              -------------
                                                                    255,628
                                                              -------------

           TRUCKING & FREIGHT - 0.2%
      100  CNF Transportation, Inc. .......................   $       4,225
      300  Consolidated Freightways Corporation* ..........           4,350
      100  Expeditors International of
             Washington, Inc. .............................           4,656
      200  Knight Transportation, Inc.* ...................           4,250
      100  Marten Transport, Ltd.* ........................           1,413
      100  PACCAR, Inc. ...................................           4,188
      200  Rollins Truck Leasing Corporation ..............           2,125
      100  Ryder System, Inc. .............................           2,700
      100  Shurgard Storage Centers, Inc., Class A ........           2,475
      100  Swift Transportation Company, Inc.* ............           2,994
      200  Wabash National Corporation ....................           2,463
      100  XTRA Corporation ...............................           3,988
                                                              -------------
                                                                     39,827
                                                              -------------
           TOTAL COMMON STOCKS
           (Cost $20,632,837) .............................      20,058,926
                                                              -------------

           PREFERRED STOCK - 0.0%***

      400  Loral Space & Communications, Ltd.,
           Convertible, 6.000%, 11/01/06 ..................           7,200
                                                              -------------

           TOTAL PREFERRED STOCK
           (Cost $8,343) ..................................           7,200
                                                              -------------

TOTAL INVESTMENTS
(Cost $20,641,180**) .......... 99.00%                      $    20,066,126
                                                              -------------

OTHER ASSETS AND LIABILITIES
           (Net) ..............  1.00%                              208,678
                               ------                       ---------------
NET ASSETS ....................100.00%                      $    20,274,804
                               ------                       ---------------
                               ------                       ---------------

--------------------------
*    Non-income producing security.
**   Aggregate cost for Federal tax purposes is $20,641,180.
***  Amount represents less than 0.1%.

                       See Notes to Financial Statements.

WILSHIRE TARGET FUNDS, INC.
STATEMENTS OF ASSETS AND LIABILITIES


                                                                               FEBRUARY 28, 1999     (UNAUDITED)
                                                           LARGE           LARGE          SMALL          SMALL         WILSHIRE
                                                          COMPANY         COMPANY        COMPANY        COMPANY          5000
                                                          GROWTH           VALUE         GROWTH          VALUE           INDEX
                                                         PORTFOLIO       PORTFOLIO      PORTFOLIO      PORTFOLIO       PORTFOLIO

ASSETS:
Investments, at value (Note 1),
  See accompanying schedules .......................    $292,270,856    $ 76,892,323    $ 14,587,999    $ 36,994,966    $ 20,066,126
Cash ...............................................       4,103,595            --            88,827         146,810         805,125
Dividends receivable ...............................         148,547         257,488           2,476          99,879          18,327
Receivable for Portfolio shares sold ...............       2,046,244         105,745          22,739          51,218         165,978
Receivable from Investment Advisor .................            --              --              --              --             9,788
Prepaid expenses and other assets ..................           4,909           2,095           1,423          20,544            --
                                                        ------------    ------------    ------------    ------------    ------------
  Total Assets .....................................     298,574,151      77,257,651      14,703,464      37,313,417      21,065,344
                                                        ------------    ------------    ------------    ------------    ------------

LIABILITIES:
Payable for investment securities purchased ........       4,441,434            --              --              --           720,997
Payable for Portfolio shares redeemed ..............         237,628          74,826            --              --            56,278
Due to Custodian ...................................            --            46,608            --              --              --
Investment advisory fee payable (Note 2) ...........          52,282          14,498           1,156           2,842            --
Administration fee payable (Note 2) ................          33,513          10,843           3,878           6,407            --
Transfer agent fees payable ........................           5,701            --             4,283           1,400           1,719
Custodian fees payable (Note 2) ....................          11,422           4,481           7,483          25,336           5,764
Accrued expenses and other payables - ..............             439          36,908          38,710          27,935           5,782
                                                        ------------    ------------    ------------    ------------    ------------
  Total Liabilities ................................       4,782,419         188,164          55,510          63,920         790,540
                                                        ------------    ------------    ------------    ------------    ------------
NET ASSETS .........................................    $293,791,732    $ 77,069,487    $ 14,647,954    $ 37,249,497    $ 20,274,804
                                                        ------------    ------------    ------------    ------------    ------------
Investments, at cost (Note 1) ......................    $214,362,402    $ 66,154,865    $ 13,793,435    $ 35,859,655    $ 20,641,180
                                                        ------------    ------------    ------------    ------------    ------------
                                                        ------------    ------------    ------------    ------------    ------------



                       See Notes to Financial Statements.

     WILSHIRE TARGET FUNDS, INC.
     STATEMENTS OF ASSETS AND LIABILITIES - (CONTINUED)




                                                                               FEBRUARY 28, 1999     (UNAUDITED)
                                                           LARGE           LARGE          SMALL          SMALL         WILSHIRE
                                                          COMPANY         COMPANY        COMPANY        COMPANY          5000
                                                          GROWTH           VALUE         GROWTH          VALUE           INDEX
                                                         PORTFOLIO       PORTFOLIO      PORTFOLIO      PORTFOLIO       PORTFOLIO
NET ASSETS consist of:
Undistributed net investment
  income/(loss) .................................    $     49,015    $    268,505    $    (89,668)    $    153,940     $     13,364
Accumulated net realized gain/(loss)
  on investments sold ...........................         730,992       1,707,686      (1,718,564)      (1,580,010)               3
Net unrealized appreciation/(depreciation)
  of investments ................................      77,908,454      10,737,458         794,564        1,135,311         (575,054)
Par value .......................................           8,720           3,727           1,164            2,883            2,098
Paid-in capital .................................     215,094,551      64,352,111      15,660,458       37,537,373       20,834,393
                                                     ------------    ------------    ------------     ------------     ------------
                                                     $293,791,732    $ 77,069,487    $ 14,647,954     $ 37,249,497     $ 20,274,804
                                                     ------------    ------------    ------------     ------------     ------------
                                                     ------------    ------------    ------------     ------------     ------------


NET ASSETS:
Investment Class shares .........................    $235,324,590    $ 19,725,678    $ 10,029,234     $ 26,559,559     $ 20,274,804
                                                     ------------    ------------    ------------     ------------     ------------
                                                     ------------    ------------    ------------     ------------     ------------

Institutional Class shares ......................    $ 58,467,142    $ 57,343,809    $  4,618,720     $ 10,689,938     $       --
                                                     ------------    ------------    ------------     ------------     ------------
                                                     ------------    ------------    ------------     ------------     ------------


SHARES OUTSTANDING:
Investment Class shares .........................       6,986,585         953,482         797,528        2,055,092        2,098,317
                                                     ------------    ------------    ------------     ------------     ------------
                                                     ------------    ------------    ------------     ------------     ------------

Institutional Class shares ......................       1,733,856       2,773,064         366,619          827,827             --
                                                     ------------    ------------    ------------     ------------     ------------
                                                     ------------    ------------    ------------     ------------     ------------


INVESTMENT CLASS SHARES:
Net asset value, offering and redemption
  price per share ...............................    $      33.68    $      20.69    $      12.58     $      12.92     $       9.66
                                                     ------------    ------------    ------------     ------------     ------------
                                                     ------------    ------------    ------------     ------------     ------------



INSTITUTIONAL CLASS SHARES:
Net asset value, offering and redemption
  price per share ...............................    $      33.72    $      20.68    $      12.60     $      12.91     $       --
                                                     ------------    ------------    ------------     ------------     ------------
                                                     ------------    ------------    ------------     ------------     ------------

                       See Notes to Financial Statements.

     WILSHIRE TARGET FUNDS, INC.
     STATEMENTS OF OPERATIONS

              FOR THE SIX MONTHS ENDED FEBRUARY 28, 1999     (UNAUDITED)

                                                           LARGE           LARGE          SMALL          SMALL         WILSHIRE
                                                          COMPANY         COMPANY        COMPANY        COMPANY          5000
                                                          GROWTH           VALUE         GROWTH          VALUE           INDEX
                                                         PORTFOLIO       PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO*

INVESTMENT INCOME:
Dividends .......................................    $    766,115    $    913,890    $     24,773     $    546,530     $     20,333
Other income ....................................            --              --               361             --               --
                                                     ------------    ------------    ------------     ------------     ------------
  Total income ..................................         766,115         913,890          25,134          546,530           20,333
                                                     ------------    ------------    ------------     ------------     ------------

EXPENSES:
Investment advisory fee (Note 2) ................         231,652          85,701          20,436           50,172            1,372
Administration fee (Note 2) .....................         152,385          64,814          25,650           43,465            3,839
Transfer agent fees .............................          68,039          37,548          24,960           25,915            4,712
Custodian fees (Note 2) .........................          75,787          20,067          20,455           48,580            8,693
Registration and filing fees ....................          22,366          18,622          16,369           13,049            1,059
Legal fees ......................................          10,768           3,823           1,385            2,715              351
Audit fees ......................................          24,979           8,368           2,608            8,200            1,081
Printing fees ...................................          12,190           8,616           1,557            5,095              284
Directors' fees and expenses (Note 2) ...........          16,396           6,662           1,907            3,212              457
Distribution and service fees (Note 3) ..........         104,222          12,323           9,493           18,592            3,461
Other ...........................................          25,123           8,250           5,502            9,771            2,580
                                                     ------------    ------------    ------------     ------------     ------------
  Subtotal ......................................         743,907         274,794         130,322          228,766           27,889
Fees waived and expenses
  reimbursed (Note 2) ...........................            --              --           (12,266)         (30,125)         (17,991)
Custody earnings credit (Note 2) ................         (64,365)         (9,539)         (3,254)         (17,412)          (2,929)
                                                     ------------    ------------    ------------     ------------     ------------
  Total net expenses ............................         679,542         265,255         114,802          181,229            6,969
                                                     ------------    ------------    ------------     ------------     ------------

NET INVESTMENT INCOME/(LOSS) ....................          86,573         648,635         (89,668)         365,301           13,364
                                                     ------------    ------------    ------------     ------------     ------------
NET REALIZED AND UNREALIZED
  GAIN ON INVESTMENTS
  (Notes 1 and 5)
Net realized gain/(loss) on investments
  during the period .............................       2,284,165       3,259,400      (1,571,410)      (1,325,023)               3
Net change in unrealized appreciation/
  (depreciation) of investments during
  the period ....................................      48,492,816       6,015,386       3,650,747        1,130,784         (575,054)
                                                     ------------    ------------    ------------     ------------     ------------

NET REALIZED AND
  UNREALIZED GAIN/(LOSS)
  ON INVESTMENTS ................................      50,776,981       9,274,786       2,079,337         (194,239)        (575,051)
                                                     ------------    ------------    ------------     ------------     ------------

NET INCREASE/(DECREASE) IN
  NET ASSETS RESULTING
  FROM OPERATIONS ...............................    $ 50,863,554    $  9,923,421    $  1,989,669     $    171,062     $   (561,687)
                                                     ------------    ------------    ------------     ------------     ------------
                                                     ------------    ------------    ------------     ------------     ------------

* Wilshire 5000 Index Portfolio Investment Class Shares commenced operations on January 29, 1999.

                       See Notes to Financial Statements.

     WILSHIRE TARGET FUNDS, INC.
     STATEMENTS OF CHANGES IN NET ASSETS
                    FOR THE SIX MONTHS ENDED FEBRUARY 28, 1999     (UNAUDITED)


                                                          LARGE           LARGE          SMALL            SMALL          WILSHIRE
                                                         COMPANY         COMPANY        COMPANY          COMPANY           5000
                                                         GROWTH           VALUE         GROWTH            VALUE            INDEX
                                                        PORTFOLIO       PORTFOLIO      PORTFOLIO        PORTFOLIO       PORTFOLIO*
OPERATIONS:
Net investment income/(loss) ....................    $     86,573    $    648,635    $    (89,668)    $    365,301     $     13,364
Net realized gain/(loss) on investments sold
  during the period .............................       2,284,165       3,259,400      (1,571,410)      (1,325,023)               3
Net change in unrealized appreciation/
  (depreciation) of investments during
  the period ....................................      48,492,816       6,015,386       3,650,747        1,130,784         (575,054)
                                                     ------------    ------------    ------------     ------------     ------------
Net increase/(decrease) in net assets resulting
  from operations ...............................      50,863,554       9,923,421       1,989,669          171,062         (561,687)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
  Investment Class shares .......................         (78,296)       (240,718)           --           (563,601)            --
  Institutional Class shares ....................         (68,602)       (953,997)           --           (168,589)            --
Net realized gain on investments:
  Investment Class shares .......................      (8,196,144)     (1,075,969)       (967,423)      (2,403,358)            --
  Institutional Class shares ....................      (2,892,762)     (3,805,832)       (319,908)        (681,270)            --
                                                     ------------    ------------    ------------     ------------     ------------
Total distributions to shareholders .............     (11,235,804)     (6,076,516)     (1,287,331)      (3,816,818)            --

CAPITAL STOCK TRANSACTIONS:
  Investment Class shares:
     Shares sold ................................     164,371,788      10,126,678       6,266,025       29,624,445       20,820,059
     Shares issued as reinvestment
          of dividends ..........................       7,627,949       1,240,844         902,315        2,916,667             --
     Shares redeemed ............................     (46,620,306)     (5,419,227)     (7,236,527)     (20,696,722)         (83,568)
                                                     ------------    ------------    ------------     ------------     ------------
Total Investment Class shares ...................     125,379,431       5,948,295         (68,187)      11,844,390       20,736,491
                                                     ------------    ------------    ------------     ------------     ------------

  Institutional Class shares:
     Shares sold ................................      17,239,335       9,526,140         396,000          508,005             --
     Shares issued as reinvestment
          of dividends ..........................       2,819,985       4,544,296         319,908          849,860             --
     Shares redeemed ............................      (7,837,362)     (5,868,650)       (415,847)        (362,158)            --
                                                     ------------    ------------    ------------     ------------     ------------
Total Institutional Class shares ................      12,221,958       8,201,786         300,061          995,707             --
                                                     ------------    ------------    ------------     ------------     ------------

Net increase in net assets from Capital
  Stock transactions ............................     137,601,389      14,150,081         231,874       12,840,097       20,736,491
                                                     ------------    ------------    ------------     ------------     ------------
Net increase in net assets ......................     177,229,139      17,996,986         934,212        9,194,341       20,174,804
                                                     ------------    ------------    ------------     ------------     ------------
NET ASSETS:
Beginning of period .............................     116,562,593      59,072,501      13,713,742       28,055,156          100,000
                                                     ------------    ------------    ------------     ------------     ------------
End of period ...................................    $293,791,732    $ 77,069,487    $ 14,647,954     $ 37,249,497     $ 20,274,804
                                                     ------------    ------------    ------------     ------------     ------------
                                                     ------------    ------------    ------------     ------------     ------------
Undistributed net investment income (loss) ......    $     49,015    $    268,505    $    (89,668)    $    153,940     $     13,364
                                                     ------------    ------------    ------------     ------------     ------------
                                                     ------------    ------------    ------------     ------------     ------------

* Wilshire 5000 Index Portfolio Investment Class Shares commenced operations on January 29, 1999.

                       See Notes to Financial Statements.

     WILSHIRE TARGET FUNDS, INC.
     STATEMENTS OF CHANGES IN NET ASSETS - (CONTINUED)
                     FOR THE SIX MONTHS ENDED FEBRUARY 28, 1999     (UNAUDITED)


                                                         LARGE           LARGE            SMALL          SMALL          WILSHIRE
                                                        COMPANY         COMPANY          COMPANY        COMPANY            5000
                                                        GROWTH           VALUE           GROWTH          VALUE             INDEX
                                                       PORTFOLIO       PORTFOLIO        PORTFOLIO      PORTFOLIO         PORTFOLIO*
CAPITAL SHARE TRANSACTIONS:
Investment Class shares:
  Shares sold ...................................       5,136,747         481,382         458,028        2,024,693        2,096,909
  Shares issued as reinvestment
     of dividends ...............................         251,821          58,904          68,409          206,753             --
  Shares redeemed ...............................      (1,529,038)       (263,521)       (548,623)      (1,454,409)          (8,592)
                                                       ----------        --------        --------       ----------        ---------
Net increase/(decrease) in Investment
  Class shares outstanding ......................       3,859,530         276,765         (22,186)         777,037        2,088,317
                                                       ----------        --------        --------       ----------        ---------
                                                       ----------        --------        --------       ----------        ---------

Institutional Class shares:
  Shares sold ...................................         546,968         447,911          29,424           34,649             --
  Shares issued as reinvestment
      of dividends ..............................          92,856         215,655          24,217           60,257             --
  Shares redeemed ...............................        (245,931)       (275,742)        (30,758)         (26,624)            --
                                                       ----------        --------        --------       ----------        ---------
Net increase in Institutional
  Class shares outstanding ......................         393,893         387,824          22,883           68,282             --
                                                       ----------        --------        --------       ----------        ---------
                                                       ----------        --------        --------       ----------        ---------

------------------------------------------------------
* Wilshire 5000 Index Portfolio Investment Class Shares commenced operations on January 29, 1999.

                       See Notes to Financial Statements.

     WILSHIRE TARGET FUNDS, INC.
     STATEMENTS OF CHANGES IN NET ASSETS
                           YEAR ENDED AUGUST 31, 1998


                                                            LARGE                LARGE                SMALL                SMALL
                                                           COMPANY              COMPANY              COMPANY              COMPANY
                                                           GROWTH                VALUE               GROWTH                VALUE
                                                          PORTFOLIO            PORTFOLIO            PORTFOLIO            PORTFOLIO
OPERATIONS:
Net investment income/(loss) ...................       $     277,177        $   1,300,245        $    (207,605)       $     813,564
Net realized gain on investments sold
  during the year ..............................          10,383,182            4,945,729            2,011,078            5,339,727
Net change in unrealized
  appreciation/(depreciation) of
  investments during the year ..................           6,306,998           (5,647,482)          (6,409,125)          (7,862,127)
                                                       -------------        -------------        -------------        -------------
Net increase/(decrease) in net assets
  resulting from operations ....................          16,967,357              598,492           (4,605,652)          (1,708,836)
DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
Net investment income:
  Investment Class shares ......................            (163,981)            (244,804)                --               (419,255)
  Institutional Class shares ...................            (120,133)          (1,003,982)                --               (579,686)
Net realized gain on investments:
  Investment Class shares ......................          (1,534,396)            (771,044)            (587,865)          (2,215,054)
  Institutional Class shares ...................            (966,968)          (3,115,078)            (185,135)          (3,027,827)
                                                       -------------        -------------        -------------        -------------
Total distributions to shareholders ............          (2,785,478)          (5,134,908)            (773,000)          (6,241,822)
CAPITAL STOCK TRANSACTIONS:
  Investment Class shares:
     Shares sold ...............................          44,046,821            1,688,056            6,148,503           12,116,142
     Shares issued as reinvestment
       of dividends ............................           1,615,105              959,302              560,583            2,577,679
     Shares redeemed ...........................         (44,780,789)          (2,823,410)          (7,711,871)         (13,000,213)
                                                       -------------        -------------        -------------        -------------
Total Investment Class shares ..................             881,137             (176,052)          (1,002,785)           1,693,608
                                                       -------------        -------------        -------------        -------------
  Institutional Class shares:
     Shares sold ...............................          18,495,880           15,553,067              845,000                 --
     Shares issued as reinvestment
       of dividends ............................           1,059,360            3,921,647              185,135            3,607,512
     Shares redeemed ...........................         (33,416,882)         (19,012,941)              (4,836)         (16,005,782)
                                                       -------------        -------------        -------------        -------------
Total Institutional Class shares ...............         (13,861,642)             461,773            1,025,299          (12,398,270)
                                                       -------------        -------------        -------------        -------------
Net increase/(decrease) in net assets
  from Capital Stock transactions ..............         (12,980,505)             285,721               22,514          (10,704,662)
                                                       -------------        -------------        -------------        -------------
Net increase/(decrease) in net assets ..........           1,201,374           (4,250,695)          (5,356,138)         (18,655,320)
                                                       -------------        -------------        -------------        -------------

NET ASSETS:
Beginning of year ..............................         115,361,219           63,323,196           19,069,880           46,710,476
                                                       -------------        -------------        -------------        -------------
End of year ....................................       $ 116,562,593        $  59,072,501        $  13,713,742        $  28,055,156
                                                       -------------        -------------        -------------        -------------
                                                       -------------        -------------        -------------        -------------

Undistributed net investment
  income/(loss) ................................       $     109,340        $     814,585        $        --          $     520,829
                                                       -------------        -------------        -------------        -------------
                                                       -------------        -------------        -------------        -------------

                       See Notes to Financial Statements.

     WILSHIRE TARGET FUNDS, INC.
     STATEMENTS OF CHANGES IN NET ASSETS - (CONTINUED)
                           YEAR ENDED AUGUST 31, 1998

                                                                  LARGE               LARGE              SMALL              SMALL
                                                                 COMPANY             COMPANY            COMPANY            COMPANY
                                                                 GROWTH               VALUE             GROWTH              VALUE
                                                                PORTFOLIO           PORTFOLIO          PORTFOLIO          PORTFOLIO
CAPITAL SHARE TRANSACTIONS:
  Investment Class Shares:
     Shares sold .......................................         1,552,347             73,722            379,304            712,914
     Shares issued as reinvestment
       of dividends ....................................            64,812             46,098             36,213            156,508
     Shares redeemed ...................................        (1,562,097)          (125,810)          (467,078)          (768,208)
                                                                ----------           --------           --------           --------
Net increase/(decrease) in Investment
  Class shares outstanding .............................            55,062             (5,990)           (51,561)           101,214
                                                                ----------           --------           --------           --------
                                                                ----------           --------           --------           --------

  Institutional Class shares:
     Shares sold .......................................           647,522            696,218             55,136               --
     Shares issued as reinvestment
       of dividends ....................................            42,477            188,541             11,960            219,301
     Shares redeemed ...................................        (1,101,326)          (909,636)              (342)          (992,911)
                                                                ----------           --------           --------           --------
Net increase/(decrease) in Institutional
  Class shares outstanding .............................          (411,327)           (24,877)            66,754           (773,610)
                                                                ----------           --------           --------           --------
                                                                ----------           --------           --------           --------



                       See Notes to Financial Statements.

WILSHIRE TARGET FUNDS, INC.
LARGE COMPANY GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS
FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                               INVESTMENT CLASS SHARES
                                                    ------------------------------------------------------------------------------
                                                    SIX MONTHS
                                                       ENDED                              YEAR ENDED AUGUST 31,
                                                                                          --------------------
                                                      2/28/99 +        1998         1997           1996         1995         1994
                                                    ------------------------------------------------------------------------------
Net asset value, beginning of period ...........    $   26.09       $  23.92      $ 19.35       $  16.34     $  13.31     $  12.74
                                                    ---------       --------      -------       --------     --------     --------

INCOME FROM INVESTMENT
   OPERATIONS:
Net investment income ..........................        (0.02)          0.04         0.04***        0.07         0.10         0.15
Net realized and unrealized gain on
   investments .................................         9.58           2.71         7.29           3.45         3.03         0.65
                                                    ---------       --------      -------       --------     --------     --------
Total from investment operations ...............         9.56           2.75         7.33           3.52         3.13         0.80
                                                    ---------       --------      -------       --------     --------     --------

LESS DISTRIBUTIONS:
Dividends from net investment income ...........        (0.02)         (0.06)       (0.03)         (0.12)       (0.10)       (0.23)
Distributions from capital gains ...............        (1.95)         (0.52)       (2.73)         (0.39)       --           --
                                                    ---------       --------      -------       --------     --------     --------
Total distributions ............................        (1.97)         (0.58)       (2.76)         (0.51)       (0.10)       (0.23)
                                                    ---------       --------      -------       --------     --------     --------
Net asset value, end of period .................     $  33.68       $  26.09     $  23.92      $   19.35     $  16.34     $  13.31
                                                    ---------       --------      -------       --------     --------     --------
                                                    ---------       --------      -------       --------     --------     --------

Total return (a) ...............................        37.48%**       11.61%       40.91%         21.90%       23.67%        6.34%
                                                    ---------       --------      -------       --------     --------     --------
                                                    ---------       --------      -------       --------     --------     --------


RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ...........     $ 235,325      $ 81,569     $ 73,480      $  19,035     $ 21,348     $  8,424
Operating expenses including
   reimbursement/waiver/custody
   earnings credit .............................          0.77%*        0.71%        0.81%          0.93%        0.84%        0.68%
Operating expenses excluding custody
   earnings credit .............................          0.84%*        0.73%        0.91%           --           --           --
Operating expenses excluding
   reimbursement/waiver/custody
   earnings credit .............................          0.84%*        0.77%        1.09%          0.96%        1.05%        1.39%
Net investment income including
   reimbursement/waiver/custody
   earnings credit .............................          0.06%*        0.16%        0.20%          0.39%        0.94%        1.18%
Portfolio turnover rate ........................            21%**         57%          43%            44%          30%          22%

---------------------------------------------------------
+    Unaudited
*    Annualized
**   Non-Annualized
*** The selected per share data was calculated using the weighted average shares outstanding method for the year.
(a)  Total return represents aggregate total return for the period indicated.

                       See Notes to Financial Statements.

WILSHIRE TARGET FUNDS, INC.
LARGE COMPANY GROWTH PORTFOLIO - (CONTINUED)
FINANCIAL HIGHLIGHTS
FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                                INSTITUTIONAL CLASS SHARES
                                                                  -----------------------------------------------------------
                                                                  SIX MONTHS                                           PERIOD
                                                                     ENDED            YEAR ENDED AUGUST 31,             ENDED
                                                                                 ------------------------------
                                                                    2/28/99 +            1998            1997         8/31/96(1)
                                                                ----------------------------------------------------------------
Net asset value, beginning of period .........................  $       26.12     $       23.91   $       19.35     $      18.27
                                                                -------------     -------------   -------------     ------------

INCOME FROM INVESTMENT OPERATIONS:
Net investment income ........................................           0.02              0.08            0.05***          0.01
Net realized and unrealized gain on investments ..............           9.58              2.72            7.29             1.07
                                                                -------------     -------------   -------------     ------------
Total from investment operations .............................           9.60              2.80            7.34             1.08
                                                                -------------     -------------   -------------     ------------

LESS DISTRIBUTIONS:
Dividends from net investment income .........................          (0.05)            (0.07)          (0.05)             --
Distributions from capital gains .............................          (1.95)            (0.52)          (2.73)             --
                                                                -------------     -------------   -------------     ------------
Total distributions ..........................................          (2.00)            (0.59)          (2.78)             --
                                                                -------------     -------------   -------------     ------------
Net asset value, end of period ...............................  $       33.72     $       26.12   $       23.91     $      19.35
                                                                -------------     -------------   -------------     ------------
                                                                -------------     -------------   -------------     ------------
Total return (a) .............................................          37.59%**          11.78%          40.99%            5.91%**
                                                                -------------     -------------   -------------     ------------
                                                                -------------     -------------   -------------     ------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) .........................  $      58,467     $      34,993   $      41,881     $      7,763
Operating expenses including reimbursement/waiver/custody
   earnings credit ...........................................           0.62%*            0.60%           0.78%            0.91%*
Operating expenses excluding custody earnings credit .........           0.69%*            0.62%           0.87%

Operating expenses excluding reimbursement/waiver/custody
   earnings credit ...........................................           0.69%*            0.66%           1.06%            0.94%*
Net investment income including
   reimbursement/waiver/custody earnings credit ..............           0.20%*            0.27%           0.23%            0.41%*
Portfolio turnover rate ......................................             21%**             57%             43%              44%**

---------------------------------------------------------
+    Unaudited
*    Annualized
**   Non-Annualized
*** The selected per share data was calculated using the weighted average shares outstanding method for the year.
(1) Large Company Growth Portfolio Institutional Class Shares commenced operations on July 15, 1996.
(a)  Total return represents aggregate total return for the period indicated.

                       See Notes to Financial Statements.

WILSHIRE TARGET FUNDS, INC.
LARGE COMPANY VALUE PORTFOLIO
FINANCIAL HIGHLIGHTS
FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                               INVESTMENT CLASS SHARES
                                                   -----------------------------------------------------------------------------
                                                   SIX MONTHS
                                                      ENDED                               YEAR ENDED AUGUST 31,
                                                                  ----------------------------------------------------------------
                                                     2/28/99 +        1998         1997           1996         1995         1994
                                                   -------------------------------------------------------------------------------
Net asset value, beginning of period ...........   $    19.29     $    20.49   $    17.80     $    16.02   $    13.99   $    15.18
                                                   ----------     ----------   ----------     ----------   ----------   ----------

INCOME FROM INVESTMENT
   OPERATIONS:
Net investment income ..........................         0.12           0.38         0.47***        0.85         0.34         0.36
Net realized and unrealized gain/(loss)
   on investments ..............................         3.15           0.01         5.13           1.91         2.19        (0.90)
                                                   ----------     ----------   ----------     ----------   ----------   ----------
Total from investment operations ...............         3.27           0.39         5.60           2.76         2.53        (0.54)
                                                   ----------     ----------   ----------     ----------   ----------   ----------

LESS DISTRIBUTIONS:
Dividends from net investment income ...........        (0.33)         (0.38)       (0.60)         (0.47)       (0.40)       (0.36)
Distributions from capital gains ...............        (1.54)         (1.21)       (2.31)         (0.51)       (0.10)       (0.29)
                                                   ----------     ----------   ----------     ----------   ----------   ----------
Total distributions ............................        (1.87)         (1.59)       (2.91)         (0.98)       (0.50)       (0.65)
                                                   ----------     ----------   ----------     ----------   ----------   ----------
Net asset value, end of period .................   $    20.69     $    19.29   $    20.49     $    17.80   $    16.02   $    13.99
                                                   ----------     ----------   ----------     ----------   ----------   ----------
                                                   ----------     ----------   ----------     ----------   ----------   ----------

Total return (a) ...............................        16.91%**        1.34%       34.27%         17.52%       18.97%       (3.61)%
                                                   ----------     ----------   ----------     ----------   ----------   ----------
                                                   ----------     ----------   ----------     ----------   ----------   ----------

RATIOS TO AVERAGE NET ASSETS/ SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ...........   $   19,726     $   13,055   $   13,989     $   17,960   $   22,926   $   12,158
Operating expenses including
   reimbursement/waiver/custody
   earnings credit .............................         0.74%*         0.83%        0.91%          0.89%        0.81%        0.58%
Operating expenses excluding custody
   earnings credit .............................         0.76%*         0.86%        0.96%           --            --           --
Operating expenses excluding
   reimbursement/waiver/custody
   earnings credit .............................         0.76%*         0.91%        1.18%          0.92%        1.02%        1.18%
Net investment income including
   reimbursement/waiver/custody
   earnings credit .............................         1.76%*         1.88%        2.51%          3.12%        3.77%        4.02%
Portfolio turnover rate ........................           32%**          56%          65%            56%          58%          47%

---------------------------------------------------------
+    Unaudited
*    Annualized
**   Non-Annualized
*** The selected per share data was calculated using the weighted average shares outstanding method for the year.
(a)  Total return represents aggregate total return for the period indicated.

                       See Notes to Financial Statements.

WILSHIRE TARGET FUNDS, INC.
LARGE COMPANY VALUE PORTFOLIO - (CONTINUED)
FINANCIAL HIGHLIGHTS
FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                                INSTITUTIONAL CLASS SHARES
                                                              --------------------------------------------------------
                                                              SIX MONTHS                                        PERIOD
                                                                 ENDED            YEAR ENDED AUGUST 31,          ENDED
                                                                             ---------------------------
                                                                2/28/99 +          1998          1997           8/31/96(1)
                                                            --------------------------------------------------------------
Net asset value, beginning of period ....................   $       19.29    $       20.47  $       17.80    $       17.19
                                                            -------------    -------------  -------------    -------------

INCOME FROM INVESTMENT OPERATIONS:
Net investment income ...................................            0.16             0.41           0.47***          0.07
Net realized and unrealized gain on investments .........            3.13             0.01           5.13             0.54
                                                            -------------    -------------  -------------    -------------
Total from investment operations ........................            3.29             0.42           5.60             0.61
                                                            -------------    -------------  -------------    -------------

LESS DISTRIBUTIONS:
Dividends from net investment income ....................           (0.36)           (0.39)         (0.62)         --
Distributions from capital gains ........................           (1.54)           (1.21)         (2.31)         --
                                                            -------------    -------------  -------------    -------------
Total distributions .....................................           (1.90)           (1.60)         (2.93)         --
                                                            -------------    -------------  -------------    -------------
Net asset value, end of period ..........................   $       20.68    $       19.29  $       20.47    $       17.80
                                                            -------------    -------------  -------------    -------------
                                                            -------------    -------------  -------------    -------------
Total return (a) ........................................           17.01%**          1.47%         34.26%            3.55%**
                                                            -------------    -------------  -------------    -------------
                                                            -------------    -------------  -------------    -------------


RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ....................   $      57,344    $      46,017  $      49,334    $      17,425
Operating expenses including
   reimbursement/waiver/custody earnings credit .........            0.74%*           0.73%          0.91%            0.87%*
Operating expenses excluding custody earnings credit ....            0.76%*           0.76%          0.96%         --

Operating expenses excluding reimbursement/waiver/custody
   earnings credit ......................................            0.76%*           0.81%          1.18%            0.90%*
Net investment income including
   reimbursement/waiver/custody earnings credit .........            1.92%*           1.98%          2.51%            3.14%*
Portfolio turnover rate .................................              32%**            56%            65%              56%**

---------------------------------------------------------
+    Unaudited
*    Annualized
**   Non-Annualized
*** The selected per share data was calculated using the weighted average shares outstanding method for the year.
(1) Large Company Value Portfolio Institutional Class shares commenced operations on July 15, 1996.
(a)  Total return represents aggregate total return for the period indicated.

                       See Notes to Financial Statements.

WILSHIRE TARGET FUNDS, INC.
SMALL COMPANY GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS
FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                                       INVESTMENT CLASS SHARES
                                                    -----------------------------------------------------------------------------
                                                    SIX MONTHS
                                                       ENDED                              YEAR ENDED AUGUST 31,
                                                                  ---------------------------------------------------------------
                                                      2/28/99 +      1998         1997            1996          1995       1994
                                                   ------------------------------------------------------------------------------
Net asset value, beginning of period ...........   $     11.78    $   16.61   $    18.56      $    18.55    $    15.39   $  16.03
                                                   -----------    ---------   ----------      ----------    ----------   --------

INCOME FROM INVESTMENT
   OPERATIONS:
Net investment income/(loss) ...................         (0.08)       (0.18)       (0.17)***       (0.19)        (0.07)     (0.04)
Net realized and unrealized gain/(loss)
   on investments ..............................          1.76        (3.98)        2.38            3.06          3.54       0.90
                                                   -----------    ---------   ----------      ----------    ----------   --------
Total from investment operations ...............          1.68        (4.16)        2.21            2.87          3.47       0.86
                                                   -----------    ---------   ----------      ----------    ----------   --------

LESS DISTRIBUTIONS:
Distributions in excess of net investment
   income ......................................       --           --           --              --            --           (0.07)
Distributions from capital gains ...............         (0.88)       (0.67)       (4.16)          (2.86)        (0.31)     (1.43)
                                                   -----------    ---------   ----------      ----------    ----------   --------
Total distributions ............................         (0.88)       (0.67)       (4.16)          (2.86)        (0.31)     (1.50)
                                                   -----------    ---------   ----------      ----------    ----------   --------
Net asset value, end of period .................   $     12.58    $   11.78   $    16.61      $    18.56    $    18.55   $  15.39
                                                   -----------    ---------   ----------      ----------    ----------   --------
                                                   -----------    ---------   ----------      ----------    ----------   --------
Total return (a) ...............................         13.91%**    (26.02)%      15.16%          17.50%        23.04%      5.20%
                                                   -----------    ---------   ----------      ----------    ----------   --------
                                                   -----------    ---------   ----------      ----------    ----------   --------

RATIOS TO AVERAGE NET ASSETS/ SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ...........   $    10,029    $   9,659   $   14,471      $   18,049    $   21,882   $ 11,188
Operating expenses including
   reimbursement/waiver/custody
   earnings credit .............................          1.45%*       1.26%        1.22%           1.01%         0.95%      0.74%
Operating expenses excluding custody
   earnings credit .............................          1.49%*       1.28%        1.24%        --            --             --
Operating expenses excluding
   reimbursement/waiver/custody
   earnings credit .............................          1.64%*       1.43%        1.45%           1.05%         1.16%      1.47%
Net investment income/(loss) including
   reimbursement/waiver/custody
   earnings credit .............................         (1.15)%*     (1.05)%      (1.05)%         (0.78)%       (0.54)%    (0.40)%
Portfolio turnover rate ........................            67%**        74%         105%             87%          111%        46%

--------------------------------------------------------
+    Unaudited
*    Annualized
**   Non-Annualized
*** The selected per share data was calculated using the weighted average shares outstanding method for the year.
(a)  Total return represents aggregate total return for the period indicated.

                       See Notes to Financial Statements.

WILSHIRE TARGET FUNDS, INC.
SMALL COMPANY GROWTH PORTFOLIO - (CONTINUED)
FINANCIAL HIGHLIGHTS
FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                                  INSTITUTIONAL CLASS SHARES
                                                                   ----------------------------------------------------
                                                                   SIX MONTHS                                   PERIOD
                                                                     ENDED           YEAR ENDED AUGUST 31,       ENDED
                                                                               --------------------------
                                                                    2/28/99 +         1998          1997        8/31/96(1)
                                                               -----------------------------------------------------------
Net asset value, beginning of period .......................   $      11.79    $      16.61  $      18.56    $      16.66
                                                               ------------    ------------  ------------    -------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment/(loss) ......................................          (0.07)          (0.17)        (0.17)***       (0.02)
Net realized and unrealized gain/(loss) on investments .....           1.76           (3.98)         2.38            1.92
                                                               ------------    ------------  ------------    -------------


Total from investment operations ...........................           1.69           (4.15)         2.21            1.90
                                                               ------------    ------------  ------------    -------------


LESS DISTRIBUTIONS:
Distributions from capital gains ...........................          (0.88)          (0.67)        (4.16)        --
                                                               ------------    ------------  ------------    -------------

Total distributions ........................................          (0.88)          (0.67)        (4.16)        --
                                                               ------------    ------------  ------------    -------------

Net asset value, end of period .............................   $      12.60    $      11.79  $      16.61    $      18.56
                                                               ------------    ------------  ------------    -------------
                                                               ------------    ------------  ------------    -------------


Total return (a) ...........................................          13.98%**       (25.95)%       15.14%          11.40%**
                                                               ------------    ------------  ------------    -------------
                                                               ------------    ------------  ------------    -------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) .......................   $      4,619    $      4,054  $      4,599    $      3,577
Operating expenses including reimbursement/waiver/custody
   earnings credit .........................................           1.29%*          1.17%         1.22%           0.98%*
Operating expenses excluding custody earnings credit .......           1.33%*          1.19%         1.24%             --
Operating expenses excluding reimbursement/waiver/custody
   earnings credit .........................................           1.48%*          1.34%         1.45%           1.02%*
Net investment/(loss) including reimbursement/waiver/custody
   earnings credit .........................................          (0.98)%*        (0.96)%       (1.05)%         (0.75)%*
Portfolio turnover rate ....................................             67%**           74%          105%             87%**

------------------------------------------------------------
+    Unaudited
*    Annualized
**   Non-Annualized
*** The selected per share data was calculated using the weighted average shares outstanding method for the year.
(1) Small Company Growth Portfolio Institutional Class shares commenced operations on July 15, 1996.
(a)  Total return represents aggregate total return for the period indicated.

                       See Notes to Financial Statements.

WILSHIRE TARGET FUNDS, INC.
SMALL COMPANY VALUE PORTFOLIO
FINANCIAL HIGHLIGHTS
FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                        INVESTMENT CLASS SHARES
                                         --------------------------------------------------------------------------------------
                                         SIX MONTHS
                                           ENDED                                  YEAR ENDED AUGUST 31,
                                                       ----------------------------------------------------------------------
                                          2/28/99 +          1998           1997           1996           1995           1994
                                         ------------------------------------------------------------------------------------
Net asset value, beginning of period ..... $ 13.77        $ 17.25        $ 15.92        $ 15.41        $ 14.32        $ 14.81
                                           -------        -------        -------        -------        -------        -------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income ....................   (0.02)          0.36           0.40***        0.56           0.55           0.45
Net realized and unrealized gain/(loss)
  on investments .........................    0.22          (1.50)          4.27           0.95           1.06          (0.45)
                                           -------        -------        -------        -------        -------        -------
Total from investment operations .........    0.20          (1.14)          4.67           1.51           1.61           0.00
                                           -------        -------        -------        -------        -------        -------

LESS DISTRIBUTIONS:
Dividends from net investment income .....   (0.19)         (0.37)         (0.75)         (0.56)         (0.45)         (0.33)
Distributions from capital gains .........   (0.86)         (1.97)         (2.59)         (0.44)         (0.07)         (0.16)
                                           -------        -------        -------        -------        -------        -------
Total distributions ......................   (1.05)         (2.34)         (3.34)         (1.00)         (0.52)         (0.49)
                                           -------        -------        -------        -------        -------        -------
Net asset value, end of period ........... $ 12.92        $ 13.77        $ 17.25        $ 15.92        $ 15.41        $ 14.32
                                           -------        -------        -------        -------        -------        -------
                                           -------        -------        -------        -------        -------        -------
Total return (a) .........................    0.89%**       (8.79)%       33.73%         10.01%         11.84%          (0.01)%
                                           -------        -------        -------        -------        -------        -------
                                           -------        -------        -------        -------        -------        -------

RATIOS TO AVERAGE NET ASSETS/
  SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) .....$ 26,560       $ 17,602       $ 20,299       $ 27,329       $ 25,978       $ 23,438
Operating expenses including
  reimbursement/waiver/custody
  earnings credit ........................  0.94%*          0.83%          0.86%          0.88%          0.69%          0.50%
Operating expenses excluding custody
  earnings credit ........................  1.03%*          0.85%          0.90%             --             --             --
Operating expenses excluding
  reimbursement/waiver/custody
  earnings credit ........................  1.18%*          1.00%          1.15%          0.92%          0.91%          1.06%
Net investment income including
  reimbursement/waiver/custody
  earnings credit ........................  1.78%*          1.61%          2.58%          3.13%          4.12%          3.64%
Portfolio turnover rate ..................    61%**           74%           105%            81%            86%            49%

--------------------------------------------------------
+    Unaudited
*    Annualized
**   Non-Annualized
*** The selected per share data was calculated using the weighted average shares outstanding method for the year.
(a)  Total return represents aggregate total return for the period indicated.

                       See Notes to Financial Statements.

WILSHIRE TARGET FUNDS, INC.
SMALL COMPANY VALUE PORTFOLIO - (CONTINUED)
FINANCIAL HIGHLIGHTS
FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                         INSTITUTIONAL CLASS SHARES
                                        ----------------------------------------------------------
                                        SIX MONTHS                                     PERIOD
                                           ENDED            YEAR ENDED AUGUST 31,       ENDED
                                                         ------------------------
                                          2/28/99 +          1998           1997       8/31/96(1)
                                        ----------------------------------------------------------
Net asset value, beginning of period ..    $ 13.76        $ 17.23        $ 15.92        $ 15.45
                                           -------        -------        -------        -------

INCOME FROM INVESTMENT OPERATIONS:
Net investment income .................      (0.01)          0.38           0.40***           0.06
Net realized and unrealized
  gain/(loss) on investments ..........       0.22          (1.50)          4.27           0.41
                                           -------        -------        -------        -------
Total from investment operations ......       0.21          (1.12)          4.67           0.47
                                           -------        -------        -------        -------

LESS DISTRIBUTIONS:
Dividends from net investment income ..      (0.20)         (0.38)         (0.77)            --
Distributions from capital gains ......      (0.86)         (1.97)         (2.59)            --
                                           -------        -------        -------        -------
Total distributions ...................      (1.06)         (2.35)         (3.36)            --
                                           -------        -------        -------        -------
Net asset value, end of period ........    $ 12.91        $ 13.76        $ 17.23        $ 15.92
                                           -------        -------        -------        -------
                                           -------        -------        -------        -------
Total return (a) ......................       0.96%**       (8.72)%       33.74%           3.04%**
                                           -------        -------        -------        -------
                                           -------        -------        -------        -------

RATIOS TO AVERAGE NET ASSETS/
  SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ..   $ 10,690       $ 10,454       $ 26,412        $ 7,335
Operating expenses including
reimbursement/waiver/custody
  earnings credit .....................     0.81%*          0.74%          0.86%         0.85%*
Operating expenses excluding
  custody earnings credit .............     0.90%*          0.76%          0.90%             --
Operating expenses excluding
  reimbursement/waiver/custody
  earnings credit .....................     1.05%*          0.91%          1.15%         0.89%*
Net investment income including
  reimbursement/waiver/custody
  earnings credit .....................     1.91%*          1.70%          2.58%         3.16%*
Portfolio turnover rate ...............       61%**           74%           105%           81%**

--------------------------------------------------------
+    Unaudited
*    Annualized
**   Non-Annualized
*** The selected per share data was calculated using the weighted average shares outstanding method for the year.
(1) Small Company Value Portfolio Institutional Class Shares commenced operations on July 15, 1996.
(a)  Total return represents aggregate total return for the period indicated.

                       See Notes to Financial Statements.

WILSHIRE TARGET FUNDS, INC.
WILSHIRE 5000 INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS
FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT THE PERIOD.

                                                         INVESTMENT CLASS SHARES
                                                         -----------------------
                                                                 PERIOD
                                                                  ENDED
                                                                 2/28/99 +
                                                                ---------
Net asset value, beginning of period ........................   $  10.00
                                                                --------

INCOME FROM INVESTMENT OPERATIONS:

Net investment income .......................................       0.01
Net realized and unrealized gain/(loss) on investments ......      (0.35)
                                                                --------
Total from investment operations ............................      (0.34)
                                                                --------

Net asset value, end of period ..............................   $   9.66
                                                                --------
                                                                --------
Total return (a) ............................................      (3.40%)**
                                                                --------
                                                                --------


RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:

Net assets, end of period (in 000is) ........................   $  20,275
Operating expenses including reimbursement/waiver/custody
   earnings credit ..........................................        0.53%*
Operating expenses excluding custody earnings credit ........        0.75%*
Operating expenses excluding reimbursement/waiver/custody
   earnings credit ..........................................        2.11%*
Net investment income including reimbursement/waiver/custody
   earnings credit ..........................................        1.01%*
Portfolio turnover rate .....................................         --

--------------------------------------------------------

+ Unaudited. The Wilshire 5000 Index Portfolio commenced operations on January 29, 1999.
*    Annualized
**   Non-annualized.
(a)  Total return represents aggregate total return for the period indicated.

                       See Notes to Financial Statements.

WILSHIRE TARGET FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1.       Significant Accounting Policies.

         Wilshire Target Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company, and was incorporated under Maryland law on July 30, 1992. The Fund operates as a series company and presently offers five series: Large Company Growth Portfolio, Large Company Value Portfolio, Small Company Growth Portfolio, Small Company Value Portfolio and Wilshire 5000 Index Portfolio (the "Portfolios"). The Wilshire 5000 Index Portfolio commenced operations on January 29, 1999. The Fund accounts separately for the assets, liabilities and operations of each Portfolio.

Each of the Portfolios offers Investment and Institutional Class shares (the "shares"), each of which has equal rights as to Class and voting privileges. The Investment Class has exclusive voting rights with respect to its Service and Distribution Plan. Investment income, realized and unrealized capital gains and losses and the common expenses of each Portfolio are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Portfolio. Each class of shares differs in its respective service and distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements.

PORTFOLIO VALUATION: Each Portfolio's investment securities are valued at the last sale price on the securities exchange or national securities market on which such securities primarily are traded. Securities not listed on an exchange or national securities market, or securities in which there were no transactions, are valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Short-term investments are carried at amortized cost, which approximates value. Any securities or other assets for which recent market quotations are not readily available are valued at fair value as determined pursuant to procedures adopted by the Board of Directors.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, amortization of discount on investments is recognized on the accrual basis.

EXPENSES: Operating expenses directly attributable to a class of shares are charged to that class' operations. Expenses of the Portfolios not directly attributable to the operations of any class of shares are prorated among the classes to which the expense relates based on the relative net assets of each class of shares. Expenses and fees, including the advisory and administration fees, are accrued daily and taken into account for the purpose of determining the net asset value of each Portfolio's shares.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Distributions from net investment income, if any, are declared and paid annually. The Portfolios' net realized capital gains, unless offset by any available capital loss carryforward, are distributed to shareholders annually. Additional distributions of net investment income and capital gains may be made at the discretion of the Board of Directors in order to avoid the application of a 4% non-deductible Federal excise tax. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Portfolios, timing differences and differing characterization of distributions made by each Portfolio as a whole.

WILSHIRE TARGET FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS - (CONTINUED) (UNAUDITED)

FEDERAL INCOME TAXES: The Fund intends to qualify each year as a regulated investment company by complying with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and by, among other things, distributing substantially all of its earnings to shareholders. Therefore, no Federal income tax provision is required.

2.       Investment Advisory Fee, Administration Fee and Other Transactions.

         The Fund has entered into an investment advisory agreement (the "Advisory Agreement") with Wilshire Associates Incorporated ("Wilshire"). Under the terms of the Advisory Agreement dated July 11, 1996, the Fund has agreed to pay Wilshire a fee, computed daily and paid monthly, at the annual rate of .25 of 1% of the value of each Portfolio's average daily net assets.

Wilshire voluntarily has undertaken to waive .15 of 1% of the average daily net asset otherwise payable under the Advisory Agreement with respect to the Small Company Growth and Small Company Value Portfolios. The voluntary waiver may be terminated at any time by Wilshire by notice to the Directors of the Fund.

With respect to the Wilshire 5000 Index Portfolio, the Fund has entered into an investment advisory agreement with Wilshire Associates Incorporated. Under the terms of such Agreement, the Fund has agreed to pay Wilshire a fee computed daily and paid monthly at an annual rate of .10% of the value of the Portfolio's average daily net assets. However, Wilshire has agreed to waive advisory fees and reimburse other expenses with respect to the extent necessary to maintain the Portfolio's expense ratio (other than 12b-1 fees) at 0.35% of the Portfolio's daily net assets until at least December 31, 1999.

For the six months ended February 28, 1999, Wilshire voluntarily waived fees as follows:


   FUND
   ----
Small Company Growth Portfolio ...................  $  12,266
Small Company Value Portfolio ....................     30,125
Wilshire 5000 Index Portfolio ....................     13,218

First Data Investor Services Group, Inc. ("Investor Services Group"), a wholly-owned subsidiary of First Data Corporation, serves as the Fund's administrator pursuant to an administration agreement (the "Administration Agreement"). Under the terms of the Administration Agreement, the Fund has agreed to pay Investor Services Group a fee, computed daily and paid monthly, at the annual rate of .15 of 1% of the Fund's monthly average net assets up to aggregate assets of $1 billion, .10 of 1% of the Fund's monthly average net assets on the next $4 billion in aggregate assets, and .08 of 1% of the Fund's monthly average net assets on the excess net assets. In addition, the Fund has agreed to pay Investor Services Group an annual fee of $25,000 for each Portfolio and $2,000 for each additional class.

In regards to the Wilshire 5000 Index Portfolio, Investor Services Group has agreed to waive certain administration, accounting and transfer agent fees for a period of three years. For the six months ended February 28, 1999, Investor Services Group voluntarily waived fees as follows:


Administration and Accounting ...................   $   3,839
Transfer Agency .................................       2,992

WILSHIRE TARGET FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS - (CONTINUED) (UNAUDITED)

The Northern Trust Company serves as the Fund's custodian. Each Portfolio maintains a cash balance with its custodian and receives a reduction of its custody fees and expenses for the amount of interest earned on such uninvested cash balances. The amounts are presented as Custody earnings credits in the Statements of Operations. Each Portfolio, with the exception of the Wilshire 5000 Index Portfolio, incurred overdraft charges. For the six months ended February 28, 1999, the charges were as follows: Large Company Growth, $9,622; Large Company Value, $424; Small Company Growth, $6,788; Small Company Value, $8,120.

No officer, director or employee of Wilshire, Investor Services Group, or any affiliate thereof, receives any compensation from the Fund for serving as Director or officer of the Fund. The Fund pays each unaffiliated Director an annual fee of $3,000 plus an additional $2,500 for each board meeting attended. The Fund also reimburses expenses incurred by the unaffiliated Directors in attending such meetings.

3.       Service and Distribution Plan.

         The Directors and shareholders of the Fund have adopted a service and distribution plan (the "Plan") pursuant to Rule 12b-1 adopted by the Securities and Exchange Commission under the 1940 Act, with respect to the Investment Class shares of each Portfolio. Under the Plan, the Fund reimburses First Data Distributors, Inc., the Fund's distributor, at an annual rate of up to .25 of 1% of the value of the average daily net assets attributable to the Investment Class shares of each Portfolio for certain shareholder services provided by securities dealers or other financial intermediaries ("service fees") and for certain distribution expenses for the purpose of financing any activity intended to result in the sale of Investment Class shares. For the six months ended February 28, 1999, the distribution and service fees expenses incurred for Large Company Growth Portfolio, Large Company Value Portfolio, Small Company Growth Portfolio, Small Company Value Portfolio and Wilshire 5000 Index Portfolio were
 .15%, .17%, .16%, .13% and .18% of average net assets, respectively.

4.       Securities Transactions.

         For the six months ended February 28, 1999 aggregate cost of purchases and proceeds from sales of securities, other than short-term investments, were as follows:


   FUND                                        PURCHASES           SALES
   ----                                        ---------           -----
Large Company Growth Portfolio ............ $  165,102,288    $  40,473,250
Large Company Value Portfolio .............     31,263,709       22,188,121
Small Company Growth Portfolio ............     10,563,821       11,930,425
Small Company Value Portfolio .............     33,113,913       23,823,685
Wilshire 5000 Index Portfolio .............     20,642,846       10,033,063

WILSHIRE TARGET FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS - (CONTINUED) (UNAUDITED)

The aggregate gross unrealized appreciation and depreciation, as computed on a federal income tax basis, at February 28, 1999 for each Portfolio is as follows:


                                              UNREALIZED        UNREALIZED
   FUND                                      APPRECIATION      DEPRECIATION
   ----                                      ------------      ------------
Large Company Growth Portfolio ...........  $   79,948,921    $   2,040,467
Large Company Value Portfolio ............      13,752,559        3,015,101
Small Company Growth Portfolio ...........       2,724,164        1,929,600
Small Company Value Portfolio ............       3,863,501        2,728,190
Wilshire 5000 Index Portfolio ............         357,115          932,169

5.       Significant Shareholder Activity.

         At February 28, 1999, a significant shareholder owned approximately the following percentage of total outstanding Institutional Class shares of each of the Portfolios:


   FUND
   ----
Large Company Growth Portfolio ......................    23%
Large Company Value Portfolio .......................    31%
Small Company Growth Portfolio ......................   100%
Small Company Value Portfolio .......................    99%

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 W I L S H I R E
TARGET FUNDS, INC.
P.O. Box 60488
King of Prussia, Pennsylvania  19406-0488